UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5724
                                                      --------

                        Opperheimer Strategic Income Fund
                        ---------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
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CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES
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Oil & Gas                                                                   2.6%
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Commercial Banks                                                            2.4
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Media                                                                       2.1
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Capital Markets                                                             2.0
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Hotels, Restaurants & Leisure                                               1.3
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Diversified Financial Services                                              1.2
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Thrifts & Mortgage Finance                                                  0.9
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Wireless Telecommunication Services                                         0.9
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Electric Utilities                                                          0.9
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Diversified Telecommunication Services                                      0.8

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Mortgage-Backed Obligations    23.3%
Corporate Bonds                22.3
Foreign Government Bonds       21.5
Structured Securities          14.7
Cash Equivalents               10.6
U.S. Government Bonds           4.1
Other Bonds                     1.8
Stocks                          1.7

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of investments. The Fund may invest without limit in below investment-grade securities, which carry a greater risk that the issue may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.


                      9 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO APPROPRIATE BROAD-BASED MARKET INDICES.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the 12-month period ended September 30, 2007, Oppenheimer Strategic Income Fund's Class A shares (without sales charge) produced a total return that was greater than that of its benchmarks, the Lehman Brothers Aggregate Bond Index and the Citigroup World Government Bond Index, and significantly higher than the average return of the funds reported in its peer group, the Lipper Multi-Sector Income Funds category. In fact, the Fund's Class A shares (without sales charge) finished 2nd out of 122 funds ranked in the category.

      Emerging-market bonds bolstered the Fund's relative performance over the reporting period. We focused primarily on markets where the rate of inflation and long-term bond yields have been falling due to improved credit and economic fundamentals. In Latin American markets, Brazil and, to a lesser extent, Mexico produced attractive returns as they drew down debt, reduced their budget deficits and became more significant participants in world trade. In Eastern Europe, Turkey prospered through reforms designed to help it qualify for inclusion in the European Union. Among developed markets, we maintained relatively light exposure to Japan, where bond yields remained very low. Otherwise, we have attempted to diversify holdings across the developed nations of Europe, where robust economic growth has led to higher bond yields. To manage risks in this environment, we generally focused on sovereign debt securities and maintained a neutral duration. The Fund also benefited from unhedged currency exposure as the U.S. dollar continued to deteriorate relative to most foreign currencies.

      We maintained a slightly shorter-than-average duration posture with regard to U.S. Treasury securities over most of the reporting period, as narrow yield differences along the market's maturity range provided little incentive to incur the risks that longer-term bonds typically entail. In the wake of what we believed to be indiscriminate market declines in July and August, we allocated some assets to AAA-rated, short-term mortgage-backed securities that, in our judgment, represented attractive values. In the high yield bond portfolio, an underweighted position helped the Fund weather market volatility in June and July. While we continued to move toward a higher-quality credit profile, even a reduced position in lower-quality bonds dampened the Fund's performance during the credit crisis. The resulting weakness more than offset better results


                     10 | OPPENHEIMER STRATEGIC INCOME FUND
from our duration management strategy, which was shorter than industry averages, and our security selection strategy, which emphasized bonds from the telecommunications and gaming sectors while de-emphasizing homebuilders.

      We currently expect economic growth to remain stronger in international markets than in the United States, and we have seen no evidence that the decline of the U.S. dollar is complete. However, we are aware that some emerging markets already have posted impressive rallies, and further gains may be more modest. Accordingly, to reduce risks, we recently trimmed the Fund's positions in some emerging markets. We have also maintained the Fund's relatively light exposure to high yield bonds in light of the U.S. economic slowdown.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2007. In the case of Class A, Class B and Class C shares, performance is measured over a ten fiscal year period; Class Y shares since inception of the Class on January 26, 1998. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

      The Fund's performance is compared to the performance of the Lehman Brothers Aggregate Bond Index and the Citigroup World Government Bond Index, formerly the Salomon Brothers World Government Bond Index. The former is a broad-based, unmanaged index of U.S. corporate bond issues, U.S. Government securities and mortgage-backed securities widely regarded as a measure of the performance of the domestic debt securities market. The latter is an unmanaged index of fixed-rate bonds having a maturity of one year or more, widely regarded as a benchmark of fixed-income performance on a worldwide basis. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices.


                     11 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Strategic Income Fund (Class A)
      Lehman Brothers Aggregate Bond Index
      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------

            Oppenheimer Strategic      Lehman Brothers        Citigroup World
            Income Fund (Class A)   Aggregate Bond Index   Government Bond Index
09/30/1997         $  9,525               $ 10,000               $ 10,000
12/31/1997         $  9,618               $ 10,294               $ 10,021
03/31/1998         $  9,875               $ 10,455               $ 10,099
06/30/1998         $  9,940               $ 10,699               $ 10,300
09/30/1998         $  9,601               $ 11,151               $ 11,158
12/31/1998         $  9,779               $ 11,189               $ 11,554
03/31/1999         $  9,831               $ 11,133               $ 11,108
06/30/1999         $  9,864               $ 11,035               $ 10,725
09/30/1999         $  9,881               $ 11,110               $ 11,211
12/31/1999         $ 10,174               $ 11,097               $ 11,061
03/31/2000         $ 10,335               $ 11,342               $ 11,081
06/30/2000         $ 10,392               $ 11,539               $ 11,064
09/30/2000         $ 10,491               $ 11,887               $ 10,774
12/31/2000         $ 10,399               $ 12,387               $ 11,237
03/31/2001         $ 10,584               $ 12,763               $ 10,985
06/30/2001         $ 10,496               $ 12,835               $ 10,724
09/30/2001         $ 10,303               $ 13,427               $ 11,492
12/31/2001         $ 10,765               $ 13,433               $ 11,126
03/31/2002         $ 10,945               $ 13,445               $ 10,946
06/30/2002         $ 10,940               $ 13,942               $ 12,222
09/30/2002         $ 10,986               $ 14,581               $ 12,694
12/31/2002         $ 11,502               $ 14,810               $ 13,295
03/31/2003         $ 11,941               $ 15,016               $ 13,708
06/30/2003         $ 12,722               $ 15,392               $ 14,240
09/30/2003         $ 13,138               $ 15,370               $ 14,521
12/31/2003         $ 13,756               $ 15,418               $ 15,277
03/31/2004         $ 14,076               $ 15,828               $ 15,562
06/30/2004         $ 13,818               $ 15,441               $ 15,044
09/30/2004         $ 14,285               $ 15,935               $ 15,537
12/31/2004         $ 15,078               $ 16,087               $ 16,858
03/31/2005         $ 14,906               $ 16,010               $ 16,423
06/30/2005         $ 15,415               $ 16,492               $ 16,189
09/30/2005         $ 15,681               $ 16,380               $ 16,007
12/31/2005         $ 15,705               $ 16,478               $ 15,699
03/31/2006         $ 15,943               $ 16,371               $ 15,635
06/30/2006         $ 15,685               $ 16,359               $ 16,131
09/30/2006         $ 16,272               $ 16,982               $ 16,364
12/31/2006         $ 16,911               $ 17,192               $ 16,659
03/31/2007         $ 17,372               $ 17,450               $ 16,851
06/30/2007         $ 17,638               $ 17,360               $ 16,592
09/30/2007         $ 18,085               $ 17,854               $ 17,787

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07

1-Year 5.86%     5-Year 9.41%     10-Year 6.10%

--------------------------------------------------------------------------------


                     12 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Strategic Income Fund (Class B)
      Lehman Brothers Aggregate Bond Index
      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------

            Oppenheimer Strategic      Lehman Brothers        Citigroup World
            Income Fund (Class B)   Aggregate Bond Index   Government Bond Index
09/30/1997         $ 10,000               $ 10,000               $ 10,000
12/31/1997         $ 10,079               $ 10,294               $ 10,021
03/31/1998         $ 10,328               $ 10,455               $ 10,099
06/30/1998         $ 10,376               $ 10,699               $ 10,300
09/30/1998         $ 10,026               $ 11,151               $ 11,158
12/31/1998         $ 10,170               $ 11,189               $ 11,554
03/31/1999         $ 10,205               $ 11,133               $ 11,108
06/30/1999         $ 10,242               $ 11,035               $ 10,725
09/30/1999         $ 10,218               $ 11,110               $ 11,211
12/31/1999         $ 10,500               $ 11,097               $ 11,061
03/31/2000         $ 10,646               $ 11,342               $ 11,081
06/30/2000         $ 10,684               $ 11,539               $ 11,064
09/30/2000         $ 10,766               $ 11,887               $ 10,774
12/31/2000         $ 10,678               $ 12,387               $ 11,237
03/31/2001         $ 10,847               $ 12,763               $ 10,985
06/30/2001         $ 10,711               $ 12,835               $ 10,724
09/30/2001         $ 10,495               $ 13,427               $ 11,492
12/31/2001         $ 10,971               $ 13,433               $ 11,126
03/31/2002         $ 11,105               $ 13,445               $ 10,946
06/30/2002         $ 11,079               $ 13,942               $ 12,222
09/30/2002         $ 11,135               $ 14,581               $ 12,694
12/31/2002         $ 11,603               $ 14,810               $ 13,295
03/31/2003         $ 12,055               $ 15,016               $ 13,708
06/30/2003         $ 12,817               $ 15,392               $ 14,240
09/30/2003         $ 13,186               $ 15,370               $ 14,521
12/31/2003         $ 13,806               $ 15,418               $ 15,277
03/31/2004         $ 14,128               $ 15,828               $ 15,562
06/30/2004         $ 13,869               $ 15,441               $ 15,044
09/30/2004         $ 14,338               $ 15,935               $ 15,537
12/31/2004         $ 15,133               $ 16,087               $ 16,858
03/31/2005         $ 14,960               $ 16,010               $ 16,423
06/30/2005         $ 15,471               $ 16,492               $ 16,189
09/30/2005         $ 15,738               $ 16,380               $ 16,007
12/31/2005         $ 15,762               $ 16,478               $ 15,699
03/31/2006         $ 16,001               $ 16,371               $ 15,635
06/30/2006         $ 15,742               $ 16,359               $ 16,131
09/30/2006         $ 16,332               $ 16,982               $ 16,364
12/31/2006         $ 16,973               $ 17,192               $ 16,659
03/31/2007         $ 17,435               $ 17,450               $ 16,851
06/30/2007         $ 17,703               $ 17,360               $ 16,592
09/30/2007         $ 18,151               $ 17,854               $ 17,787

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07

1-Year 4.99%     5-Year 9.30%     10-Year 6.14%

--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                     13 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Strategic Income Fund (Class C)
      Lehman Brothers Aggregate Bond Index
      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------

            Oppenheimer Strategic      Lehman Brothers        Citigroup World
            Income Fund (Class C)   Aggregate Bond Index   Government Bond Index
09/30/1997         $ 10,000               $ 10,000               $ 10,000
12/31/1997         $ 10,058               $ 10,294               $ 10,021
03/31/1998         $ 10,309               $ 10,455               $ 10,099
06/30/1998         $ 10,357               $ 10,699               $ 10,300
09/30/1998         $ 10,005               $ 11,151               $ 11,158
12/31/1998         $ 10,150               $ 11,189               $ 11,554
03/31/1999         $ 10,208               $ 11,133               $ 11,108
06/30/1999         $ 10,223               $ 11,035               $ 10,725
09/30/1999         $ 10,198               $ 11,110               $ 11,211
12/31/1999         $ 10,505               $ 11,097               $ 11,061
03/31/2000         $ 10,627               $ 11,342               $ 11,081
06/30/2000         $ 10,691               $ 11,539               $ 11,064
09/30/2000         $ 10,748               $ 11,887               $ 10,774
12/31/2000         $ 10,659               $ 12,387               $ 11,237
03/31/2001         $ 10,829               $ 12,763               $ 10,985
06/30/2001         $ 10,719               $ 12,835               $ 10,724
09/30/2001         $ 10,475               $ 13,427               $ 11,492
12/31/2001         $ 10,953               $ 13,433               $ 11,126
03/31/2002         $ 11,087               $ 13,445               $ 10,946
06/30/2002         $ 11,062               $ 13,942               $ 12,222
09/30/2002         $ 11,119               $ 14,581               $ 12,694
12/31/2002         $ 11,589               $ 14,810               $ 13,295
03/31/2003         $ 12,043               $ 15,016               $ 13,708
06/30/2003         $ 12,808               $ 15,392               $ 14,240
09/30/2003         $ 13,170               $ 15,370               $ 14,521
12/31/2003         $ 13,765               $ 15,418               $ 15,277
03/31/2004         $ 14,061               $ 15,828               $ 15,562
06/30/2004         $ 13,777               $ 15,441               $ 15,044
09/30/2004         $ 14,217               $ 15,935               $ 15,537
12/31/2004         $ 14,980               $ 16,087               $ 16,858
03/31/2005         $ 14,780               $ 16,010               $ 16,423
06/30/2005         $ 15,258               $ 16,492               $ 16,189
09/30/2005         $ 15,491               $ 16,380               $ 16,007
12/31/2005         $ 15,485               $ 16,478               $ 15,699
03/31/2006         $ 15,690               $ 16,371               $ 15,635
06/30/2006         $ 15,442               $ 16,359               $ 16,131
09/30/2006         $ 15,990               $ 16,982               $ 16,364
12/31/2006         $ 16,548               $ 17,192               $ 16,659
03/31/2007         $ 16,968               $ 17,450               $ 16,851
06/30/2007         $ 17,195               $ 17,360               $ 16,592
09/30/2007         $ 17,599               $ 17,854               $ 17,787

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07

1-Year 9.06%     5-Year 9.62%     10-Year 5.82%

--------------------------------------------------------------------------------


                     14 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Strategic Income Fund (Class N)
      Lehman Brothers Aggregate Bond Index
      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------

            Oppenheimer Strategic      Lehman Brothers        Citigroup World
            Income Fund (Class N)   Aggregate Bond Index   Government Bond Index
03/01/2001         $ 10,000               $ 10,000               $ 10,000
03/31/2001         $  9,799               $ 10,050               $  9,712
06/30/2001         $  9,717               $ 10,107               $  9,560
09/30/2001         $  9,539               $ 10,573               $ 10,244
12/31/2001         $  9,988               $ 10,578               $  9,917
03/31/2002         $ 10,122               $ 10,588               $  9,757
06/30/2002         $ 10,112               $ 10,979               $ 10,894
09/30/2002         $ 10,177               $ 11,482               $ 11,316
12/31/2002         $ 10,617               $ 11,663               $ 11,851
03/31/2003         $ 11,044               $ 11,825               $ 12,219
06/30/2003         $ 11,753               $ 12,121               $ 12,693
09/30/2003         $ 12,092               $ 12,103               $ 12,944
12/31/2003         $ 12,648               $ 12,141               $ 13,618
03/31/2004         $ 12,929               $ 12,464               $ 13,872
06/30/2004         $ 12,678               $ 12,159               $ 13,410
09/30/2004         $ 13,094               $ 12,548               $ 13,850
12/31/2004         $ 13,806               $ 12,668               $ 15,027
03/31/2005         $ 13,632               $ 12,607               $ 14,640
06/30/2005         $ 14,080               $ 12,986               $ 14,430
09/30/2005         $ 14,307               $ 12,899               $ 14,268
12/31/2005         $ 14,315               $ 12,976               $ 13,994
03/31/2006         $ 14,552               $ 12,892               $ 13,937
06/30/2006         $ 14,302               $ 12,882               $ 14,379
09/30/2006         $ 14,822               $ 13,372               $ 14,587
12/31/2006         $ 15,387               $ 13,538               $ 14,850
03/31/2007         $ 15,754               $ 13,741               $ 15,021
06/30/2007         $ 16,015               $ 13,670               $ 14,789
09/30/2007         $ 16,367               $ 14,059               $ 15,855

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07

1-Year 9.42%     5-Year 9.97%     Since Inception (3/1/01) 7.77%

--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                     15 | OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
      Oppenheimer Strategic Income Fund (Class Y)
      Lehman Brothers Aggregate Bond Index
      Citigroup World Government Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

--------------------------------------------------------------------------------

            Oppenheimer Strategic      Lehman Brothers        Citigroup World
            Income Fund (Class Y)   Aggregate Bond Index   Government Bond Index
01/26/1998         $ 10,000               $ 10,000               $ 10,000
03/31/1998         $ 10,181               $ 10,027               $  9,981
06/30/1998         $ 10,257               $ 10,261               $ 10,180
09/30/1998         $  9,936               $ 10,695               $ 11,028
12/31/1998         $ 10,108               $ 10,731               $ 11,420
03/31/1999         $ 10,194               $ 10,678               $ 10,979
06/30/1999         $ 10,237               $ 10,584               $ 10,600
09/30/1999         $ 10,241               $ 10,656               $ 11,081
12/31/1999         $ 10,579               $ 10,643               $ 10,932
03/31/2000         $ 10,732               $ 10,878               $ 10,951
06/30/2000         $ 10,826               $ 11,067               $ 10,935
09/30/2000         $ 10,912               $ 11,401               $ 10,648
12/31/2000         $ 10,850               $ 11,880               $ 11,106
03/31/2001         $ 11,049               $ 12,241               $ 10,768
06/30/2001         $ 10,965               $ 12,310               $ 10,599
09/30/2001         $ 10,740               $ 12,877               $ 11,358
12/31/2001         $ 11,256               $ 12,883               $ 10,996
03/31/2002         $ 11,419               $ 12,895               $ 10,819
06/30/2002         $ 11,416               $ 13,372               $ 12,079
09/30/2002         $ 11,498               $ 13,984               $ 12,546
12/31/2002         $ 12,021               $ 14,204               $ 13,140
03/31/2003         $ 12,496               $ 14,402               $ 13,548
06/30/2003         $ 13,317               $ 14,762               $ 14,074
09/30/2003         $ 13,721               $ 14,741               $ 14,351
12/31/2003         $ 14,369               $ 14,787               $ 15,099
03/31/2004         $ 14,706               $ 15,181               $ 15,380
06/30/2004         $ 14,437               $ 14,810               $ 14,869
09/30/2004         $ 14,927               $ 15,283               $ 15,356
12/31/2004         $ 15,760               $ 15,429               $ 16,662
03/31/2005         $ 15,590               $ 15,355               $ 16,232
06/30/2005         $ 16,131               $ 15,817               $ 16,000
09/30/2005         $ 16,379               $ 15,710               $ 15,820
12/31/2005         $ 16,454               $ 15,804               $ 15,516
03/31/2006         $ 16,718               $ 15,701               $ 15,453
06/30/2006         $ 16,460               $ 15,689               $ 15,943
09/30/2006         $ 17,093               $ 16,287               $ 16,173
12/31/2006         $ 17,780               $ 16,489               $ 16,465
03/31/2007         $ 18,280               $ 16,736               $ 16,655
06/30/2007         $ 18,576               $ 16,650               $ 16,398
09/30/2007         $ 19,021               $ 17,123               $ 17,580

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 9/30/07

1-Year 11.28%     5-Year 10.59%     Since Inception (1/26/98) 6.87%

--------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 17 FOR FURTHER INFORMATION.


                     16 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                     17 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES
--------------------------------------------------------------------------------

CLASS Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                     18 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                     19 | OPPENHEIMER STRATEGIC INCOME FUND

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                             BEGINNING     ENDING        EXPENSES
                             ACCOUNT       ACCOUNT       PAID DURING
                             VALUE         VALUE         6 MONTHS ENDED
                             (4/1/07)      (9/30/07)     SEPTEMBER 30, 2007
----------------------------------------------------------------------------
Class A Actual               $ 1,000.00    $ 1,041.10    $ 4.56
----------------------------------------------------------------------------
Class A Hypothetical           1,000.00      1,020.61      4.52
----------------------------------------------------------------------------
Class B Actual                 1,000.00      1,036.90      8.67
----------------------------------------------------------------------------
Class B Hypothetical           1,000.00      1,016.60      8.58
----------------------------------------------------------------------------
Class C Actual                 1,000.00      1,037.20      8.46
----------------------------------------------------------------------------
Class C Hypothetical           1,000.00      1,016.80      8.38
----------------------------------------------------------------------------
Class N Actual                 1,000.00      1,039.00      6.67
----------------------------------------------------------------------------
Class N Hypothetical           1,000.00      1,018.55      6.60
----------------------------------------------------------------------------
Class Y Actual                 1,000.00      1,040.50      2.82
----------------------------------------------------------------------------
Class Y Hypothetical           1,000.00      1,022.31      2.79

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended September 30, 2007 are as follows:

CLASS          EXPENSE RATIOS
-----------------------------
Class A              0.89%
-----------------------------
Class B              1.69
-----------------------------
Class C              1.65
-----------------------------
Class N              1.30
-----------------------------
Class Y              0.55

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                     20 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  September 30, 2007
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.5%
-------------------------------------------------------------------------------------------------------------------------
Ace Securities Corp. Home Equity Loan Trust, Asset-Backed
Pass-Through Certificates, Series 2005-HE7, Cl. A2B, 5.311%, 11/25/35 1                $      2,570,000   $    2,554,645
-------------------------------------------------------------------------------------------------------------------------
Aesop Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 5.556%, 4/20/08 1,2                                                   1,520,000        1,519,097
-------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through
Certificates, Series 2004-W8, Cl. A2, 5.611%, 5/25/34 1                                       4,482,726        4,426,931
-------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through
Certificates, Series 2006-M3, Cl. A2B, 5.231%, 9/25/36 1                                      2,190,000        2,154,768
-------------------------------------------------------------------------------------------------------------------------
Argent Securities Trust 2006-W5, Asset-Backed Pass-Through
Certificates, Series 2006-W5, Cl. A2B, 5.231%, 5/26/36 1                                      3,845,000        3,809,315
-------------------------------------------------------------------------------------------------------------------------
BMW Vehicle Owner Trust 2006-A, Automobile Asset-Backed
Securities, Series 2006-A, Cl. A2, 5.30%, 5/26/09                                             2,500,289        2,498,285
-------------------------------------------------------------------------------------------------------------------------
Capital One Prime Auto Receivables Trust, Automobile
Asset-Backed Certificates, Series 2005-1, Cl. A4, 5.773%, 4/15/11 1                          22,280,000       22,166,457
-------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2005-D, Asset-Backed Certificates,
Series 2005-D, Cl. AV2, 5.401%, 10/25/35 1                                                       92,028           91,780
-------------------------------------------------------------------------------------------------------------------------
Centex Home Equity Loan Trust 2006-A, Asset-Backed Certificates,
Series 2006-A, Cl. AV2, 5.231%, 5/16/36 1                                                     4,810,000        4,775,947
-------------------------------------------------------------------------------------------------------------------------
CitiFinancial Mortgage Securities, Inc., Real Estate Mtg. Investment
Conduit Pass-Through Certificates, Series 2004-1, Cl. AF2, 2.645%, 4/25/34                    2,392,866        2,318,722
-------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2005-WF2, Asset-Backed
Pass-Through Certificates, Series 2005-WF2, Cl. AF2, 4.922%, 8/25/35 1                          877,889          875,977
-------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed
Pass-Through Certificates, Series 2006-WFH3, Cl. A2, 5.231%, 10/31/36 1,3                     2,620,000        2,574,299
-------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WFH4, Asset-Backed
Pass-Through Certificates, Series 2006-WFH4, Cl. AS, 5.231%, 11/25/36 1,3                     4,777,000        4,638,133
-------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-16, Asset-Backed
Certificates, Series 2005-16, Cl. 2AF2, 5.382%, 5/25/36 1                                     2,010,000        1,987,822
-------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2005-17, Asset-Backed
Certificates:
Series 2005-17, Cl. 1AF1, 5.331%, 5/25/36 1                                                     717,302          716,150
Series 2005-17, Cl. 1AF2, 5.363%, 5/25/36 1                                                   1,210,000        1,198,142
-------------------------------------------------------------------------------------------------------------------------
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed
Certificates, Series 2006-25, Cl. 2A2, 5.251%, 12/25/29 1                                     4,054,000        3,968,219
-------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler Auto Trust, Automobile Loan Pass-Through
Certificates, Series 2006-C, Cl. A2, 5.33%, 5/8/09                                            3,604,225        3,603,912
-------------------------------------------------------------------------------------------------------------------------
DLJ Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2,
11.96%, 4/15/11 3,4,5                                                                        15,000,000           37,500
-------------------------------------------------------------------------------------------------------------------------
DVI Receivables Corp., Equipment Asset-Backed Certificates,
Series 2001-2, Cl. C, 4.405%, 11/11/09 3                                                      3,083,887          185,033
-------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts.,
Series 2000-A, Cl. B, 8/15/25 3,4,5                                                           2,730,094           27,301


                     21 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2005-FF10, Mtg. Pass-Through
Certificates, Series 2005-FF10, Cl. A3, 5.341%, 11/25/35 1                             $      7,550,000   $    7,443,037
-------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through
Certificates, Series 2006-FF10, Cl. A3, 5.221%, 7/25/36 1                                     3,790,000        3,719,727
-------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF5, Mtg. Pass-Through
Certificates, Series 2006-FF5, Cl. 2A1, 5.181%, 5/15/36 1                                     1,033,353        1,028,801
-------------------------------------------------------------------------------------------------------------------------
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through
Certificates, Series 2006-FF9, Cl. 2A2, 5.241%, 7/7/36 1                                      1,940,000        1,897,568
-------------------------------------------------------------------------------------------------------------------------
Ford Credit Auto Owner Trust, Automobile Loan Pass-Through
Certificates, Series 2005-A, Cl. A3, 3.48%, 11/17/08                                            149,108          149,013
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized
Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1,3                                       5,776,000               --
-------------------------------------------------------------------------------------------------------------------------
Green Tree Financial Corp., Manufactured Housing Contract Sr.
Sub. Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29                         4,814,000        4,330,003
-------------------------------------------------------------------------------------------------------------------------
Greenpoint Credit Manufactured Housing Contract Trust,
Pass-Through Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31                             4,577,934        1,072,409
-------------------------------------------------------------------------------------------------------------------------
Household Home Equity Loan Trust, Home Equity Loan
Pass-Through Certificates:
Series 2005-3, Cl. A1, 5.798%, 1/20/35 1                                                      1,883,164        1,838,376
Series 2006-4, Cl. A2V, 5.606%, 3/20/36 1,3                                                   1,520,000        1,499,255
-------------------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates:
Series 2005-10, Cl. 2A3B, 5.55%, 1/25/36                                                      2,020,702        2,019,420
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                                     1,609,173        1,609,287
Series 2005-4, Cl. 2A1B, 5.17%, 10/25/35                                                      1,342,372        1,331,500
-------------------------------------------------------------------------------------------------------------------------
Madison Avenue CDO Ltd., Commercial Debt Obligations,
Series 2A, Cl. C1, 0.303%, 3/24/14 1,3                                                        3,704,214          148,169
-------------------------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl. A3, 5.231%, 8/25/36 1                                     5,580,000        5,474,767
-------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I, Cl.
ECFD, 0.274%, 1/25/29 3                                                                       4,475,119          939,775
-------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 5.231%, 7/1/36 1                                                      6,330,000        6,242,401
-------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-2, Mtg. Pass-Through
Certificates, Series 2005-2, Cl. AF2, 4.415%, 4/25/35 1                                         239,146          238,293
-------------------------------------------------------------------------------------------------------------------------
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through
Certificates, Series 2005-6, Cl. A3, 5.68%, 1/25/36 1                                         1,900,000        1,887,386
-------------------------------------------------------------------------------------------------------------------------
RAMP Series 2004-RS7 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2004-RS7, Cl. AI32, 4.45%, 7/25/28                                         492,866          490,690
-------------------------------------------------------------------------------------------------------------------------
RAMP Series 2006-RS4 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-RS4, Cl. A1, 5.211%, 7/25/36 1                                      1,160,739        1,156,615
-------------------------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed
Pass-Through Certificates, Series 2006-KS7, Cl. A2, 5.231%, 9/25/36 1                         4,720,000        4,639,570


                     22 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES Continued
-------------------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity
Asset-Backed Obligations, Series 2005-BC3, Cl. A2B, 5.381%, 6/25/36 1                  $      5,121,810   $    5,105,133
-------------------------------------------------------------------------------------------------------------------------
Start CLO Ltd., Asset-Backed Credit Linked Securities, Series 2006-3A,
Cl. F, 22.36%, 6/7/11 1,3                                                                     3,720,000        3,720,000
-------------------------------------------------------------------------------------------------------------------------
Structured Asset Investment Loan Trust, Mtg. Pass-Through
Certificates, Series 2006-2, Cl. A1, 5.191%, 4/25/36 1                                          767,109          764,836
-------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Mtg. Pass-Through Certificates,
Series 2005-4XS, Cl. 3A1, 5.18%, 3/26/35                                                      1,133,579        1,135,378
-------------------------------------------------------------------------------------------------------------------------
Taganka Car Loan Finance plc, Automobile Asset-Backed Certificates,
Series 2006-1A, Cl. C, 8.62%, 11/14/13 1,3                                                    2,715,000        2,715,000
-------------------------------------------------------------------------------------------------------------------------
Wells Fargo Home Equity Asset-Backed Securities 2006-2 Trust,
Home Equity Asset-Backed Certificates, Series 2006-2,
Cl. A2, 5.42%, 7/25/36 1                                                                      3,770,000        3,725,989
                                                                                                          ---------------
Total Asset-Backed Securities (Cost $167,845,124)                                                            132,450,833

-------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--23.7%
-------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY--19.5%
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--19.0%
Fannie Mae Whole Loan, CMO Pass-Through Certificates,
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                                           1,987,558        2,069,466
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
4.50%, 5/15/19-7/15/19                                                                        5,587,469        5,391,194
5%, 8/15/33-12/15/34                                                                          6,622,101        6,339,761
6%, 4/15/17-3/15/33                                                                          26,485,981       26,774,214
6.50%, 4/15/18-8/15/28                                                                       11,055,941       11,359,888
6.50%, 7/15/28 6                                                                              1,247,277        1,281,157
6.50%, 8/15/32 7                                                                              2,193,420        2,248,099
7%, 8/15/21-3/15/31                                                                           3,451,607        3,586,744
7%, 10/15/31 8                                                                                2,225,800        2,311,517
7.50%, 2/15/32-4/25/36                                                                        8,643,633        9,061,918
8.50%, 8/15/31                                                                                  499,561          535,431
10%, 5/15/20                                                                                    181,071          204,187
10.50%, 6/14/20                                                                                 209,861          239,442
11.50%, 11/14/16                                                                                122,735          132,580
12%, 6/14/10-6/15/17                                                                            529,076          575,867
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates:
Series 2368, Cl. TG, 6%, 10/15/16                                                             1,427,185        1,466,427
Series 2410, Cl. PF, 6.733%, 2/15/32 1,8                                                     12,661,767       12,940,206
Series 2435, Cl. EQ, 6%, 5/15/31                                                              7,090,439        7,161,226
Series 2453, Cl. BD, 6%, 5/15/17                                                                175,935          180,903
Series 2641, Cl. CE, 3.50%, 9/15/25                                                           3,454,090        3,400,215
Series 2727, Cl. UA, 3.50%, 10/15/22                                                          1,767,794        1,750,268
Series 2736, Cl. DB, 3.30%, 11/15/26 22                                                      15,857,747       15,515,668
Series 2777, Cl. PJ, 4%, 5/15/24                                                              1,887,542        1,873,631
Series 2934, Cl. NA, 5%, 4/15/24                                                              5,304,689        5,306,099


                     23 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., CMO Gtd. Multiclass Mtg.
Participation Certificates: Continued
Series 3057, Cl. LG, 5%, 10/15/35                                                      $      5,000,000   $    4,574,711
Series 3094, Cl. HS, 3.291%, 6/15/34 1                                                        1,835,001        1,870,486
Series 3105, Cl. BD, 5.50%, 1/15/26                                                           8,122,000        8,010,784
Series 3138, Cl. PA, 5.50%, 2/15/27                                                          23,756,720       23,906,530
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22                                                           8,217,158        8,599,184
Series 151, Cl. F, 9%, 5/15/21                                                                   15,738           15,717
Series 1590, Cl. IA, 6.80%, 10/15/23 1                                                        5,445,965        5,559,863
Series 1674, Cl. Z, 6.75%, 2/15/24                                                              356,181          372,031
Series 2002-66, Cl. FG, 6.131%, 9/25/32 1                                                     8,065,593        8,151,104
Series 2002-84, Cl. FB, 6.131%, 12/25/32 1                                                      471,019          481,342
Series 2003-11, Cl. FA, 6.131%, 9/25/32 1                                                       471,066          481,877
Series 2006-11, Cl. PS, 5.752%, 3/25/36 1                                                     3,145,943        3,271,004
Series 2034, Cl. Z, 6.50%, 2/15/28                                                               47,680           49,123
Series 2043, Cl. ZP, 6.50%, 4/15/28                                                           4,086,603        4,205,845
Series 2053, Cl. Z, 6.50%, 4/15/28                                                               48,387           49,976
Series 2055, Cl. ZM, 6.50%, 5/15/28                                                           1,713,960        1,758,382
Series 2080, Cl. Z, 6.50%, 8/15/28                                                            2,856,409        2,948,582
Series 2173, Cl. Z, 6.50%, 7/15/29                                                           11,216,849       11,637,846
Series 2326, Cl. ZP, 6.50%, 6/15/31                                                           1,200,896        1,242,058
Series 2344, Cl. FP, 6.703%, 8/15/31 1                                                        2,702,768        2,745,643
Series 2387, Cl. PD, 6%, 4/15/30                                                                 49,178           49,080
Series 2412, Cl. GF, 6.703%, 2/15/32 1                                                        6,091,726        6,220,206
Series 2427, Cl. ZM, 6.50%, 3/15/32                                                           5,299,558        5,480,953
Series 2451, Cl. FD, 6.753%, 3/15/32 1                                                        2,023,956        2,068,303
Series 2461, Cl. PZ, 6.50%, 6/15/32                                                             278,271          286,655
Series 2464, Cl. FI, 6.753%, 2/15/32 1                                                        2,215,405        2,267,702
Series 2470, Cl. AF, 6.753%, 3/15/32 1                                                        3,406,768        3,485,110
Series 2470, Cl. LF, 6.753%, 2/15/32 1                                                        2,267,752        2,330,585
Series 2471, Cl. FD, 6.753%, 3/15/32 1                                                        4,103,446        4,217,191
Series 2475, Cl. FB, 6.753%, 2/15/32 1                                                        3,203,040        3,292,204
Series 2500, Cl. FD, 6.253%, 3/15/32 1                                                          684,495          689,563
Series 2517, Cl. GF, 6.753%, 2/15/32 1                                                        1,852,921        1,898,133
Series 2526, Cl. FE, 6.153%, 6/15/29 1                                                          933,799          938,240
Series 2551, Cl. FD, 6.153%, 1/15/33 1                                                          717,564          720,220
Series 2676, Cl. KY, 5%, 9/15/23                                                              2,516,000        2,368,869
Series 2676, Cl. TF, 6.353%, 1/15/32 1                                                        3,589,776        3,621,379
Series 2939, Cl. PE, 5%, 2/15/35                                                             11,489,000       10,585,606
Series 3025, Cl. SJ, 3.658%, 8/15/35 1                                                        3,461,097        3,591,093
Series 3035, Cl. DM, 5.50%, 11/15/25                                                         11,680,931       11,734,474
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 177, Cl. IO, 6.85%, 7/1/26 9                                                           2,873,598          734,569
Series 183, Cl. IO, 2.76%, 4/1/27 9                                                           1,101,322          272,974
Series 192, Cl. IO, 10.45%, 2/1/28 9                                                            513,029          131,579
Series 200, Cl. IO, 9.64%, 1/1/29 9                                                             618,104          161,167


                     24 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., CMO Gtd. Real Estate Mtg.
Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2003-118, Cl. S, 7.79%, 12/25/33 9                                              $      9,085,833   $    1,204,580
Series 2003-13, Cl. IO, 9.08%, 3/25/33 9                                                      5,004,828        1,262,752
Series 2003-26, Cl. DI, 5.13%, 4/25/33 9                                                      3,749,278          865,235
Series 2003-26, Cl. IK, 0.93%, 4/25/33 9                                                        100,444           23,171
Series 2005-87, Cl. SE, 0.12%, 10/25/35 9                                                    51,849,329        2,290,289
Series 2005-87, Cl. SG, 6.58%, 10/25/35 9                                                    15,322,943          981,620
Series 203, Cl. IO, 1.44%, 6/1/29 9                                                           2,130,252          549,965
Series 204, Cl. IO, (7.80)%, 5/1/29 9                                                           175,093           44,342
Series 205, Cl. IO, 3.27%, 9/1/29 9                                                           2,748,867          730,189
Series 206, Cl. IO, (13.95)%, 12/1/29 9                                                         888,056          246,702
Series 207, Cl. IO, (22.41)%, 4/1/30 9                                                        1,008,102          270,004
Series 2074, Cl. S, (3.77)%, 7/17/28 9                                                          647,950           43,971
Series 2079, Cl. S, (5.83)%, 7/17/28 9                                                        1,040,124           72,863
Series 208, Cl. IO, (10.36)%, 6/1/30 9                                                        1,843,194          492,180
Series 212, Cl. IO, 2.79%, 5/1/31 9                                                           4,119,915        1,006,715
Series 214, Cl. IO, (11.73)%, 6/1/31 9                                                          986,359          257,040
Series 216, Cl. IO, 4.69%, 12/1/31 9                                                              4,074            1,018
Series 224, Cl. IO, 7.29%, 3/1/33 9                                                           5,237,012        1,320,132
Series 243, Cl. 6, 9.30%, 12/15/32 9                                                          3,255,269          824,069
Series 2526, Cl. SE, (2.75)%, 6/15/29 9                                                       1,687,376           93,896
Series 2802, Cl. AS, (3.83)%, 4/15/33 9                                                       5,024,859          295,175
Series 2819, Cl. S, (9.42)%, 6/15/34 9                                                       14,514,634        1,135,487
Series 2920, Cl. S, (10.69)%, 1/15/35 9                                                       8,492,264          441,381
Series 3000, Cl. SE, (12.04)%, 7/15/25 9                                                     11,007,814          459,305
Series 3004, Cl. SB, (0.99)%, 7/15/35 9                                                      16,636,519          684,816
Series 3110, Cl. SL, 8.65%, 2/15/26 9                                                         2,820,802          113,524
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Principal-Only Stripped
Mtg.-Backed Security, Series 192, Cl. PO, 6.73%, 2/1/28 10                                      513,029          394,528
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 4/25/18-8/25/20 22                                                                    66,920,825       64,579,849
4.50%, 9/25/18 8                                                                             26,474,814       25,567,592
5%, 12/25/17-9/25/35                                                                        261,673,728      253,515,959
5%, 10/1/21 11                                                                               10,417,000       10,210,285
5%, 3/25/18-9/25/33 8                                                                        13,694,971       13,239,975
5.50%, 1/25/22-11/25/34                                                                     421,694,148      414,554,410
5.50%, 10/1/21 11                                                                             3,620,000        3,611,515
5.50%, 4/25/34 8                                                                             16,127,095       15,843,921
6%, 5/25/21-11/25/33                                                                         90,024,117       90,697,437
6%, 10/1/21-10/1/36 11                                                                       99,224,652      100,016,660
6.50%, 5/25/17-9/25/32                                                                       31,179,239       32,042,307
6.50%, 6/25/17 8                                                                              7,650,127        7,852,478
7%, 11/25/17-9/25/34                                                                         39,416,685       41,053,169
7.50%, 6/25/10-1/25/33                                                                       13,838,152       14,518,590
8.50%, 7/25/32                                                                                   82,116           88,293
9.50%, 4/25/20-4/8/21                                                                           102,599          112,047
11%, 11/8/15-2/25/26                                                                            405,279          456,323
13%, 6/25/15                                                                                     84,927           96,412
15%, 5/9/13                                                                                     286,506          331,410


                     25 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn. Grantor Trust:
CMO Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T10,
Cl. IO, 18.95%, 12/25/41 9                                                             $    146,223,145   $    1,870,033
CMO Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T3,
Cl. IO, 25.39%, 11/25/40 9                                                                   17,244,241          333,861
CMO Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T4,
Cl. IO, 20.22%, 7/25/41 9                                                                    28,052,208          598,920
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26                                                               384,963          399,868
Trust 1997-45, Cl. CD, 8%, 7/18/27                                                            2,028,655        2,157,786
Trust 1998-58, Cl. PC, 6.50%, 10/25/28                                                        2,551,669        2,647,979
Trust 1999-14, Cl. MB, 6.50%, 4/25/29                                                           113,393          117,797
Trust 1999-54, Cl. LH, 6.50%, 11/25/29                                                        4,013,315        4,164,599
Trust 2001-44, Cl. QC, 6%, 9/25/16                                                              389,102          399,667
Trust 2001-50, Cl. NE, 6%, 8/25/30                                                              100,591          100,074
Trust 2001-51, Cl. OD, 6.50%, 10/25/31                                                          376,328          385,304
Trust 2001-65, Cl. F, 5.731%, 11/25/31 1                                                      4,614,516        4,633,133
Trust 2001-69, Cl. PF, 6.131%, 12/25/31 1                                                     4,920,000        4,990,069
Trust 2001-70, Cl. LR, 6%, 9/25/30                                                              410,614          411,760
Trust 2001-80, Cl. ZB, 6%, 1/25/32                                                            5,376,818        5,467,830
Trust 2001-82, Cl. ZA, 6.50%, 1/25/32                                                         2,096,669        2,152,806
Trust 2002-12, Cl. PG, 6%, 3/25/17                                                            3,649,948        3,749,880
Trust 2002-19, Cl. PE, 6%, 4/25/17                                                            2,070,930        2,127,151
Trust 2002-21, Cl. PE, 6.50%, 4/25/32                                                         4,994,394        5,167,109
Trust 2002-29, Cl. F, 6.131%, 4/25/32 1                                                       2,417,089        2,478,820
Trust 2002-60, Cl. FH, 6.131%, 8/25/32 1                                                      4,715,585        4,833,472
Trust 2002-64, Cl. FJ, 6.131%, 4/25/32 1                                                        742,353          755,672
Trust 2002-68, Cl. FH, 6.114%, 10/18/32 1                                                     1,555,529        1,568,110
Trust 2002-81, Cl. FM, 5.631%, 12/25/32 1                                                     2,835,757        2,858,324
Trust 2002-9, Cl. PC, 6%, 3/25/17                                                             4,171,242        4,285,403
Trust 2003-116, Cl. FA, 5.531%, 11/25/33 1                                                      896,456          899,078
Trust 2003-130, Cl. CS, 3.838%, 12/25/33 1                                                    3,633,541        3,355,180
Trust 2003-17, Cl. EQ, 5.50%, 3/25/23                                                         5,484,000        5,333,197
Trust 2003-23, Cl. EQ, 5.50%, 4/25/23                                                        12,312,000       11,956,340
Trust 2003-28, Cl. KG, 5.50%, 4/25/23                                                         5,467,000        5,344,147
Trust 2003-3, Cl. FM, 5.631%, 4/25/33 1                                                       3,362,683        3,392,879
Trust 2003-81, Cl. NB, 4.50%, 11/25/14                                                       10,264,000       10,155,562
Trust 2003-81, Cl. PW, 4%, 3/25/25                                                            4,099,894        4,059,193
Trust 2003-84, Cl. AJ, 3%, 4/25/13                                                            6,336,971        6,271,735
Trust 2003-84, Cl. GC, 4.50%, 5/25/15                                                        12,320,000       12,189,964
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                            2,102,011        2,083,989
Trust 2004-101, Cl. BG, 5%, 1/25/20                                                           4,413,000        4,322,046
Trust 2004-52, Cl. JR, 4.50%, 7/25/24                                                         7,512,214        7,470,042
Trust 2005-100, Cl. BQ, 5.50%, 11/25/25                                                       3,800,000        3,701,933
Trust 2005-31, Cl. PB, 5.50%, 4/25/35                                                         2,865,000        2,777,242
Trust 2005-59, Cl. NQ, 4.047%, 5/25/35 1                                                      3,337,958        3,116,960
Trust 2005-71, Cl. DB, 4.50%, 8/25/25                                                         3,510,000        3,211,377
Trust 2006-24, Cl. DB, 5.50%, 4/25/26                                                           540,000          533,754


                     26 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., CMO Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates: Continued
Trust 2006-29, Cl. PA, 5.50%, 8/25/26                                                  $     20,955,346   $   21,020,136
Trust 2006-44, Cl. OA, 5.50%, 12/25/26                                                       10,305,799       10,353,222
Trust 2006-46, Cl. SW, 5.385%, 6/25/36 1                                                      4,589,301        4,719,001
Trust 2006-50, Cl. KS, 5.385%, 6/25/36 1                                                      3,878,952        3,786,268
Trust 2006-50, Cl. SA, 5.385%, 6/25/36 1                                                      4,431,071        4,341,985
Trust 2006-50, Cl. SK, 5.385%, 6/25/36 1                                                      1,039,459        1,043,483
Trust 2006-57, Cl. PA, 5.50%, 8/25/27                                                        12,229,114       12,281,276
Trust 2006-64, Cl. MD, 5.50%, 7/25/36                                                           311,000          301,185
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 6.02%, 11/18/31 9                                                      5,237,819          567,772
Trust 2001-63, Cl. SD, (5.39)%, 12/18/31 9                                                      133,990           13,509
Trust 2001-68, Cl. SC, (5.48)%, 11/25/31 9                                                       92,117            9,281
Trust 2001-81, Cl. S, 0.02%, 1/25/32 9                                                        1,225,812          130,643
Trust 2002-28, Cl. SA, (0.46)%, 4/25/32 9                                                       870,560           78,834
Trust 2002-38, Cl. IO, (6.63)%, 4/25/32 9                                                       745,269           47,959
Trust 2002-39, Cl. SD, (3.75)%, 3/18/32 9                                                     1,189,301          114,952
Trust 2002-48, Cl. S, 0.03%, 7/25/32 9                                                        1,398,725          129,847
Trust 2002-52, Cl. SL, (0.07)%, 9/25/32 9                                                       829,925           82,272
Trust 2002-53, Cl. SK, (3.32)%, 4/25/32 9                                                       741,356           75,033
Trust 2002-56, Cl. SN, 0.96%, 7/25/32 9                                                       1,918,286          182,497
Trust 2002-65, Cl. SC, (5.40)%, 6/25/26 9                                                     2,326,425          179,433
Trust 2002-77, Cl. IS, (1.07)%, 12/18/32 9                                                    1,269,718          126,014
Trust 2002-77, Cl. SH, 0.89%, 12/18/32 9                                                      1,483,003          148,795
Trust 2002-89, Cl. S, 10.32%, 1/25/33 9                                                       6,150,730          596,336
Trust 2002-9, Cl. MS, 0.09%, 3/25/32 9                                                        1,633,504          158,356
Trust 2003-33, Cl. SP, 9.20%, 5/25/33 9                                                       5,438,597          692,920
Trust 2003-4, Cl. S, 6.99%, 2/25/33 9                                                         2,775,402          327,328
Trust 2003-46, Cl. IH, 1.74%, 6/25/33 9                                                       1,136,284          227,868
Trust 2005-105, Cl. S, 6.28%, 12/25/35 9                                                     12,101,113          744,039
Trust 2005-40, Cl. SA, (5.81)%, 5/25/35 9                                                    12,867,418          682,427
Trust 2005-40, Cl. SB, (3.15)%, 5/25/35 9                                                     6,073,012          341,209
Trust 2005-71, Cl. SA, (2.60)%, 8/25/25 9                                                     6,950,778          454,643
Trust 2005-83, Cl. SL, 4.83%, 10/25/35 9                                                     12,321,442          812,736
Trust 2006-119, Cl. MS, 13.04%, 12/25/36 9                                                   12,349,810          766,769
Trust 2006-33, Cl. SP, 10.14%, 5/25/36 9                                                      8,870,775          739,382
Trust 2006-34, Cl. SK, 9.05%, 5/25/36 9                                                      14,785,402        1,392,877
Trust 2006-75, Cl. SA, 12.40%, 8/25/36 9                                                      5,513,056          371,373
Trust 2006-90, Cl. SX, 17.53%, 9/25/36 9                                                     12,431,115          821,887
Trust 221, Cl. 2, 12.49%, 5/1/23 9                                                            1,045,403          244,402
Trust 240, Cl. 2, 21.35%, 9/1/23 9                                                            1,761,032          473,074
Trust 247, Cl. 2, 0.04%, 10/1/23 9                                                              442,255          115,131
Trust 2682, Cl. TQ, 4.63%, 10/15/33 9                                                         5,490,974          332,534
Trust 2981, Cl. BS, 3.01%, 5/15/35 9                                                         10,181,688          503,801
Trust 301, Cl. 2, 5.75%, 4/1/29 9                                                             1,720,787          438,731
Trust 303, Cl. IO, 12%, 11/1/29 9                                                               955,733          257,707
Trust 313, Cl. 2, (5.39)%, 6/1/31 9                                                           6,617,763        1,745,503


                     27 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security: Continued
Trust 319, Cl. 2, 5.24%, 2/1/32 9                                                      $         86,250   $       21,551
Trust 321, Cl. 2, 9.85%, 4/1/32 9                                                             8,067,813        2,039,433
Trust 322, Cl. 2, 4.89%, 4/1/32 9                                                               361,047           91,748
Trust 324, Cl. 2, 6.09%, 7/1/32 9                                                             6,019,149        1,489,292
Trust 329, Cl. 2, (1.40)%, 1/1/33 9                                                             287,762           73,630
Trust 331, Cl. 5, 9.43%, 2/1/33 9                                                             6,968,308        1,619,474
Trust 334, Cl. 12, 5.30%, 2/1/33 9                                                            8,698,730        2,170,849
Trust 334, Cl. 5, 11.34%, 5/1/33 9                                                            4,024,229        1,056,161
Trust 339, Cl. 7, 8.88%, 7/1/33 9                                                            20,172,120        4,661,242
Trust 342, Cl. 2, 7.37%, 9/1/33 9                                                            22,742,797        5,816,162
Trust 344, Cl. 2, 9.06%, 12/1/33 9                                                           10,592,420        2,711,955
Trust 345, Cl. 9, 8.72%, 1/1/34 9                                                             6,850,571        1,596,541
Trust 362, Cl. 12, 2.98%, 8/1/35 9                                                              183,438           42,000
Trust 362, Cl. 13, 3.01%, 8/1/35 9                                                              101,864           23,421
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Principal-Only Stripped
Mtg.-Backed Security, Trust 324, Cl. 1, 5.82%, 7/1/32 10                                      1,503,027        1,128,540
                                                                                                          ---------------
                                                                                                           1,629,624,106

-------------------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.5%
Government National Mortgage Assn.:
5.75%, 8/8/27 1                                                                                   9,229            9,320
7%, 1/29/28-2/8/30                                                                            2,363,268        2,475,920
8%, 1/29/28-9/29/28                                                                             824,552          876,952
11%, 11/8/19                                                                                     22,831           25,622
12%, 12/9/13-10/9/15                                                                             33,895           38,603
12.50%, 12/29/13-11/29/15                                                                     1,340,030        1,512,417
13%, 10/30/15                                                                                 2,008,929        2,283,350
13.50%, 6/30/15                                                                               2,616,079        2,990,129
-------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO, Series 2001-62,
Cl. KZ, 6.50%, 12/16/31                                                                      10,850,072       11,254,834
-------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., CMO Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29                                                           9,650,236       10,250,451
Series 2000-12, Cl. ZA, 8%, 2/16/30                                                           4,226,294        4,503,562
Series 2000-7, Cl. Z, 8%, 1/16/30                                                             4,963,758        5,271,412
-------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Interest-Only
Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, (0.26)%, 7/16/28 9                                                    2,113,448          157,533
Series 1998-6, Cl. SA, (0.69)%, 3/16/28 9                                                     1,297,319          107,215
Series 2006-47, Cl. SA, 14.94%, 8/16/36 9                                                     4,415,994          269,948
                                                                                                          ---------------
                                                                                                              42,027,268


                     28 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
NON-AGENCY--4.2%
-------------------------------------------------------------------------------------------------------------------------
AGRICULTURAL--0.0%
Prudential Agricultural Credit, Inc., Farmer Mac Agricultural
Real Estate Trust Sr. Sub. Mtg. Pass-Through Certificates,
Series 1992-2, Cl. B2, 1/15/03 3,4,5                                                   $        624,465   $           --
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL--3.1%
Banc of America Commercial Mortgage, Inc., Commercial
Mtg. Pass-Through Certificates:
Series 2005-3, Cl. A2, 4.501%, 7/10/43                                                        5,310,000        5,238,526
Series 2006-5, Cl. A2, 5.348%, 10/10/11                                                         315,000          315,878
-------------------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., CMO Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                                        3,065,155        3,110,624
-------------------------------------------------------------------------------------------------------------------------
Banc of America Mortgage Securities, Inc., CMO Pass-Through
Certificates, Series 2004-8, Cl. 5A1, 6.50%, 5/25/32                                          2,860,138        2,886,684
-------------------------------------------------------------------------------------------------------------------------
Capital Lease Funding Securitization LP, Interest-Only
Corporate-Backed Pass-Through Certificates,
Series 1997-CTL1, (5.01)%, 6/22/24 9                                                          4,310,789          125,125
-------------------------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1B, 5.231%, 8/25/08 1                                                     1,745,423        1,743,677
-------------------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-WF1, Asset-Backed
Pass-Through Certificates, Series 2006-WF1, Cl. A2B, 5.536%, 3/1/36                           1,371,000        1,368,294
-------------------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Commercial Mtg. Obligations, Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49 3                     9,503,000        9,470,525
-------------------------------------------------------------------------------------------------------------------------
Countrywide Alternative Loan Trust, Mtg. Pass-Through Certificates,
Series 2007-8CB, Cl. A1, 5.50%, 5/25/37                                                      19,435,407       19,373,408
-------------------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg.
Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                                      3,155,533        3,156,591
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                                    8,930,616        8,902,508
Series 2006-AB3, Cl. A7, 6.36%, 4/25/08                                                         933,847          935,186
-------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-CF2, Cl. A1B, 6.24%, 11/12/31                                         258,625          260,539
-------------------------------------------------------------------------------------------------------------------------
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 1997-CF2, Cl. B30C, 5.829%, 10/15/30 1,3                                              36,400,000       10,920,000
-------------------------------------------------------------------------------------------------------------------------
First Horizon Alternative Mortgage Securities Trust, Mtg. Pass-Through
Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37                                        4,572,727        4,565,705
-------------------------------------------------------------------------------------------------------------------------
First Union National Bank/Lehman Brothers/Bank of America
Commercial Mtg. Trust, Pass-Through Certificates,
Series 1998-C2, Cl. A2, 6.56%, 11/18/35                                                       2,839,717        2,844,928
-------------------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations,
Series 2005-C3, Cl. A2, 4.853%, 7/10/45                                                       3,080,000        3,066,543
-------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg.
Pass-Through Certificates, Series 1998-C1, Cl. F, 7.213%, 5/15/30 1                           2,000,000        2,012,823


                     29 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates:
Series 2005-GG3, Cl. A2, 4.305%, 8/10/42                                               $      3,430,000   $    3,381,592
Series 2005-GG5, Cl. A2, 5.117%, 4/10/37                                                      3,470,000        3,478,547
Series 2007-GG9, Cl. A2, 5.381%, 3/10/39 3                                                    7,170,000        7,192,013
-------------------------------------------------------------------------------------------------------------------------
Ice Em CLO, Collateralized Loan Obligation:
Series 2007-1A, Cl. C, 8.40%, 8/15/22 1,3                                                    16,980,000       15,876,300
Series 2007-1A, Cl. D, 10.40%, 8/15/22 1,3                                                   16,980,000       15,621,600
-------------------------------------------------------------------------------------------------------------------------
JP Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                          9,404,729        9,834,916
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2005-LDP2, Cl. A2, 4.575%, 7/15/42                                                     1,280,000        1,264,932
Series 2005-LDP4, Cl. A2, 4.79%, 10/15/42                                                     4,520,000        4,488,474
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                                    8,250,000        8,235,014
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                                     4,580,000        4,664,603
-------------------------------------------------------------------------------------------------------------------------
LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32                                          8,115,000        8,500,680
-------------------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust, Commercial Mtg.
Pass-Through Certificates:
Series 2005-C5, Cl. A2, 4.885%, 9/15/30                                                       3,690,000        3,681,464
Series 2007-C1, Cl. A2, 5.318%, 1/15/12                                                       7,970,000        7,984,896
Series 2000-C3, Cl. A2, 7.95%, 5/15/25                                                        9,543,163       10,086,939
-------------------------------------------------------------------------------------------------------------------------
Lehman Structured Securities Corp., CMO, Series 2002-GE1,
Cl. A, 2.514%, 7/26/24 3                                                                        466,119          358,912
-------------------------------------------------------------------------------------------------------------------------
Mastr Alternative Loan Trust, CMO Pass-Through Certificates:
Series 2004-9, Cl. A3, 4.70%, 8/25/34 1                                                         417,746          416,449
Series 2004-6, Cl. 10A1, 6%, 7/25/34                                                          4,133,602        4,143,031
-------------------------------------------------------------------------------------------------------------------------
Mastr Asset Securitization Trust 2006-3, Mtg. Pass-Through
Certificates, Series 2006-3, Cl. 2A1, 5.955%, 10/25/36 1                                     19,524,745       19,267,016
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through
Certificates, Series 1997-XL1, Cl. G, 7.695%, 10/3/30                                        13,883,000       13,848,927
-------------------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                         8,761,997        8,795,187
-------------------------------------------------------------------------------------------------------------------------
PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                                        9,627,000       10,013,335
-------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg.
Pass-Through Certificates, Series PRU-HTG 2000-C1,
Cl. A2, 7.306%, 10/6/15 3                                                                       571,000          612,108
-------------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl. A114, 5.75%, 4/25/37                                       6,284,068        6,301,059
-------------------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, CMO Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                                           6,254,222        6,260,210
-------------------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2005-C17, Commercial
Mtg. Pass-Through Certificates, Series 2005-C17, Cl. A2, 4.782%, 3/15/42                      5,800,000        5,768,835


                     30 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Wachovia Bank Commercial Mortgage Trust 2006-C29,
Commercial Mtg. Pass-Through Certificates, Series 2006-C29,
Cl. A2, 5.272%, 11/15/48                                                               $      2,083,000   $    2,084,381
-------------------------------------------------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates,
Series 2003-AR9, Cl. 2A, 4.048%, 9/25/33 1                                                    6,638,504        6,570,997
                                                                                                          ---------------
                                                                                                             269,029,981

-------------------------------------------------------------------------------------------------------------------------
MULTIFAMILY--0.5%
Banc of America Mortgage Securities, Inc., CMO Pass-Through
Certificates, Series 2003-E, Cl. 2A2, 4.35%, 6/25/33 1                                       11,291,095       11,398,729
-------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans Servicing LP, Mtg. Pass-Through Certificates,
Series 2007-HY1, Cl. 1A1, 5.702%, 4/25/37 1                                                  12,919,380       12,920,537
-------------------------------------------------------------------------------------------------------------------------
Countrywide Home Loans, CMO, Series 2003-46, Cl. 1A2,
4.129%, 1/19/34 1                                                                            17,509,999       17,574,938
-------------------------------------------------------------------------------------------------------------------------
WAMU, Mtg. Pass-Through Certificates, Series 2005-AR8, Cl. 2AB1,
5.57%, 7/25/45 1                                                                                350,012          348,891
                                                                                                          ---------------
                                                                                                              42,243,095

-------------------------------------------------------------------------------------------------------------------------
OTHER--0.1%
JP Morgan Mortgage Trust, CMO Pass-Through Certificates,
Series 2005-S2, Cl. 3A1, 6.75%, 2/25/32 1                                                     5,942,416        6,011,060
-------------------------------------------------------------------------------------------------------------------------
RESIDENTIAL--0.5%
Countrywide Alternative Loan Trust, CMO:
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                                       7,693,941        7,786,363
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                                       1,453,705        1,480,595
-------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13,
Cl. 1A5, 6%, 9/25/36                                                                         14,706,343       14,880,647
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13,
Cl. 1A8, 6%, 9/25/36                                                                          4,998,359        5,002,448
-------------------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS5 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-QS5, Cl. 2A2, 6%, 4/25/08                                           3,897,570        3,898,549
-------------------------------------------------------------------------------------------------------------------------
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through
Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37                                        5,738,897        5,806,883
-------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., CMO:
Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                                       226,939          226,990
Series 2000-UP1, Cl. A2, 8%, 9/25/30                                                            449,360          451,781
-------------------------------------------------------------------------------------------------------------------------
Salomon Smith Barney RV Trust, Recreational Vehicles Mtg.
Obligations, Series 2001-1, Cl. B, 6.64%, 4/15/18                                             2,407,000        2,420,607
-------------------------------------------------------------------------------------------------------------------------
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1995-3, Cl. 1IO, 0.78%, 9/15/25 9                                                     34,646,564          276,968
Series 1992-2, Cl. IO, 8.99%, 9/15/22 9                                                      15,153,781          336,481
Series 1995-2B, Cl. 2IO, 12.04%, 6/15/25 9                                                    1,059,536           23,369
                                                                                                          ---------------
                                                                                                              42,591,681
                                                                                                          ---------------
Total Mortgage-Backed Obligations (Cost $2,043,457,959)                                                    2,031,527,191


                     31 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--4.2%
-------------------------------------------------------------------------------------------------------------------------
Fannie Mae Unsec. Nts., 5.825%, 10/5/07 8,13                                           $     25,550,000   $   25,538,145
-------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp. Unsec. Nts.:
5.208%, 2/4/08 13,15                                                                         37,540,000       36,965,188
3.375%, 4/15/09 14                                                                           26,370,000       25,953,090
4.625%, 10/25/12 14                                                                          63,280,000       63,279,367
5.25%, 5/21/09 14                                                                            25,770,000       26,097,150
-------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn. Unsec. Nts.:
5%, 10/15/11 14                                                                              16,000,000       16,263,904
5.125%, 7/13/09                                                                              34,925,000       35,343,821
5.125%, 4/15/11 14                                                                           11,125,000       11,366,668
6%, 5/15/11 14                                                                               51,700,000       54,314,314
-------------------------------------------------------------------------------------------------------------------------
Resolution Funding Corp. Bonds, Residual Funding STRIPS,
6.135%, 1/15/21 13,14                                                                        53,130,000       27,195,069
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, STRIPS, 4.955%, 2/15/16 8,13,14                                         23,896,000       16,318,053
-------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 4.50%, 3/31/09 14                                                        24,300,000       24,486,065
                                                                                                          ---------------
Total U.S. Government Obligations (Cost $356,707,484)                                                        363,120,834

-------------------------------------------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS--21.9%
-------------------------------------------------------------------------------------------------------------------------
ARGENTINA--0.8%
Argentina (Republic of) Bonds:
2%, 9/30/14 [ARP]                                                                            13,632,900        4,388,575
5.374%, 8/3/12 1                                                                             24,436,251       21,923,642
7%, 10/3/15                                                                                   5,800,000        4,769,050
Series GDP, 7.24%, 12/15/35 13                                                               23,710,000        3,094,155
Series V, 7%, 3/28/11                                                                        14,317,000       13,446,847
Series VII, 7%, 9/12/13                                                                       9,540,000        8,308,943
-------------------------------------------------------------------------------------------------------------------------
Central Bank of Argentina Bonds, 2%, 2/4/18 [ARP]                                            17,502,479        7,304,972
-------------------------------------------------------------------------------------------------------------------------
Neuquen (Province Del) Sr. Sec. Nts., 8.656%, 10/18/14 2                                      6,770,000        6,871,550
                                                                                                          ---------------
                                                                                                              70,107,734

-------------------------------------------------------------------------------------------------------------------------
AUSTRALIA--1.2%
New South Wales Treasury Corp. Sr. Unsec. Nts.:
6%, 10/1/09 [AUD]                                                                            81,550,000       71,396,755
Series 17RG, 5.50%, 3/1/17 [AUD]                                                             31,795,000       26,112,838
-------------------------------------------------------------------------------------------------------------------------
Queensland Treasury Corp. Unsec. Nts., Series 09G, 6%, 7/14/09 [AUD]                          1,010,000          885,997
                                                                                                          ---------------
                                                                                                              98,395,590

-------------------------------------------------------------------------------------------------------------------------
AUSTRIA--0.2%
Austria (Republic of) Unsec. Unsub. Nts., Series E, 4%, 9/15/16 [EUR]                        10,641,000       14,740,036
-------------------------------------------------------------------------------------------------------------------------
BELGIUM--0.6%
Belgium (Kingdom of) Bonds, Series 44, 5%, 3/28/35 [EUR]                                     10,325,000       15,360,810
-------------------------------------------------------------------------------------------------------------------------
Belgium (Kingdom of) Treasury Bills, 4.06%, 11/15/07 13 [EUR]                                25,630,000       36,377,174
                                                                                                          ---------------
                                                                                                              51,737,984


                     32 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
BRAZIL--1.6%
Brazil (Federal Republic of) Bonds:
6%, 1/17/17                                                                            $     23,215,000   $   23,586,440
8%, 1/15/18                                                                                  26,620,000       29,774,470
8.75%, 2/4/25                                                                                17,815,000       22,847,738
8.875%, 10/14/19                                                                             26,001,000       32,436,248
10.50%, 7/14/14                                                                              17,798,000       22,558,965
-------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Nts., 7.875%, 3/7/15                                             7,950,000        8,999,400
                                                                                                          ---------------
                                                                                                             140,203,261

-------------------------------------------------------------------------------------------------------------------------
BULGARIA--0.2%
Bulgaria (Republic of) Bonds:
8.25%, 1/15/15                                                                                7,080,000        8,265,900
8.25%, 1/15/15 2                                                                              6,790,000        7,927,325
                                                                                                          ---------------
                                                                                                              16,193,225

-------------------------------------------------------------------------------------------------------------------------
CANADA--0.9%
Canada (Government of) Treasury Bills:
4.271%, 11/1/07 13 [CAD]                                                                     25,625,000       25,673,821
4.436%, 12/27/07 13 [CAD]                                                                    49,170,000       48,962,128
                                                                                                          ---------------
                                                                                                              74,635,949

-------------------------------------------------------------------------------------------------------------------------
COLOMBIA--0.5%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28 2 [COP]                                  9,427,000,000        4,494,227
-------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Bonds:
7.375%, 9/18/37                                                                              13,982,000       15,415,155
10.75%, 1/15/13                                                                               8,000,000        9,800,000
12%, 10/22/15 [COP]                                                                      14,703,000,000        8,181,317
-------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Nts., 11.75%, 3/1/10 [COP]                                         5,175,000,000        2,677,362
-------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Bonds, 8.125%, 5/21/24                                          4,010,000        4,691,700
                                                                                                          ---------------
                                                                                                              45,259,761

-------------------------------------------------------------------------------------------------------------------------
COSTA RICA--0.1%
Costa Rica (Republic of) Unsec. Bonds, 9.995%, 8/1/20                                         5,424,000        7,057,980
-------------------------------------------------------------------------------------------------------------------------
DENMARK--0.2%
Denmark (Kingdom of) Bonds:
4%, 11/15/10 [DKK]                                                                           21,815,000        4,139,546
4%, 11/15/15 [DKK]                                                                           15,890,000        2,962,229
7%, 11/10/24 [DKK]                                                                            5,785,000        1,413,961
-------------------------------------------------------------------------------------------------------------------------
Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                                 22,830,000        4,350,797
                                                                                                          ---------------
                                                                                                              12,866,533

-------------------------------------------------------------------------------------------------------------------------
DOMINICAN REPUBLIC--0.1%
Dominican Republic Unsec. Unsub. Bonds, Series REGS, 9.04%, 1/23/18                           2,626,423        2,970,485
-------------------------------------------------------------------------------------------------------------------------
Dominican Republic Unsec. Unsub. Nts., Series REGS, 9.50%, 9/27/11                            1,536,983        1,635,350
                                                                                                          ---------------
                                                                                                               4,605,835


                     33 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
EGYPT--0.1%
Egypt (The Arab Republic of) Unsec. Unsub. Bonds, 8.75%,
7/15/12 2 [EGP]                                                                              31,310,000   $    5,743,669
-------------------------------------------------------------------------------------------------------------------------
EL SALVADOR--0.2%
El Salvador (Republic of) Bonds:
7.625%, 9/21/34 2                                                                             4,802,000        5,450,270
7.65%, 6/15/35 2                                                                             10,425,000       11,728,125
                                                                                                          ---------------
                                                                                                              17,178,395

-------------------------------------------------------------------------------------------------------------------------
FRANCE--1.2%
France (Government of) Obligations Assimilables du Tresor Bonds:
3.25%, 4/25/16 [EUR]                                                                         31,645,000       41,542,269
4%, 10/25/38 [EUR]                                                                           33,860,000       43,109,711
-------------------------------------------------------------------------------------------------------------------------
France (Government of) Treasury Bills, 4.026%, 10/18/07 13 [EUR]                             13,905,000       19,793,047
                                                                                                          ---------------
                                                                                                             104,445,027

-------------------------------------------------------------------------------------------------------------------------
GERMANY--2.2%
Germany (Federal Republic of) Bonds:
Series 03, 3.75%, 7/4/13 [EUR]                                                               22,910,000       31,916,996
Series 05, 4%, 1/4/37 [EUR]                                                                  40,855,000       52,840,197
-------------------------------------------------------------------------------------------------------------------------
Germany (Federal Republic of) Treasury Bills, Series 0707,
4.153%, 1/16/08 13 [EUR]                                                                     72,430,000      102,108,856
                                                                                                          ---------------
                                                                                                             186,866,049

-------------------------------------------------------------------------------------------------------------------------
GHANA--0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17 3,11                                                9,290,000        9,475,800
-------------------------------------------------------------------------------------------------------------------------
GREECE--0.4%
Greece (Republic of) Bonds, 4.60%, 5/20/13 [EUR]                                             23,910,000       34,444,120
-------------------------------------------------------------------------------------------------------------------------
GUATEMALA--0.1%
Guatemala (Republic of) Nts.:
10.25%, 11/8/11                                                                               1,235,000        1,426,425
10.25%, 11/8/11 2                                                                             3,052,000        3,525,060
                                                                                                          ---------------
                                                                                                               4,951,485

-------------------------------------------------------------------------------------------------------------------------
INDONESIA--0.4%
Indonesia (Republic of) Nts.:
6.75%, 3/10/14 2                                                                             16,860,000       17,407,950
7.25%, 4/20/15 2                                                                             11,655,000       12,383,438
-------------------------------------------------------------------------------------------------------------------------
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35 2                                        6,210,000        7,343,325
                                                                                                          ---------------
                                                                                                              37,134,713

-------------------------------------------------------------------------------------------------------------------------
ISRAEL--0.2%
Israel (State of) Bonds, Series 2682, 7.50%, 3/31/14 [ILS]                                   68,180,000       18,799,393
-------------------------------------------------------------------------------------------------------------------------
ITALY--1.2%
Italy (Republic of) Nts., Certificati di Credito del Tesoro, 4.40%, 7/1/09 1 [EUR]           73,630,000      105,426,896


                     34 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
JAPAN--2.0%
Japan (Government of) Bonds:
2 yr., Series 252, 0.80%, 1/15/09 [JPY]                                                   7,639,000,000   $   66,516,793
10 yr., Series 245, 0.90%, 12/20/12 [JPY]                                                 3,565,000,000       30,534,575
10 yr., Series 268, 1.50%, 3/20/15 [JPY]                                                  3,785,000,000       33,174,150
30 yr., Series 25, 2.30%, 12/20/36 [JPY]                                                  5,138,000,000       43,551,220
                                                                                                          ---------------
                                                                                                             173,776,738

-------------------------------------------------------------------------------------------------------------------------
MALAYSIA--0.3%
Johor Corp. Malaysia (Government of) Bonds,
Series P3, 1%, 7/31/12 3 [MYR]                                                               59,778,000       20,349,957
-------------------------------------------------------------------------------------------------------------------------
Malaysia (Government of) Bonds, Series 2/05, 4.72%, 9/30/15 [MYR]                            27,925,000        8,707,355
                                                                                                          ---------------
                                                                                                              29,057,312

-------------------------------------------------------------------------------------------------------------------------
MEXICO--0.0%
Mexican Williams Sr. Nts., 6.63%, 11/15/08 1,3                                                1,500,000        1,513,500
-------------------------------------------------------------------------------------------------------------------------
NIGERIA--0.2%
Nigeria (Federal Republic of) Bonds, Series 5Y, 13.50%, 9/11/11 [NGN]                        36,380,000          296,387
-------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Nts., Series 3Y2S, 12.50%, 2/24/09 [NGN]                      212,600,000        1,794,195
-------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                      1,731,168        1,557,682
-------------------------------------------------------------------------------------------------------------------------
Nigeria (Federal Republic of) Treasury Bonds:
Series 5Y13, 12.99%, 9/29/11 [NGN]                                                          524,300,000        4,742,570
Series 7Y16, 11.99%, 12/22/13 [NGN]                                                         857,700,000        7,672,716
Series 7YR, 12.74%, 10/27/13 [NGN]                                                          341,700,000        3,138,618
                                                                                                          ---------------
                                                                                                              19,202,168

-------------------------------------------------------------------------------------------------------------------------
PANAMA--0.5%
Panama (Republic of) Bonds:
6.70%, 1/26/36                                                                                3,320,000        3,427,900
7.25%, 3/15/15                                                                               26,685,000       28,686,375
8.875%, 9/30/27                                                                               4,925,000        6,268,688
9.375%, 4/1/29                                                                                5,500,000        7,397,500
                                                                                                          ---------------
                                                                                                              45,780,463

-------------------------------------------------------------------------------------------------------------------------
PERU--0.9%
Peru (Republic of) Bonds:
7.84%, 8/12/20 [PEN]                                                                         61,210,000       22,348,645
9.91%, 5/5/15 [PEN]                                                                          66,044,000       26,155,736
Series 7, 8.60%, 8/12/17 [PEN]                                                               28,782,000       10,891,437
Series 8-1, 12.25%, 8/10/11 [PEN]                                                            11,069,000        4,340,218
-------------------------------------------------------------------------------------------------------------------------
Peru (Republic of) Sr. Nts., 4.54%, 2/28/16 13                                               23,120,366       14,049,553
                                                                                                          ---------------
                                                                                                              77,785,589


                     35 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
PHILIPPINES--0.5%
Philippines (Republic of the) Bonds:
8%, 1/15/16                                                                            $     25,470,000   $   28,590,075
8.375%, 2/15/11                                                                               5,050,000        5,488,542
-------------------------------------------------------------------------------------------------------------------------
Philippines (Republic of the) Unsec. Bonds, 7.75%, 1/14/31                                    7,539,000        8,387,138
                                                                                                          ---------------
                                                                                                              42,465,755

-------------------------------------------------------------------------------------------------------------------------
POLAND--0.2%
Poland (Republic of) Bonds:
Series DS1013, 5%, 10/24/13 [PLZ]                                                            38,810,000       14,228,742
Series WS0922, 5.75%, 9/23/22 [PLZ]                                                           8,880,000        3,357,112
                                                                                                          ---------------
                                                                                                              17,585,854

-------------------------------------------------------------------------------------------------------------------------
SPAIN--0.7%
Spain (Government of) Bonds, 3.80%, 1/31/17 [EUR]                                            14,050,000       19,104,266
-------------------------------------------------------------------------------------------------------------------------
Spain (Government of) Treasury Bills, 3.854%, 10/19/07 13 [EUR]                              27,505,000       39,150,767
                                                                                                          ---------------
                                                                                                              58,255,033

-------------------------------------------------------------------------------------------------------------------------
THE NETHERLANDS--0.3%
Netherlands (Kingdom of the) Bonds, 5%, 7/15/11 [EUR]                                        14,925,000       21,890,880
-------------------------------------------------------------------------------------------------------------------------
TURKEY--1.6%
Turkey (Republic of) Bonds:
6.75%, 4/3/18 11                                                                             24,875,000       24,875,000
7%, 9/26/16                                                                                  26,490,000       27,119,138
-------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Nts.:
7.25%, 3/15/15                                                                               18,115,000       18,975,463
16%, 3/7/12 [TRY]                                                                            62,510,000       52,219,311
18.163%, 8/13/08 13 [TRY]                                                                    18,130,000       13,048,914
                                                                                                          ---------------
                                                                                                             136,237,826

-------------------------------------------------------------------------------------------------------------------------
UNITED KINGDOM--1.3%
United Kingdom Treasury Bonds:
5%, 3/7/08 [GBP]                                                                             16,725,000       34,179,897
6%, 12/7/28 [GBP]                                                                            19,210,000       45,640,454
-------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury Nts., 4%, 3/7/09 [GBP]                                               17,250,000       34,801,053
                                                                                                          ---------------
                                                                                                             114,621,404

-------------------------------------------------------------------------------------------------------------------------
URUGUAY--0.9%
Uruguay (Oriental Republic of) Bonds:
4.25%, 4/5/27 [UYU]                                                                         167,100,000        7,900,163
7.625%, 3/21/36                                                                              27,165,000       29,134,463


                     36 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
URUGUAY Continued
Uruguay (Oriental Republic of) Unsec. Bonds:
5%, 9/14/18 [UYU]                                                                           232,960,000   $   12,453,435
8%, 11/18/22                                                                                 24,380,000       27,183,700
                                                                                                          ---------------
                                                                                                              76,671,761
                                                                                                          ---------------
Total Foreign Government Obligations (Cost $1,763,880,076)                                                 1,875,113,718

-------------------------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.3%
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International, Export-Import Bank of Ukraine
Loan Participation Nts., 8.40%, 2/9/16                                                       13,130,000       12,736,100
-------------------------------------------------------------------------------------------------------------------------
Dali Capital plc/Bank of Moscow Loan Participation Nts.,
Series 28, Tranche 1, 7.25%, 11/25/09 [RUR]                                                 136,600,000        5,468,055
-------------------------------------------------------------------------------------------------------------------------
Dali Capital SA (ROSBANK) Loan Participation Nts.,
Series 23, Tranche 1, 8%, 9/30/09 [RUR]                                                     134,000,000        5,377,077
                                                                                                          ---------------
Total Loan Participations (Cost $22,936,293)                                                                  23,581,232

-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--22.7%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--4.7%
-------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.2%
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                          6,906,000        7,044,120
9% Sr. Unsec. Nts., 7/1/15                                                                    4,109,000        4,406,903
-------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                     4,027,000        4,218,283
-------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                         2,810,000        2,845,125
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                       1,775,000        1,912,563
                                                                                                          ---------------
                                                                                                              20,426,994

-------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.1%
General Motors Acceptance Corp., 8% Bonds, 11/1/31                                            4,985,000        4,903,555
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.0%
SGS International, Inc., 12% Sr. Unsec. Sub. Nts., 12/15/13 3                                 2,985,000        3,089,475
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.0%
Education Management LLC/Education Management Corp.,
10.25% Sr. Unsec. Sub. Nts., 6/1/16                                                           3,595,000        3,738,800
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.3%
American Casino & Entertainment Properties LLC,
7.85% Sr. Sec. Nts., 2/1/12                                                                   2,100,000        2,168,250
-------------------------------------------------------------------------------------------------------------------------
Buffets, Inc., 12.50% Sr. Unsec. Nts., 11/1/14                                                  760,000          535,800
-------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 2                                                    5,135,000        5,032,300
-------------------------------------------------------------------------------------------------------------------------
French Lick Resorts & Casino LLC, 10.75% First Mtg. Nts., 4/15/14 2                           4,950,000        3,960,000
-------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co.:
6.75% Sr. Unsec. Unsub. Nts., 11/15/14                                                          700,000          675,500
8% Sr. Nts., 11/15/13                                                                         2,100,000        2,139,375


                     37 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Greektown Holdings, Inc., 10.75% Sr. Nts., 12/1/13 2                                   $      5,255,000   $    5,228,725
-------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc., 7% Sr. Unsec. Sub. Nts., 3/1/14                                  2,322,000        2,089,800
-------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375% Sr. Sub. Nts., 2/15/10                                          3,370,000        3,546,925
-------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                                                                 100,000           95,375
6.75% Sr. Unsec. Nts., 4/1/13                                                                 3,355,000        3,296,288
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                           6,410,000        6,714,475
-------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                          1,745,000        1,670,838
6.375% Sr. Sub. Nts., 7/15/09                                                                 3,427,000        3,427,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                          2,540,000        2,511,425
7.125% Sr. Unsec. Sub. Nts., 8/15/14                                                          1,000,000        1,007,500
8% Sr. Sub. Nts., 4/1/12                                                                      3,150,000        3,228,750
-------------------------------------------------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14                                                   1,150,000        1,164,375
-------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10                                 8,939,000        9,162,475
-------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                            1,745,000        1,788,625
6.875% Sr. Sub. Nts., 12/1/11                                                                   100,000          101,750
-------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                             7,375,000        7,504,063
-------------------------------------------------------------------------------------------------------------------------
Pokagon Gaming Authority, 10.375% Sr. Nts., 6/15/14 2                                         2,375,000        2,618,438
-------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 3,4,5                                             10,850,000               --
-------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                           10,625,000        9,403,125
6.875% Sr. Unsec. Sub. Nts., 3/1/16                                                           1,660,000        1,452,500
-------------------------------------------------------------------------------------------------------------------------
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16                                          4,600,000        4,841,500
-------------------------------------------------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec. Nts., 6/1/15                                    9,100,000        7,621,250
-------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                             3,958,000        4,146,005
-------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                              1,800,000        1,764,000
-------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                        11,053,000       10,887,205
                                                                                                          ---------------
                                                                                                             109,783,637

-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.3%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                              6,629,000        5,236,910
-------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                               2,813,000        2,796,865
-------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                                  2,978,000        2,248,390
-------------------------------------------------------------------------------------------------------------------------
KB Home, 8.625% Sr. Sub. Nts., 12/15/08                                                       2,724,000        2,727,405
-------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                                931,000          942,638
-------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                          2,125,000        1,434,375
-------------------------------------------------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                                      1,925,000        1,876,875
-------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                           3,745,000        3,098,988
-------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                             3,821,000        2,846,645
                                                                                                          ---------------
                                                                                                              23,209,091


                     38 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                 $      3,725,000   $    3,557,375
-------------------------------------------------------------------------------------------------------------------------
Steinway Musical Instruments, Inc., 7% Sr. Nts., 3/1/14 3                                     2,100,000        2,005,500
                                                                                                          ---------------
                                                                                                               5,562,875

-------------------------------------------------------------------------------------------------------------------------
MEDIA--2.1%
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                           4,496,000        4,563,440
-------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc., 8% Sr. Unsec. Sub. Nts., 3/1/14                                      1,850,000        1,771,375
-------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                          1,050,000          924,000
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                                 5,200,000        4,641,000
-------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 11% Sr. Sec. Nts., 10/1/15                             3,265,000        3,322,138
-------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 16                                    7,529,000        7,152,550
-------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr.
Unsec. Nts., 11/15/09                                                                         4,340,000        4,459,350
-------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                                                                       2,609,000        2,693,793
9.875% Sr. Sub. Nts., 8/15/13                                                                 4,627,000        4,945,106
-------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 16                                                          3,800,000        3,591,000
8% Unsec. Nts., 11/15/13                                                                      9,850,000        9,973,125
-------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec.
Sub. Nts., 3/1/14                                                                             1,925,000        1,905,750
-------------------------------------------------------------------------------------------------------------------------
Idearc, Inc., 8% Sr. Unsec. Nts., 11/15/16                                                    7,015,000        7,032,538
-------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15                                                          4,277,000        4,148,690
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                            1,800,000        1,818,000
-------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                            3,433,000        3,355,758
-------------------------------------------------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc. Nts., 8/15/14 1 6                                    7,700,000        6,545,000
-------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                                  2,400,000        1,788,000
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                          4,775,000        3,652,875
-------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC, 10% Sr. Unsec. Nts., 8/1/14                                              7,605,000        8,080,313
-------------------------------------------------------------------------------------------------------------------------
Nielsen Finance LLC/Nielsen Finance Co., 0%/12.50% Sr. Unsec.
Sub. Disc. Nts., 8/1/16 1 6                                                                   5,645,000        3,979,725
-------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.61% Sr. Sec. Nts., 1/15/13 1,2                                4,435,000        4,534,788
-------------------------------------------------------------------------------------------------------------------------
Quebecor World Capital Corp., 8.75% Sr. Nts., 3/15/16 2                                       1,675,000        1,528,438
-------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp.:
6.875% Sr. Disc. Nts., Series A-1, 1/15/13                                                   11,085,000       10,530,750
6.875% Sr. Disc. Nts., Series A-2, 1/15/13                                                   10,645,000       10,112,750
6.875% Sr. Nts., 1/15/13                                                                      7,100,000        6,745,000
8.875% Sr. Unsec. Nts., Series A-3, 1/15/16                                                   9,445,000        9,669,319


                     39 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
MEDIA Continued
R.H. Donnelley, Inc., 10.875% Sr. Unsec. Unsub. Nts., 12/15/12                         $      4,440,000   $    4,739,700
-------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                                3,292,000        3,267,310
-------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 2                                       1,785,000        1,860,863
-------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                                        14,117,000       14,295,405
-------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 8% Sr. Unsec. Sub. Nts., 3/15/12                              5,199,000        5,341,973
-------------------------------------------------------------------------------------------------------------------------
Sirius Satellite Radio, Inc., 9.625% Sr. Unsec. Nts., 8/1/13                                  1,430,000        1,426,425
-------------------------------------------------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                                                                   3,916,000        3,994,320
10.875% Sr. Unsec. Nts., Series B, 6/15/09                                                    3,200,000        3,096,000
-------------------------------------------------------------------------------------------------------------------------
Warner Music Group, 7.375% Sr. Sub. Bonds, 4/15/14                                            2,300,000        2,012,500
-------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 1 6                                     9,658,000        6,808,890
-------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., 9.75% Sr. Unsec. Nts., 5/1/14                              2,290,000        2,307,175
                                                                                                          ---------------
                                                                                                             182,615,132

-------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.2%
Bon-Ton Stores, Inc. (The), 10.25% Sr. Unsec. Unsub. Nts., 3/15/14                            8,085,000        7,599,900
-------------------------------------------------------------------------------------------------------------------------
Neiman Marcus Group, Inc. (The):
9% Sr. Unsec. Nts., 10/15/15                                                                  7,150,000        7,650,500
10.375% Sr. Unsec. Sub. Nts., 10/15/15                                                        2,200,000        2,409,000
                                                                                                          ---------------
                                                                                                              17,659,400

-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
Claire's Stores, Inc., 10.50% Sr. Sub. Nts., 6/1/17 2                                         7,310,000        5,665,250
-------------------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 3,4,5                                          4,300,000          537,500
-------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                             1,700,000        1,623,500
-------------------------------------------------------------------------------------------------------------------------
Sally Holdings LLC:
9.25% Sr. Unsec. Nts., 11/15/14                                                               5,723,000        5,808,845
10.50% Sr. Unsec. Sub. Nts., 11/15/16                                                         3,525,000        3,542,625
                                                                                                          ---------------
                                                                                                              17,177,720

-------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.2%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 2                                                       2,560,000        2,700,800
-------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                     4,770,000        5,032,350
-------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 3                                            1,750,000        1,776,250
-------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Unsec. Nts., 4/15/15                                             2,970,000        2,858,625
                                                                                                          ---------------
                                                                                                              12,368,025

-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--1.0%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
AmBev International Finance Co. Ltd., 9.50% Bonds, 7/24/17 2 [BRR]                           15,650,000        7,918,917


                     40 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES Continued
Constellation Brands, Inc.:
7.25% Sr. Nts., 9/1/16                                                                 $      1,260,000   $    1,266,300
8.125% Sr. Sub. Nts., 1/15/12                                                                 2,125,000        2,172,813
                                                                                                          ---------------
                                                                                                              11,358,030

-------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.4%
Albertson's, Inc., 8% Sr. Unsec. Debs., 5/1/31                                                8,304,000        8,471,251
-------------------------------------------------------------------------------------------------------------------------
Delhaize America, Inc., 9% Unsub. Debs., 4/15/31                                             14,256,000       17,055,950
-------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 11% Disc. Nts., 5/31/09 3,4,5,17                                          8,836,185               --
-------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp., 8.125% Sr. Sec. Nts., 5/1/10                                                  3,951,000        3,980,633
                                                                                                          ---------------
                                                                                                              29,507,834

-------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--0.3%
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                                                           1,385,000        1,336,525
8.625% Sr. Sub. Nts., 12/15/12                                                                4,055,000        4,136,100
-------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                       1,991,000        2,005,933
8.875% Sr. Unsec. Nts., 3/15/11                                                                 641,000          628,180
-------------------------------------------------------------------------------------------------------------------------
MHP SA, 10.25% Sr. Sec. Sub. Bonds, 11/30/11 2                                                5,365,000        5,311,350
-------------------------------------------------------------------------------------------------------------------------
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
10.625% Sr. Sub. Nts., 4/1/17 2                                                               9,073,000        8,551,303
-------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                          3,436,000        3,453,180
8% Sr. Nts., Series B, 10/15/09                                                               1,300,000        1,348,750
                                                                                                          ---------------
                                                                                                              26,771,321

-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.0%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                                  2,100,000        2,031,750
-------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                                    4,075,000        4,034,250
-------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11 3                                                                    3,392,000        3,570,080
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                           3,728,000        3,853,820
                                                                                                          ---------------
                                                                                                              11,458,150

-------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
Reynolds American, Inc., 7.25% Sr. Sec. Nts., 6/1/13                                          8,170,000        8,665,984
-------------------------------------------------------------------------------------------------------------------------
ENERGY--2.7%
-------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.1%
Basic Energy Services, Inc., 7.125% Sr. Unsec. Nts., 4/15/16                                  1,675,000        1,637,313
-------------------------------------------------------------------------------------------------------------------------
PHI, Inc., 7.125% Sr. Unsec. Nts., 4/15/13                                                    2,010,000        1,939,650
                                                                                                          ---------------
                                                                                                               3,576,963


                     41 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS--2.6%
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15                           $      1,715,000   $    1,697,850
-------------------------------------------------------------------------------------------------------------------------
Berry Petroleum Co., 8.25% Sr. Sub. Nts., 11/1/16                                               910,000          923,650
-------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                               2,100,000        2,071,125
6.875% Sr. Unsec. Nts., 1/15/16                                                               6,997,000        7,031,985
-------------------------------------------------------------------------------------------------------------------------
Compton Petroleum Finance Corp., 7.625% Sr. Nts., 12/1/13                                     6,580,000        6,382,600
-------------------------------------------------------------------------------------------------------------------------
Copano Energy LLC, 8.125% Sr. Unsec. Nts., 3/1/16                                               995,000        1,017,388
-------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                      3,745,000        3,819,900
-------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                           2,950,000        2,913,125
-------------------------------------------------------------------------------------------------------------------------
Gaz Capital (Gazprom), 7.288% Sr. Unsec. Bonds, 8/16/37 2                                    41,570,000       44,220,088
-------------------------------------------------------------------------------------------------------------------------
Inergy LP/Inergy Finance Corp., 8.25% Sr. Unsec. Nts., 3/1/16                                 1,585,000        1,644,438
-------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.30% Sr. Unsec. Nts., 8/15/33                             16,324,000       17,155,512
-------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                                    800,000          786,000
-------------------------------------------------------------------------------------------------------------------------
National Gas Co., 6.05% Nts., 1/15/36 2                                                       8,590,000        8,180,223
-------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.625% Sr. Unsec. Sub. Nts., 9/1/14                                 4,100,000        4,048,750
-------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp., 6.25% Sr.
Unsec. Nts., 9/15/15                                                                            670,000          646,515
-------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                               8,380,000        8,505,700
-------------------------------------------------------------------------------------------------------------------------
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11 2                         25,024,891       24,894,636
-------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 7.875% Sr. Unsec. Sub. Nts., 5/1/13                                       1,690,000        1,757,600
-------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                          5,514,000        5,822,911
-------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc., 7.125% Sr. Sub. Nts., 4/1/16                                     4,455,000        4,410,450
-------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                                 2,545,000        2,494,100
7.375% Sr. Sub. Nts., 7/15/13                                                                   100,000          102,000
7.50% Sr. Sub. Nts., 5/15/16                                                                  6,835,000        7,005,875
-------------------------------------------------------------------------------------------------------------------------
Sabine Pass LNG LP:
7.25% Sr. Sec. Nts., 11/30/13                                                                 4,580,000        4,534,200
7.50% Sr. Sec. Nts., 11/30/16                                                                 9,160,000        9,068,400
-------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                          3,460,000        3,217,800
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                          1,000,000        1,002,500
-------------------------------------------------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts., 11/1/13 2                                              3,425,000        3,442,125
-------------------------------------------------------------------------------------------------------------------------
Tengizchevroil LLP, 6.124% Nts., 11/15/14 2                                                  18,377,000       18,191,392
-------------------------------------------------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Unsec. Nts., 11/1/12                                                                2,570,000        2,589,275
6.625% Sr. Unsec. Nts., 11/1/15                                                               3,870,000        3,889,350
-------------------------------------------------------------------------------------------------------------------------
TGI International Ltd., 9.50% Nts., 10/3/17 3,11                                             16,200,000       16,362,000
-------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.:
7.25% Sr. Sub. Nts., 5/1/12                                                                   2,200,000        2,172,500
7.25% Sr. Unsec. Sub. Nts., 5/1/13                                                              600,000          588,000


                     42 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS Continued
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08 3                             $      1,100,000   $    1,102,750
                                                                                                          ---------------
                                                                                                             223,692,713

-------------------------------------------------------------------------------------------------------------------------
FINANCIALS--6.7%
-------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.0%
Berry Plastics Holding Corp., 8.875% Sr. Sec. Nts., 9/15/14                                   4,170,000        4,284,675
-------------------------------------------------------------------------------------------------------------------------
Coriolanus Ltd., 3.366% Sec. Nts., 12/31/17 2,11,13 [BRR]                                    68,800,000       26,549,753
-------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Unsec. Nts., 9/15/13                                                               2,103,000        1,976,820
8% Sr. Nts., 6/15/11                                                                          2,845,000        2,845,000
-------------------------------------------------------------------------------------------------------------------------
Eirles Two Ltd.:
6.793% Sec. Nts., Series 335, 4/30/12 1,3                                                    16,700,000       16,648,230
8.519% Sec. Nts., Series 324, 4/20/12 1,3                                                    14,300,000       13,665,080
-------------------------------------------------------------------------------------------------------------------------
HBOS Treasury Services plc:
4.375% Sr. Sec. Nts., 7/13/16 [EUR]                                                          38,725,000       53,452,913
4.50% Sr. Sec. Nts., 7/13/21 [EUR]                                                           22,265,000       30,247,877
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley:
6.25% Sr. Nts., 3/23/17 3 [PEN]                                                              15,216,000        4,651,868
10.09% Sr. Unsec. Nts., 5/3/17 3,8 [BRR]                                                     30,605,000       16,362,739
                                                                                                          ---------------
                                                                                                             170,684,955

-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--2.4%
African Development Bank, 9.25% Bonds, 1/18/08 [NGN]                                        814,100,000        6,934,155
-------------------------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA, 4.25% Sec. Bonds, 7/15/14 [EUR]                          12,090,000       16,744,880
-------------------------------------------------------------------------------------------------------------------------
Banco BMG SA, 9.15% Nts., 1/15/16 2                                                          17,395,000       18,482,188
-------------------------------------------------------------------------------------------------------------------------
Banco de Credito del Peru, 6.95% Sub. Nts., 11/7/21 1,2                                       5,425,000        5,316,500
-------------------------------------------------------------------------------------------------------------------------
Barclays Bank plc, 6.278% Perpetual Bonds 18                                                 13,240,000       11,650,670
-------------------------------------------------------------------------------------------------------------------------
HBOS plc, 6.413% Sub. Perpetual Bonds, Series A 2,18                                         19,300,000       17,138,960
-------------------------------------------------------------------------------------------------------------------------
HSBC Bank plc:
10.221% Sr. Unsec. Nts., 7/8/09 3,13                                                         17,190,000       15,900,750
12.045% Sr. Unsec. Nts., 1/12/10 3,13                                                        22,570,000       17,830,300
12.989% Sr. Unsec. Nts., 3/9/09 3,13                                                         17,190,000       14,984,523
-------------------------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35 1                                        9,800,000        9,315,468
-------------------------------------------------------------------------------------------------------------------------
ICICI Bank Ltd.:
6.375% Bonds, 4/30/22 1,2                                                                    18,530,000       17,355,198
6.625% Nts., 10/3/12 3,11                                                                    17,600,000       17,661,600
-------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank:
6.26% Nts., 12/8/09 1 [BRR]                                                                   7,510,000        4,117,594
9.891% Nts., 1/25/12 1 [COP]                                                              6,040,928,638        3,526,315
-------------------------------------------------------------------------------------------------------------------------
Kuznetski Capital SA/Bank of Moscow, 7.375% Nts., 11/26/10 2                                  6,585,000        6,634,388
-------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/10 3,4,5                           5,010,000               --


                     43 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
RSHB Capital SA/OJSC Russian Agricultural Bank, 7.175% Nts., 5/16/13 2                 $      6,180,000   $    6,310,398
-------------------------------------------------------------------------------------------------------------------------
Salisbury International Investments Ltd., 9.51% Sec. Nts.,
Series 2006-003, Tranche E, 7/20/11 1,3                                                       5,000,000        5,215,000
-------------------------------------------------------------------------------------------------------------------------
VTB Capital SA, 6.25% Sr. Nts., 6/30/35 2                                                     6,690,000        6,565,566
                                                                                                          ---------------
                                                                                                             201,684,453

-------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.1%
Ace Cash Express, Inc., 10.25% Sr. Nts., 10/1/14 3                                              645,000          649,838
-------------------------------------------------------------------------------------------------------------------------
SLM Corp., 4.50% Nts., Series A, 7/26/10                                                     11,075,000       10,370,840
                                                                                                          ---------------
                                                                                                              11,020,678

-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.2%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26 2                                   19,252,876       19,541,669
-------------------------------------------------------------------------------------------------------------------------
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17 [EUR]                                         5,800,000        7,898,881
-------------------------------------------------------------------------------------------------------------------------
Banco Invex SA, 24.891% Mtg. Backed Certificates,
Series 062U, 3/13/34 1,19 [MXN]                                                              19,980,000        7,308,500
-------------------------------------------------------------------------------------------------------------------------
Cloverie plc, 9.838% Sec. Nts., Series 2005-93, 12/20/10 1,3                                  6,700,000        7,272,850
-------------------------------------------------------------------------------------------------------------------------
Coriolanus Ltd., 10.62% Sec. Nts., 8/10/10 3                                                  9,200,000        8,822,800
-------------------------------------------------------------------------------------------------------------------------
JP Morgan Hipotecaria su Casita:
6.47% Sec. Nts., 8/26/35 3 [MXN]                                                             24,775,500        2,241,305
20.077% Mtg. Backed Certificates, Series 06U, 9/25/35 1 [MXN]                                16,957,500        5,361,022
-------------------------------------------------------------------------------------------------------------------------
JPMorgan, Red Square Capital Ltd., 9% CDO Nts., 11/20/08 3 [RUR]                            217,000,000        8,712,020
-------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 2                                                      9,010,000        8,266,675
-------------------------------------------------------------------------------------------------------------------------
Piazza Vittoria Finance SrL, 5.77% Asset-Backed Nts., 7/20/10 1 [EUR]                        13,796,693       19,606,417
-------------------------------------------------------------------------------------------------------------------------
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97 16                                  14,710,000        6,643,477
-------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                                1,050,000        1,063,125
10.106% Sr. Unsec. Nts., 5/1/10 1                                                             1,050,000        1,065,750
                                                                                                          ---------------
                                                                                                             103,804,491

-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--0.1%
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11 1                                                   4,224,000        4,477,440
-------------------------------------------------------------------------------------------------------------------------
Host Hotels & Resorts LP, 6.875% Sr. Unsub. Nts., 11/1/14                                       915,000          917,288
-------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                                          4,005,000        3,934,913
-------------------------------------------------------------------------------------------------------------------------
Ventas Realty LP/Ventas Capital Corp., 6.75% Sr. Nts., 4/1/17                                 1,920,000        1,924,800
                                                                                                          ---------------
                                                                                                              11,254,441

-------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.9%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16 2                                        7,600,000        7,543,000
-------------------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27 3                                         3,610,000        3,249,000


                     44 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE Continued
WM Covered Bond Program:
3.875% Sec. Nts., Series 1, 9/27/11 [EUR]                                                    27,570,000   $   38,022,021
4% Sec. Mtg. Nts., Series 2, 9/27/16 [EUR]                                                   22,590,000       29,987,018
                                                                                                          ---------------
                                                                                                              78,801,039

-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--0.6%
-------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.0%
Angiotech Pharmaceuticals, Inc., 7.75% Sr. Sub. Nts., 4/1/14                                  1,685,000        1,550,200
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.6%
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                               3,490,000        3,481,275
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                           5,485,000        5,526,138
-------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                  4,167,000        4,187,835
-------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 [DEM]                           1,710,000        1,252,949
-------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred
Securities, 6/15/11                                                                           3,288,000        3,427,740
-------------------------------------------------------------------------------------------------------------------------
HCA, Inc., 6.375% Nts., 1/15/15                                                              14,005,000       11,974,275
-------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp., 10.75% Sr. Unsec. Nts., 6/15/16                                            2,755,000        2,913,413
-------------------------------------------------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                                                                 1,360,000        1,275,000
6.875% Sr. Sub. Nts., 12/15/15                                                                1,700,000        1,581,000
-------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Unsec. Sub. Nts., 7/15/15                              1,680,000        1,709,400
-------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                     5,126,000        4,613,400
-------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                                     200,000          202,500
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                            200,000          207,500
-------------------------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC, 0%/11.25% Sr. Disc. Nts., 10/1/15 16                       9,829,000        7,396,323
                                                                                                          ---------------
                                                                                                              49,748,748

-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.0%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11 3                            150,000          147,750
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--1.7%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.2%
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16                                        3,455,000        3,429,088
-------------------------------------------------------------------------------------------------------------------------
Bombardier, Inc., 8% Sr. Nts., 11/15/14 2                                                     1,605,000        1,689,263
-------------------------------------------------------------------------------------------------------------------------
DRS Technologies, Inc.:
6.625% Sr. Nts., 2/1/16                                                                       3,955,000        3,925,338
7.625% Sr. Sub. Nts., 2/1/18                                                                  1,160,000        1,189,000
-------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                                 4,267,000        4,117,655
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                          1,900,000        1,871,500
6.375% Sr. Unsec. Sub. Nts., Series B, 10/15/15                                               2,420,000        2,389,750
7.625% Sr. Sub. Nts., 6/15/12                                                                   600,000          616,500
                                                                                                          ---------------
                                                                                                              19,228,094


                     45 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.0%
ATA Holdings Corp., 13% Sr. Unsec. Nts., 2/1/09 3,4,5                                  $     11,587,000   $           --
-------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09 3                                    2,457,000        2,401,718
-------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Unsec. Sub. Nts., 12/15/12                       8,313,000        8,209,088
-------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                            3,050,000        2,661,125
                                                                                                          ---------------
                                                                                                              13,271,931

-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
Allied Waste North America, Inc., 7.375% Sr. Sec. Nts., Series B, 4/15/14                     8,400,000        8,484,000
-------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 3,4,5                         3,462,000               --
-------------------------------------------------------------------------------------------------------------------------
Aramark Services, Inc., 8.50% Sr. Unsec. Nts., 2/1/15                                         2,555,000        2,618,875
-------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                                   3,450,000        3,156,750
-------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                           3,490,000        3,455,100
7.50% Sr. Nts., 5/1/11                                                                        1,600,000        1,620,000
-------------------------------------------------------------------------------------------------------------------------
FTI Consulting, Inc., 7.75% Sr. Unsec. Nts., 10/1/16                                          2,250,000        2,340,000
                                                                                                          ---------------
                                                                                                              21,674,725

-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13 3                           430,000          414,950
-------------------------------------------------------------------------------------------------------------------------
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24 2                                          17,398,387       20,617,089
                                                                                                          ---------------
                                                                                                              21,032,039

-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                                  700,000          715,750
-------------------------------------------------------------------------------------------------------------------------
Eletropaulo Metropolitana SA, 19.125% Nts., 6/28/10 2 [BRR]                                   8,680,000        5,469,394
-------------------------------------------------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                                  1,155,000        1,209,863
                                                                                                          ---------------
                                                                                                               7,395,007

-------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.2%
Case New Holland, Inc., 7.125% Sr. Unsec. Nts., 3/1/14                                        2,670,000        2,750,100
-------------------------------------------------------------------------------------------------------------------------
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 2                                               2,814,000        2,546,670
-------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                        3,130,000        3,137,825
-------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 7.125% Sr. Nts., 11/1/13                                             650,000          650,000
-------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11 3                                        4,355,000        4,115,475
-------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                            5,355,000        5,488,875
-------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                             2,200,000        2,123,000
                                                                                                          ---------------
                                                                                                              20,811,945


                     46 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.1%
Avis Budget Car Rental LLC:
7.75% Sr. Unsec. Unsub. Nts., 5/15/16                                                  $      1,670,000   $    1,644,950
8.058% Sr. Unsec. Unsub. Nts., 5/15/14 1                                                        670,000          656,600
-------------------------------------------------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Unsec. Nts., 1/1/14                                                                1,110,000        1,148,850
10.50% Sr. Unsec. Sub. Nts., 1/1/16                                                           4,375,000        4,746,875
-------------------------------------------------------------------------------------------------------------------------
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                               2,225,000        2,261,156
-------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                   1,022,000        1,022,000
7.50% Sr. Unsec. Nts., 11/1/13                                                                  309,000          312,090
                                                                                                          ---------------
                                                                                                              11,792,521

-------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.3%
Ashtead Capital, Inc., 9% Nts., 8/15/16 2                                                     1,725,000        1,709,906
-------------------------------------------------------------------------------------------------------------------------
H&E Equipment Services, Inc., 8.375% Sr. Unsec. Nts., 7/15/16                                 1,900,000        1,862,000
-------------------------------------------------------------------------------------------------------------------------
Interline Brands, Inc., 8.125% Sr. Sub. Nts., 6/15/14                                         1,725,000        1,712,063
-------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                              16,809,000       17,229,225
                                                                                                          ---------------
                                                                                                              22,513,194

-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Transshipment Megahub Bhd:
5.15% Nts., 11/2/12 3 [MYR]                                                                   7,000,000        2,028,408
6.70% Bonds, Series F, 11/2/12 3 [MYR]                                                        5,000,000        1,542,627
6.95% Nts., 11/2/12 3 [MYR]                                                                   8,000,000        2,494,028
                                                                                                          ---------------
                                                                                                               6,065,063

-------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--0.2%
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.0%
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 3,5                       12,879,000              129
-------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--0.1%
RBS Global & Rexnord Corp., 11.75% Sr. Unsec. Sub. Nts., 8/1/16                               3,495,000        3,739,650
-------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 3,4,5 [EUR]                            2,200,248               --
-------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 3,4,5                            2,121,834               --
-------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 3,4,5 [EUR]                                     6,650,000               --
                                                                                                          ---------------
                                                                                                                      --

-------------------------------------------------------------------------------------------------------------------------
IT SERVICES--0.1%
DI Finance/DynCorp International LLC, 9.50% Sr. Unsec. Sub. Nts.,
Series B, 2/15/13 3                                                                           4,519,000        4,699,760
-------------------------------------------------------------------------------------------------------------------------
iPayment Holdings, Inc., 9.75% Sr. Unsec. Sub. Nts., 5/15/14                                  1,970,000        1,891,200
-------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                                      3,780,000        3,846,150
                                                                                                          ---------------
                                                                                                              10,437,110


                     47 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
MATERIALS--1.6%
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS--0.3%
Equistar Chemicals LP/Equistar Funding Corp.:
8.75% Sr. Unsec. Nts., 2/15/09                                                         $      4,794,000   $    4,979,768
10.125% Sr. Unsec. Nts., 9/1/08                                                                  75,000           77,813
10.625% Sr. Unsec. Nts., 5/1/11                                                                 857,000          899,850
-------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Unsub. Nts., 1/15/15 3                                                             1,911,000        2,006,550
7.875% Sr. Unsec. Sub. Nts., 11/15/14                                                           915,000          979,050
-------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 1                                                               805,000          879,463
11.625% Sr. Unsec. Nts., 10/15/10 3                                                              79,000           83,938
-------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
8% Sr. Unsec. Nts., 9/15/14 3                                                                 4,800,000        5,304,000
8.25% Sr. Unsec. Nts., 9/15/16                                                                2,560,000        2,899,200
10.50% Sr. Sec. Nts., 6/1/13                                                                  4,000,000        4,320,000
                                                                                                          ---------------
                                                                                                              22,429,632

-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
C10 Capital SPV Ltd., 6.722% Unsec. Perpetual Debs. 2,18                                     17,200,000       16,549,049
-------------------------------------------------------------------------------------------------------------------------
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 16                                       6,440,000        3,992,800
                                                                                                          ---------------
                                                                                                              20,541,849

-------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--0.5%
Ball Corp., 6.625% Sr. Nts., 3/15/18                                                          4,755,000        4,683,675
-------------------------------------------------------------------------------------------------------------------------
Crown Americas, Inc., 7.75% Sr. Nts., 11/15/15                                                4,040,000        4,191,500
-------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc., 9.875% Sr. Unsec. Sub. Nts., 10/15/14                             3,295,000        3,278,525
-------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                       2,960,000        3,026,600
9.50% Sr. Sub. Nts., 8/15/13                                                                  1,585,000        1,636,513
-------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
8.25% Sr. Unsec. Nts., 5/15/13                                                                2,031,000        2,112,240
8.75% Sr. Sec. Nts., 11/15/12                                                                 7,952,000        8,319,780
8.875% Sr. Sec. Nts., 2/15/09                                                                 5,788,000        5,903,760
-------------------------------------------------------------------------------------------------------------------------
Vitro SAB de CV:
8.625% Sr. Unsec. Unsub. Nts., 2/1/12                                                         5,205,000        5,152,950
9.125% Sr. Unsec. Unsub. Nts., 2/1/17                                                         8,840,000        8,729,500
                                                                                                          ---------------
                                                                                                              47,035,043

-------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.5%
AK Steel Corp., 7.75% Sr. Unsec. Nts., 6/15/12                                                3,881,000        3,948,918
-------------------------------------------------------------------------------------------------------------------------
Alrosa Finance SA:
8.875% Nts., 11/17/14                                                                        12,160,000       13,399,104
8.875% Nts., 11/17/14 2                                                                       1,845,000        2,033,006


                     48 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING Continued
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts., 4/1/17                          $      9,380,000   $   10,271,100
-------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 3,4,5                    1,586,000               --
-------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14                                                 3,201,000        3,488,418
-------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 3                                      1,340,000        1,423,750
-------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Unsec. Nts., 2/15/15 1                                               7,610,000        7,381,700
                                                                                                          ---------------
                                                                                                              41,945,996

-------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.1%
Catalyst Paper Corp., 8.625% Sr. Unsec. Nts., Series D, 6/15/11                               1,100,000          863,500
-------------------------------------------------------------------------------------------------------------------------
Domtar, Inc., 7.125% Nts., 8/15/15                                                            1,500,000        1,447,500
-------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                       1,245,000          933,750
-------------------------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC, 9.106% Sr. Sec. Nts., Series B, 8/1/14 1                            2,065,000        2,085,650
                                                                                                          ---------------
                                                                                                               5,330,400

-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.7%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.8%
Citizens Communications Co., 6.25% Sr. Nts., 1/15/13                                         12,755,000       12,499,900
-------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/09 3,4,5                      6,401,538               --
-------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Unsec. Nts., 6/15/16                                        1,915,000        2,061,019
-------------------------------------------------------------------------------------------------------------------------
Intelsat Subsidiary Holding Co. Ltd.:
8.25% Sr. Nts., 1/15/13 1                                                                     4,200,000        4,284,000
8.625% Sr. Nts., 1/15/15                                                                      3,840,000        3,936,000
-------------------------------------------------------------------------------------------------------------------------
NTL Cable plc, 9.125% Sr. Nts., 8/15/16                                                       1,545,000        1,610,663
-------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp.:
9% Sr. Unsec. Nts., 6/15/16                                                                   3,380,000        3,498,300
9% Sr. Unsec. Nts., 8/15/14                                                                   5,797,000        5,999,895
-------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12                                              11,590,000       12,705,538
-------------------------------------------------------------------------------------------------------------------------
Telefonica del Peru SA, 8% Sr. Unsec. Bonds, 4/11/16 2 [PEN]                                 21,925,200        7,611,304
-------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 3,4,5                                                5,135,000               --
-------------------------------------------------------------------------------------------------------------------------
West Corp.:
9.50% Sr. Unsec. Nts., 10/15/14                                                               3,640,000        3,776,500
11% Sr. Unsec. Sub. Nts., 10/15/16                                                            1,515,000        1,598,325
-------------------------------------------------------------------------------------------------------------------------
Windstream Corp.:
8.125% Sr. Unsec. Unsub. Nts., 8/1/13                                                         8,345,000        8,824,838
8.625% Sr. Unsec. Unsub. Nts., 8/1/16                                                         3,885,000        4,161,806
                                                                                                          ---------------
                                                                                                              72,568,088

-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
America Movil SAB de CV, 8.46% Bonds, 12/18/36 2 [MXN]                                       33,200,000        2,984,157
-------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                       1,174,000        1,232,700


                     49 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
American Tower Corp.:
7.125% Sr. Unsec. Nts., 10/15/12                                                       $      1,965,000   $    2,019,038
7.50% Sr. Nts., 5/1/12                                                                       10,180,000       10,510,850
-------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 3,4,5                             21,747,000               --
-------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                                  1,060,000        1,130,225
-------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.875% Sr. Nts., 10/1/13                                                                      3,521,000        3,767,470
9.61% Sr. Unsec. Nts., 10/15/12 1                                                             1,000,000        1,022,500
-------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15 8                             45,240,000       46,012,518
-------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 8% Sr. Sub. Nts., 12/15/12                                             2,000,000        2,094,540
-------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.875% Sr. Nts., 2/1/10                                                 5,668,000        5,951,400
                                                                                                          ---------------
                                                                                                              76,725,398

-------------------------------------------------------------------------------------------------------------------------
UTILITIES--1.8%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.9%
Edison Mission Energy:
7% Sr. Nts., 5/15/17 2                                                                        9,370,000        9,276,300
7.50% Sr. Unsec. Nts., 6/15/13                                                                1,690,000        1,740,700
7.75% Sr. Unsec. Nts., 6/15/16                                                                2,365,000        2,459,600
-------------------------------------------------------------------------------------------------------------------------
ISA Capital do Brasil SA:
7.875% Sr. Nts., 1/30/12 2                                                                    4,195,000        4,268,413
8.80% Sr. Nts., 1/30/17 2                                                                     5,240,000        5,502,000
-------------------------------------------------------------------------------------------------------------------------
Majapahit Holding BV:
7.25% Nts., 10/17/11 2                                                                        7,460,000        7,553,250
7.75% Nts., 10/17/16 2                                                                        6,890,000        7,010,575
-------------------------------------------------------------------------------------------------------------------------
National Power Corp.:
5.875% Unsec. Unsub. Bonds, 12/19/16 [PHP]                                                  421,000,000        9,101,543
6.875% Nts., 11/2/16 2                                                                        5,440,000        5,399,200
9.625% Unsec. Bonds, 5/15/28                                                                 12,365,000       14,868,913
-------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc., 6.75% Sr. Sec. Nts., 12/15/14                                           1,100,000        1,116,500
-------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Unsec. Nts., 8/15/17                                      7,387,000        7,302,869
                                                                                                          ---------------
                                                                                                              75,599,863

-------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.8%
AES Corp. (The), 8.75% Sr. Sec. Nts., 5/15/13 2                                               9,448,000        9,932,210
-------------------------------------------------------------------------------------------------------------------------
AES Dominicana Energia Finance SA, 11% Sr. Nts., 12/13/15 2                                   3,594,000        3,692,835
-------------------------------------------------------------------------------------------------------------------------
AES Panama SA, 6.35% Sr. Nts., 12/21/16 2                                                     4,230,000        4,152,561
-------------------------------------------------------------------------------------------------------------------------
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                                     2,758,097        2,951,164
-------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                         3,260,000        3,219,250
8.75% Sr. Nts., 2/15/12                                                                       3,660,000        3,797,250


                     50 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
ENERGY TRADERS Continued
Mirant Americas Generation LLC:
8.30% Sr. Unsec. Nts., 5/1/11                                                          $     14,600,000   $   14,819,000
9.125% Sr. Unsec. Nts., 5/1/31                                                                2,900,000        2,900,000
-------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
Series A, 6/30/12                                                                             3,240,215        3,371,171
-------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc.:
7.375% Sr. Nts., 1/15/17                                                                      8,000,000        8,020,000
7.375% Sr. Nts., 2/1/16                                                                      15,330,000       15,406,650
                                                                                                          ---------------
                                                                                                              72,262,091

-------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.0%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                                  1,350,000        1,360,382
-------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--0.1%
CMS Energy Corp.:
7.75% Sr. Nts., 8/1/10                                                                        1,700,000        1,785,734
8.50% Sr. Nts., 4/15/11                                                                       2,507,000        2,704,416
-------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                               700,000          683,334
                                                                                                          ---------------
                                                                                                               5,173,484
                                                                                                          ---------------
Total Corporate Bonds and Notes (Cost $1,981,049,562)                                                      1,945,227,838

                                                                                                 SHARES
-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.3%
-------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 3,4,17                                     338,141               --
-------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 3,4                    44,000               --
-------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 3,4,17                                          5,816               --
-------------------------------------------------------------------------------------------------------------------------
ION Media Networks, Inc.:
14.25% Cum., Non-Vtg. 4,17                                                                        1,891       12,949,104
9.75% Cv., Series AI 3,4,17                                                                           1            2,603
-------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 3                                 62,690        9,055,571
                                                                                                          ---------------
Total Preferred Stocks (Cost $37,978,871)                                                                     22,007,278

-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.4%
-------------------------------------------------------------------------------------------------------------------------
AboveNet, Inc. 4                                                                                  1,259          100,091
-------------------------------------------------------------------------------------------------------------------------
Alltel Corp.                                                                                    133,302        9,288,483
-------------------------------------------------------------------------------------------------------------------------
Arco Capital Corp. Ltd. 3,4                                                                   2,383,674       35,755,110
-------------------------------------------------------------------------------------------------------------------------
AT&T, Inc.                                                                                      331,982       14,046,158
-------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 3,4                                                             56,936          569,360
-------------------------------------------------------------------------------------------------------------------------
Constellation Energy Group, Inc.                                                                195,835       16,800,685
-------------------------------------------------------------------------------------------------------------------------
DaimlerChrysler AG 14                                                                            99,275        9,947,355
-------------------------------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. 3,4                                                                  32,791          524,656
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                   9,159        1,985,122


                     51 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                                   VALUE
                                                                                                 SHARES       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS Continued
-------------------------------------------------------------------------------------------------------------------------
Mediacom Communications Corp. 4                                                                 571,397   $    4,028,349
-------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd. 3,4                                                                       799,833               --
-------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                           206,099       18,134,651
-------------------------------------------------------------------------------------------------------------------------
Revlon, Inc., Cl. A 4                                                                         3,271,620        3,762,363
-------------------------------------------------------------------------------------------------------------------------
Southern Pacific Funding Corp., Liquidating Trust 3,4                                         7,998,920               --
-------------------------------------------------------------------------------------------------------------------------
Telus Corp.                                                                                     163,358        9,443,608
                                                                                                          ---------------
Total Common Stocks (Cost $123,343,127)                                                                      124,385,991

                                                                                                  UNITS
-------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
-------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 3,4                                              800               --
-------------------------------------------------------------------------------------------------------------------------
Global Aero Logistics, Inc. Wts., Exp. 2/28/11 4                                                  4,020           32,088
-------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 3,4                                          4,610               --
-------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Oil Linked Payment Obligation Wts.,
Exp. 4/15/20 3,4                                                                                 11,835          443,813
                                                                                                          ---------------
Total Rights, Warrants and Certificates (Cost $30,592)                                                           475,901

                                                                                              PRINCIPAL
                                                                                                 AMOUNT
-------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--15.0%
-------------------------------------------------------------------------------------------------------------------------
Aiolos Ltd. Catastrophe Linked Nts., 8.94%, 4/8/09 1,2 [EUR]                                  5,100,000        7,267,585
-------------------------------------------------------------------------------------------------------------------------
Calabash Re Ltd. Catastrophe Linked Nts., Cl. A-1, 13.999%, 6/1/09 1,2                        6,500,000        6,816,225
-------------------------------------------------------------------------------------------------------------------------
Cascadia Ltd. Catastrophe Linked Nts.:
8.849%, 6/13/08 1,2                                                                           2,750,000        2,753,713
9.51%, 8/31/09 1,3                                                                            3,950,000        3,999,375
-------------------------------------------------------------------------------------------------------------------------
Cat-Mex Ltd. Catastrophe Linked Nts., Cl. A, 7.85%, 5/19/09 1,2                               7,450,000        7,374,755
-------------------------------------------------------------------------------------------------------------------------
Champlain Ltd. Catastrophe Linked Nts., Series A, 18.11%, 1/7/09 1,2                          5,260,000        5,335,744
-------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.:
Argentina (Republic of) Credit Linked Nts., 11.44%, 5/22/08 3,19 [ARP]                       10,655,000        9,685,512
Argentina (Republic of) Credit Linked Nts., 4%, 5/18/09 3 [ARP]                               4,978,000        4,524,013
Argentina (Republic of) Unsec. Credit Linked Nts., 9.28%, 4/16/10 3,19 [ARP]                    354,472          183,825
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                    22,581,000       12,288,804
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10%, 1/5/10 [BRR]                    35,445,000       19,289,521
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.407%,
1/5/10 13 [BRR]                                                                              19,079,551        8,162,061
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 16.41%, 1/2/09 13 [BRR]              18,185,594        8,680,967
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 18.527%,
1/3/08 13 [BRR]                                                                              15,856,964        8,431,476
Colombia (Republic of) Credit Linked Bonds, 11%, 7/27/20 [COP]                            7,580,000,000        3,974,488
Colombia (Republic of) Credit Linked Nts., Series II, 15%, 4/27/12 [COP]                  4,498,269,508        2,562,318
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                     10,490,000,000        5,975,347
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                      8,514,000,000        4,849,771
Colombia (Republic of) Unsec. Credit Linked Nts., 15%, 4/27/12 [COP]                      7,206,900,000        4,105,217
Dominican Republic Credit Linked Nts., 10.086%, 3/20/08 3,13 [DOP]                           77,800,000        2,126,029
Dominican Republic Credit Linked Nts., 22%, 10/3/11 [DOP]                                   104,800,000        3,971,976


                     52 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
-------------------------------------------------------------------------------------------------------------------------
Citigroup Global Markets Holdings, Inc.: Continued
Dominican Republic Credit Linked Nts., 9.522%, 5/12/08 13 [DOP]                              62,910,000   $    1,781,469
Dominican Republic Credit Linked Nts., 9.826%, 3/20/08 13 [DOP]                              71,810,000        2,062,781
Dominican Republic Credit Linked Nts., 9.931%, 12/24/07 13 [DOP]                             70,460,000        2,024,001
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12 [DOP]                            174,700,000        5,415,826
Dominican Republic Unsec. Credit Linked Nts., 9.342%, 8/11/08 11,13 [DOP]                   152,200,000        4,207,419
Dominican Republic Unsec. Credit Linked Nts., 9.696%, 3/10/08 13 [DOP]                      117,920,000        3,398,726
Dominican Republic Unsec. Credit Linked Nts., Series 007, 9.302%,
5/12/08 13 [DOP]                                                                            136,200,000        3,856,874
Egypt (The Arab Republic of) Credit Linked Nts., 7.364%, 1/10/08 3,13 [EGP]                  31,750,000        5,571,464
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.467%,
2/28/08 3,13 [EGP]                                                                           33,160,000        5,764,885
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., 8.50%,
2/16/08 [EGP]                                                                                24,890,000        4,498,687
Ghana (Republic of) Credit Linked Nts., 13.50%, 4/2/10 [GHS]                                 10,330,000       11,293,843
Nigeria (Federal Republic of) Credit Linked Nts., 14.50%, 3/1/11 2 [NGN]                  1,846,000,000       17,191,096
Nigeria (Federal Republic of) Credit Linked Nts., Series II, 14.50%,
4/4/11 2 [NGN]                                                                            1,342,000,000       12,544,806
Renins Nonlife Ltd. Credit Linked Nts., 12.50%, 5/30/12 3                                    14,180,000       14,180,000
Russian Federation Credit Linked Nts., 7.65%, 12/4/08 1,3 [RUR]                              78,340,000        3,096,312
Russian Federation Credit Linked Nts., Series 2, 7.50%, 12/4/08 1,3 [RUR]                   195,600,000        7,721,456
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94%, 1/4/10 [UAH]                               6,780,000        1,451,803
Zambia (Republic of) Credit Linked Nts., 8.944%, 2/21/08 13 [ZMK]                        23,525,000,000        5,749,667
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston International:
Boryspil Airport Total Return Linked Nts., 10%, 4/19/10 1 [UAH]                              16,740,000        3,454,757
EES Total Return Linked Nts., 7.10%, 12/12/08 1 [RUR]                                       136,800,000        5,492,186
Gazprom Total Return Linked Nts., 6.79%, 10/29/09 [RUR]                                     271,550,000       11,197,342
Gazprom Total Return Linked Nts., Series 002, 6.95%, 8/6/09 [RUR]                           266,360,000       10,790,354
Indonesia (Republic of) Total Return Linked Nts., 12%, 9/16/11 3 [IDR]                   71,300,000,000        8,648,702
Lukoil Credit Linked Nts., Series Fbi 105, 7.25%, 11/19/09 1,3 [RUR]                        242,139,000        9,789,475
Moitk Total Return Linked Nts., 8.966%, 3/26/11 1,3 [RUR]                                   208,910,000        7,563,631
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10%, 12/31/10 3 [RUR]                  220,335,000        9,736,708
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11%, 4/23/09 2 [RUR]                    230,200,000       10,000,309
NAK Naftogaz of Ukraine Credit Linked Nts., 5%, 1/20/09 3                                    14,720,000       15,217,242
Orenburgskaya IZHK Total Return Linked Nts., 9.24%, 2/21/12 1,3 [RUR]                       417,305,000       15,947,983
Rurail Total Return Linked Nts., 6.67%, 1/22/09 1 [RUR]                                     189,120,000        7,569,882
Russian Unified Energy Systems Credit Linked Nts., Series Fbi 108, 8.80%,
12/20/07 3 [RUR]                                                                            553,980,000       22,917,309
Ukraine (Republic of) Credit Linked Nts., Series EMG 13, 11.94%,
12/30/09 [UAH]                                                                               16,568,000        3,743,300
Vietnam Shipping Industry Group Total Return Linked Nts., 10.50%,
1/19/17 3 [VND]                                                                          53,361,000,000        3,383,577
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston, Inc. (Nassau Branch):
Russian Specialized Construction and Installation Administration
Credit Linked Nts., 8.59%, 5/20/10 1,3 [RUR]                                                320,000,000       12,872,964
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 2 [UAH]                              200,000           45,187
Ukraine (Republic of) Credit Linked Nts., Series EMG 11,
11.94%, 12/30/09 [UAH]                                                                        4,995,000        1,128,548
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94%,
12/30/09 2 [UAH]                                                                             32,180,000        7,270,605


                     53 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group, Russian Moscoblgaz Finance Total Return
Linked Nts., 9.25%, 6/24/12 3 [RUR]                                                         368,300,000   $   14,667,817
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse International, FSK EES RRU Total Return Linked Nts.,
8.25%, 6/22/10 1 [RUR]                                                                      208,505,000        8,534,527
-------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
Argentina (Republic of) Credit Linked Nts., 11.50%, 12/21/11 3 [ARP]                         20,050,000       16,297,190
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico
SA de CV Credit Linked Nts., 9.09%, 1/5/11 3 [MXN]                                           64,140,169        5,893,619
Arrendadora Capita Corp. SA de CV/Capita Corp. (The) de Mexico
SA de CV Credit Linked Nts., 9.65%, 1/5/11 3 [MXN]                                           42,060,481        3,864,793
Brazil Real Credit Linked Nts., 14.389%, 3/3/10 13 [BRR]                                     35,170,920       14,976,180
Brazil Real Credit Linked Nts., 6%, 8/18/10 [BRR]                                            11,400,000       10,188,975
Colombia (Republic of) Credit Linked Nts., 13.50%, 9/15/14 3 [COP]                        8,909,000,000        5,075,292
Colombia (Republic of) Total Return Linked Bonds, Series 002,
11%, 7/28/20 [COP]                                                                          220,000,000          115,288
Egypt (The Arab Republic of) Credit Linked Nts., 9.537%, 2/5/08 3,13 [EGP]                   22,870,000        3,964,133
Egypt (The Arab Republic of) Total Return Linked Nts., 7.725%,
9/16/08 13 [EGP]                                                                             46,475,000        7,773,365
European Investment Bank, Russian Federation Credit Linked Nts.,
5.702%, 1/19/10 3,13                                                                          5,820,000        4,980,756
Grupo TMM SA Credit Linked Nts., 6%, 9/7/12 3                                                10,099,100       10,149,596
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I, 7.25%,
3/20/09 [KZT]                                                                             1,409,410,000       11,243,817
Indonesia (Republic of) Credit Linked Nts., 9.50%, 6/22/15                                    6,360,000        6,682,706
Indonesia (Republic of) Credit Linked Nts., Series III, 14.25%, 6/15/13                       6,494,933        8,257,333
Nigeria (Federal Republic of) Credit Linked Nts., 12.50%, 2/24/09 [NGN]                     369,400,000        3,075,875
Nigeria (Federal Republic of) Credit Linked Nts., 15%, 1/27/09 [NGN]                        496,600,000        4,303,602
OAO Gazprom I Credit Nts., 9.35%, 10/20/07                                                    7,760,000        8,102,331
Peru (Republic of) Credit Linked Nts., 6.659%, 2/20/11 1                                      8,015,000        8,174,046
RosSelkhoz Bank Total Return Linked Nts., 7.082%, 2/22/08 13 [RUR]                          221,550,000        8,640,417
Russian Federation Credit Linked Nts., 0%, 12/2/09 13 [RUR]                                 162,122,000        6,836,851
Russian Federation Credit Linked Nts., 7.054%, 2/22/08 13 [RUR]                             302,900,000       11,815,736
Russian Federation Credit Linked Nts., 7.302%, 2/21/08 13 [RUR]                             146,800,000        5,725,178
Russian Federation Total Return Linked Nts., Series II, 9%, 4/22/11 [RUR]                   199,715,000        8,757,210
Russian Railways Total Return Linked Bonds, 6.67%, 1/26/09 1 [RUR]                          272,550,000       10,908,228
Russian Unified Energy Systems Total Return Linked Nts.,
Series FSK3, 7.10%, 12/16/08 1 [RUR]                                                        194,210,000        7,955,029
Sberbank Total Return Linked Nts., 6.734%, 2/27/08 13 [RUR]                                 295,380,000       11,541,402
Sberbank Total Return Linked Nts., 6.743%, 2/20/08 13 [RUR]                                 221,550,000        8,669,026
Singapore, Vietnam Shipping Industry Group Total Return Linked
Nts., 9%, 4/20/17 3 [VND]                                                               128,300,000,000        7,606,596
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05%, 8/25/10                                5,690,000        5,797,029
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05%, 2/25/11                              5,740,000        5,835,571
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05%, 8/25/11                                5,740,000        5,828,166
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05%, 2/27/12                              5,740,000        5,816,112
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05%, 8/28/12                                5,740,000        5,805,379
Ukraine (Republic of) Credit Linked Nts., 10.208%, 7/1/09 3 [UAH]                            13,938,400        2,901,706
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                              2,231,000          494,914


                     54 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
-------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG: Continued
Ukraine (Republic of) Credit Linked Nts., 11.94%, 12/30/09 [UAH]                              7,904,000   $    1,753,385
United Mexican States Credit Linked Nts., 9.52%, 1/5/11 3 [MXN]                              42,064,401        3,865,153
Videocon International Ltd. Credit Linked Nts., 6.26%, 12/29/09 3                            16,060,000       16,039,283
-------------------------------------------------------------------------------------------------------------------------
Dresdner Bank AG, Lukoil Credit Linked Nts., Series 3, 7.04%,
12/8/11 1,2 [RUR]                                                                           134,130,000        5,681,760
-------------------------------------------------------------------------------------------------------------------------
Eurus Ltd. Catastrophe Linked Nts., 11.61%, 4/8/09 1,2                                        5,790,000        5,790,000
-------------------------------------------------------------------------------------------------------------------------
Fhu-Jin Ltd. Catastrophe Linked Nts., Cl. B, 9.26%, 8/10/11 1,2                               7,010,000        7,125,665
-------------------------------------------------------------------------------------------------------------------------
Foundation Re II Ltd. Catastrophe Linked Nts., 15.32%, 1/8/09 1,2                             3,706,000        3,699,700
-------------------------------------------------------------------------------------------------------------------------
Foundation Re Ltd. Catastrophe Linked Nts., 9.62%, 11/24/08 1,2                               5,250,000        5,113,343
-------------------------------------------------------------------------------------------------------------------------
Fusion 2007 Ltd. Catastrophe Linked Nts., 11.51%, 5/19/09 1,2                                 8,300,000        8,340,255
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts.,
14.802%, 3/29/17 2,13 [TRY]                                                                  77,520,000       15,471,887
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit
Linked Nts., 10.48%, 2/8/37 2,13 [COP]                                                  237,059,200,000        4,882,869
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International, Russian Federation Total Return Linked
Nts., 8%, 5/13/09 1 [RUR]                                                                   374,900,000       15,075,004
-------------------------------------------------------------------------------------------------------------------------
ING Bank NV, Ukraine (Republic of) Credit Linked Nts., Series 725,
11.89%, 12/30/09 3 [UAH]                                                                     38,336,000        8,705,034
-------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase Bank:
Argentina (Republic of) Credit Linked Nts., 11.45%, 12/19/11 3 [ARP]                         19,065,000       15,767,745
Brazil (Federal Republic of) Credit Linked Nts., 14.35%, 2/20/12 3 [BRR]                     21,280,000       11,443,369
Brazil (Federal Republic of) Credit Linked Nts., 15.582%, 1/2/15 13 [BRR]                    70,845,010       17,464,358
Brazil (Federal Republic of) Credit Linked Nts., 2.765%, 11/30/12 2,13 [ARP]                 29,015,000        8,004,805
Brazil (Federal Republic of) Credit Linked Nts., 6%, 5/16/45 3 [BRR]                          7,895,000        7,076,470
Colombia (Republic of) Credit Linked Bonds, 10.244%, 10/31/16 3,13 [COP]                 52,420,000,000       10,012,751
Colombia (Republic of) Credit Linked Bonds, 10.266%, 1/5/16 2,13 [COP]                  121,000,000,000       23,112,225
Colombia (Republic of) Credit Linked Bonds, 11.268%, 8/3/20 3,13 [COP]                   85,910,000,000       12,259,520
Colombia (Republic of) Credit Linked Bonds, Series A, 10.244%,
10/31/16 3,13 [COP]                                                                      52,197,000,000        9,970,156
Peru (Republic of) Credit Linked Nts., 8.193%, 9/2/15 2,13 [PEN]                             25,410,000        4,666,807
Swaziland (Kingdom of) Credit Linked Nts., 7.25%, 6/20/10 2                                   9,185,000        9,093,150
-------------------------------------------------------------------------------------------------------------------------
JSC Astana Finance, 9.16% Nts., 3/14/12 3                                                    26,000,000       23,716,561
-------------------------------------------------------------------------------------------------------------------------
Lakeside Re Ltd. Catastrophe Linked Nts., 11.86%, 12/31/09 1,2                                7,580,000        7,777,080
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers International, Romania (Republic of) Total Return
Linked Nts., 7.90%, 2/9/10 [RON]                                                              6,371,800        2,887,793
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.:
CMS 10 yr. Curve Credit Linked Nts., 6%, 2/5/17                                              49,020,000       47,245,525
Microvest Capital Management LLC Credit Linked Nts., 10.75%, 5/24/12 3                       27,550,000       27,550,000
Romania (Republic of) Total Return Linked Nts., 6.50%, 3/9/10 [RON]                          16,840,300        7,317,568
Romania (Republic of) Total Return Linked Nts., 6.75%, 3/11/08 [RON]                         19,560,000        8,619,839
Romania (Republic of) Total Return Linked Nts., 7.25%, 4/19/10 [RON]                          1,558,000          684,852
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08 [RON]                          1,548,000          683,788
Romania (Republic of) Total Return Linked Nts., 7.75%, 4/21/08 [RON]                          3,738,000        1,651,163


                     55 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                              PRINCIPAL            VALUE
                                                                                                 AMOUNT       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES Continued
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Special Financing, Inc.: Continued
Romania (Republic of) Total Return Linked Nts., 7.90%, 2/12/08 [RON]                         14,496,100   $    6,493,209
-------------------------------------------------------------------------------------------------------------------------
Medquake Ltd. Catastrophe Linked Nts., 10.658%, 5/31/10 1,2                                   4,000,000        4,008,200
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch:
Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16 3 [COP]                          7,680,000,000        3,543,156
Renaissance Capital International Services Ltd. Total Return Linked Nts.,
10.50%, 10/7/08 3 [RUR]                                                                     277,000,000       10,948,154
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, Russian Federation Total Return Linked Securities,
Series 007, Cl. VR, 5%, 8/22/34 [RUR]                                                       366,050,000       12,173,163
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley & Co. International Ltd./Red Arrow International
Leasing plc:
Total Return Linked Nts., Series A, 8.375%, 6/30/12 3 [RUR]                                 155,490,929        6,395,831
Total Return Linked Nts., Series B, 11%, 6/30/12 3 [RUR]                                    117,292,305        4,871,785
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.:
Bank Center Credit Total Return Linked Nts., 7.52%, 6/6/08 [KZT]                          2,138,000,000       17,329,607
Brazil (Federal Republic of) Linked Nts., 12.563%, 1/5/22 2,13 [BRR]                        109,310,000       12,344,337
Brazil (Federal Republic of) Sr. Linked Nts., 14.40%, 8/4/16 3 [BRR]                         38,023,494       28,004,210
Brazil (Federal Republic of) Total Return Nts., 8/2/10 [BRR]                                 18,339,278        8,357,462
Philippines (Republic of the) Credit Linked Nts., 10.21%, 9/20/15 3                           3,350,000        3,974,407
Philippines (Republic of the) Credit Linked Nts., 8.619%, 9/20/15 3                          17,240,000       19,701,872
Philippines (Republic of the) Credit Linked Nts., 8.21%, 6/20/16 1,3                          4,070,000        4,313,264
United Mexican States Credit Linked Nts., 5.64%, 11/20/15 2                                     300,000          317,355
WTI Trading Ltd. Total Return Linked Nts., Series A, 13.50%, 2/6/09 3                        13,780,000       13,228,800
WTI Trading Ltd. Total Return Linked Nts., Series B, 13.50%, 2/6/09 3                        18,430,000       17,692,800
-------------------------------------------------------------------------------------------------------------------------
Nelson Re Ltd. Catastrophe Linked Nts., Series 2007-I, Cl. A, 17.458%,
6/21/10 1,2                                                                                   7,410,000        7,451,311
-------------------------------------------------------------------------------------------------------------------------
Osiris Capital plc Catastrophe Linked Combined Mortality Index Nts.,
Series D, 10.36%, 1/15/10 1,2                                                                 3,230,000        3,273,282
-------------------------------------------------------------------------------------------------------------------------
Residential Reinsurance Ltd. Catastrophe Linked Nts.:
Series B, 13.991%, 6/6/08 1,2                                                                 4,600,000        4,434,860
Series CL3, 17.791%, 6/7/10 1,2                                                               3,000,000        3,051,750
-------------------------------------------------------------------------------------------------------------------------
Successor Euro Wind Ltd. Catastrophe Linked Nts.:
Cl. A-I, 10.948%, 6/6/08 1,2                                                                  4,810,000        4,781,862
Cl. A-I, 23.198%, 6/6/08 1,2                                                                  6,000,000        6,149,700
-------------------------------------------------------------------------------------------------------------------------
Successor Japan Quake Ltd. Catastrophe Linked Nts., Cl. A-I, 9.948%,
6/6/08 1,2                                                                                   10,950,000       11,059,500
-------------------------------------------------------------------------------------------------------------------------
Swiss Re Capital Markets Corp./Akibare Ltd. Catastrophe Linked Nts.,
Cl. A, 8.445%, 5/22/12 1,2                                                                    2,512,000        2,548,926
-------------------------------------------------------------------------------------------------------------------------
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11 3 [GHS]                      4,650,997        5,001,599
-------------------------------------------------------------------------------------------------------------------------
VASCO Re 2006 Ltd. Catastrophe Linked Nts., 14.169%, 6/5/09 1,2                               6,780,000        7,032,894
-------------------------------------------------------------------------------------------------------------------------
Willow Re Ltd. Catastrophe Linked Nts., 10.483%, 6/16/10 1,2                                  8,150,000        8,276,121
                                                                                                          ---------------
Total Structured Securities (Cost $1,173,410,384)                                                          1,283,503,969


                     56 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                 EXPIRATION   STRIKE                               VALUE
                                                                      DATES    PRICE          CONTRACTS       SEE NOTE 1
-------------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.0%
-------------------------------------------------------------------------------------------------------------------------
Brazilian Real (BRR) Call 4                                        12/21/07   $ 1.81         59,380,000   $      479,998
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse International
Basket of Currencies Call 4                                        11/19/07    90.86         42,610,000            4,261
-------------------------------------------------------------------------------------------------------------------------
Credit Suisse International
Basket of Currencies Call 4                                        12/12/07     1.02         86,160,000          251,174
-------------------------------------------------------------------------------------------------------------------------
Euro (EUR) Call 4                                                  12/21/07     1.41         67,680,000        1,949,272
                                                                                                          ---------------
Total Options Purchased (Cost $2,768,745)                                                                      2,684,705

                                                                                                 SHARES
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--9.4%
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E, 5.37% 20,21
(Cost $808,046,388)                                                                         808,046,388      808,046,388
-------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (excluding
Investments Purchased with Cash Collateral from
Securities Loaned) (Cost $8,481,454,605)                                                                   8,612,125,878

                                                                                              PRINCIPAL
                                                                                                 AMOUNT
-------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED--1.4% 12
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.4%
Undivided interest of 11.56% in joint repurchase agreement (Principal
Amount/Value $1,000,000,000, with a maturity value of $1,000,425,000)
with Bank of America NA, 5.10%, dated 9/28/07, to be repurchased at $115,625,393 on 10/1/07, collateralized by U.S. Agency
Mortgages, 5%-5.50%, 5/1/33-6/1/35, with a
value of $1,020,000,000                                                                $    115,576,273      115,576,273
-------------------------------------------------------------------------------------------------------------------------
MEDIUM-TERM FLOATING NOTE--0.0%
HSBC Finance Corp., 5.81%, 8/5/08                                                             3,000,000        3,000,000
-------------------------------------------------------------------------------------------------------------------------
YANKEE CERTIFICATE OF DEPOSIT FLOATING NOTE--0.0%
Natexis Banques Populaires NY, 4.87%, 1/28/08                                                 2,000,000        2,000,000
                                                                                                          ---------------
Total Investments Purchased with Cash Collateral from
Securities Loaned (Cost $120,576,273)                                                                        120,576,273
-------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $8,602,030,878)                                                 101.8%   8,732,702,151
-------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                              (1.8)    (152,096,965)
                                                                                       ----------------------------------
NET ASSETS                                                                                        100.0%  $8,580,605,186
                                                                                       =================================


                     57 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP      Argentine Peso
AUD      Australian Dollar
BRR      Brazilian Real
CAD      Canadian Dollar
COP      Colombian Peso
DEM      German Mark
DKK      Danish Krone
DOP      Dominican Republic Peso
EGP      Egyptian Pounds
EUR      Euro
GBP      British Pound Sterling
GHS      Ghana Cedi
IDR      Indonesia Rupiah
ILS      Israeli Shekel
JPY      Japanese Yen
KZT      Kazakhstan Tenge
MXN      Mexican Nuevo Peso
MYR      Malaysian Ringgit
NGN      Nigeria Naira
PEN      Peruvian New Sol
PHP      Philippines Peso
PLZ      Polish Zloty
RON      New Romanian Leu
RUR      Russian Ruble
TRY      New Turkish Lira
UAH      Ukraine Hryvnia
UYU      Uruguay Peso
VND      Vietnam Dong
ZMK      Zambian Kwacha

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $756,024,818 or 8.81% of the Fund's net assets as of September 30, 2007.

3. Illiquid security. The aggregate value of illiquid securities as of September 30, 2007 was $865,614,714, which represents 10.09% of the Fund's net assets. See
Note 12 of accompanying Notes.

4. Non-income producing security.

5. Issue is in default. See Note 1 of accompanying Notes.

6. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

                                     CONTRACTS   EXPIRATION   EXERCISE     PREMIUM        VALUE
                               SUBJECT TO CALL        DATES      PRICE    RECEIVED   SEE NOTE 1
-----------------------------------------------------------------------------------------------
British Pound Sterling (GBP)         1,235,000      10/1/07   $ 2.0245   $   9,251   $   26,253
British Pound Sterling (GBP)         1,265,000      10/2/07     2.0135       9,297       40,753
British Pound Sterling (GBP)         1,290,000      10/5/07     2.0335      11,411       23,420
Euro (EUR)                           5,870,000      10/4/07     1.4190      32,173       64,937
Euro (EUR)                           6,410,000      10/5/07     1.4188      39,788       73,664
                                                                         ----------------------
                                                                         $ 101,920   $  229,027
                                                                         ======================

7. A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows:

                                     CONTRACTS   EXPIRATION   EXERCISE     PREMIUM        VALUE
                                SUBJECT TO PUT        DATES      PRICE    RECEIVED   SEE NOTE 1
-----------------------------------------------------------------------------------------------
British Pound Sterling (GBP)         1,235,000      10/1/07   $ 2.0245   $   9,251   $       --
British Pound Sterling (GBP)         1,265,000      10/2/07     2.0135       9,424           --
British Pound Sterling (GBP)         1,290,000      10/5/07     2.0335      11,411        6,038
Euro (EUR)                           5,870,000      10/4/07     1.4190      32,173       16,846
Euro (EUR)                           6,410,000      10/5/07     1.4188      39,788       21,044
                                                                         ----------------------
                                                                         $ 102,047   $   43,928
                                                                         ======================

8. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $38,501,328. See Note 6 of accompanying Notes.


                     58 | OPPENHEIMER STRATEGIC INCOME FUND

9. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $59,651,496 or 0.70% of the Fund's net assets as of September 30, 2007.

10. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $1,523,068 or 0.02% of the Fund's net assets as of September 30, 2007.

11. When-issued security or forward commitment to be delivered and settled after September 30, 2007. See Note 1 of accompanying Notes.

12. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 13 of accompanying Notes.

13. Zero coupon bond reflects effective yield on the date of purchase.

14. Partial or fully-loaned security. See Note 13 of accompanying Notes.

15. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of accompanying Notes.

16. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

17. Interest or dividend is paid-in-kind, when applicable.

18. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

19. Denotes an inflation-indexed security: coupon and principal are indexed to the consumer price index.

20. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                                 SHARES           GROSS           GROSS               SHARES
                                                     SEPTEMBER 30, 2006       ADDITIONS      REDUCTIONS   SEPTEMBER 30, 2007
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional
Money Market Fund, Cl. E                                             --   4,372,770,451   3,564,724,063          808,046,388
Prandium, Inc.                                                1,034,256              --       1,034,256                   --

                                                                                  VALUE        DIVIDEND        REALIZED
                                                                             SEE NOTE 1          INCOME            LOSS
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                        $ 808,046,388   $  24,396,684   $          --
Prandium, Inc.                                                                       --              --     (12,155,862)
                                                                          ----------------------------------------------
                                                                          $ 808,046,388   $  24,396,684   $ (12,155,862)
                                                                          ==============================================

21. Rate shown is the 7-day yield as of September 30, 2007.

                                                                                              PRINCIPAL           VALUE
                                                                                             SOLD SHORT      SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATION SOLD SHORT--(0.9)%
------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., 5.50%, 10/1/36 (proceeds $75,030,381)                    $ (76,548,000)  $ (74,981,139)

22. All or a portion of the security was segregated by the Fund in the amount of $76,548,000, which represented 102.09% of the market value of securities sold short. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     59 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $7,793,984,490)                                     $ 7,924,655,763
Affiliated companies (cost $808,046,388)                                             808,046,388
                                                                                 ----------------
                                                                                   8,732,702,151
-------------------------------------------------------------------------------------------------
Cash                                                                                  13,571,435
-------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $6,155,142)                                             6,071,010
-------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                 56,207,297
-------------------------------------------------------------------------------------------------
Swaps, at value (net premiums received $3,428,475)                                    45,039,439
-------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $11,753,062 sold on a when-issued basis or forward
commitment)                                                                          112,950,841
Interest, dividends and principal paydowns                                            89,263,358
Shares of beneficial interest sold                                                    26,330,784
Closed foreign currency contracts                                                     24,870,124
Futures margins                                                                        1,888,563
Other                                                                                    965,866
                                                                                 ----------------
Total assets                                                                       9,109,860,868

-------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------
Short positions, at value (proceeds of $75,030,381)--
see accompanying statement of investments                                             74,981,139
-------------------------------------------------------------------------------------------------
Options written, at value (premiums received $203,967)--
see accompanying statement of investments                                                272,955
-------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                           120,576,273
-------------------------------------------------------------------------------------------------
Unrealized depreciation on foreign currency contracts                                 32,221,541
-------------------------------------------------------------------------------------------------
Swaps, at value (net premiums received $959,748)                                      26,584,710
-------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $211,298,906 purchased on a when-issued basis
or forward commitment)                                                               230,805,474
Closed foreign currency contracts                                                     20,272,749
Shares of beneficial interest redeemed                                                11,407,571
Dividends                                                                              5,690,655
Distribution and service plan fees                                                     4,908,899
Transfer and shareholder servicing agent fees                                            901,457
Shareholder communications                                                               327,990
Trustees' compensation                                                                    82,450
Other                                                                                    221,819
                                                                                 ----------------
Total liabilities                                                                    529,255,682

-------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $ 8,580,605,186
                                                                                 ================


                     60 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                             $      1,947,416
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                9,217,589,109
--------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                            92,702,994
--------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions             (901,189,869)
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets and liabilities
denominated in foreign currencies                                                           169,555,536
                                                                                       -----------------
NET ASSETS                                                                             $  8,580,605,186
                                                                                       =================

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $6,430,790,442
and 1,459,300,802 shares of beneficial interest outstanding)                                      $ 4.41
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)   $ 4.63
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $569,522,906 and 128,809,575 shares
of beneficial interest outstanding)                                                               $ 4.42
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,086,917,538 and 247,145,991 shares
of beneficial interest outstanding)                                                               $ 4.40
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $145,685,151 and 33,037,301 shares
of beneficial interest outstanding)                                                               $ 4.41
---------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $347,689,149 and 79,122,593 shares of beneficial interest outstanding)                         $ 4.39

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     61 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $308,728)                $ 442,033,424
-------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $14,965)       1,947,283
Affiliated companies                                                      24,396,684
-------------------------------------------------------------------------------------
Fee income                                                                   564,352
-------------------------------------------------------------------------------------
Portfolio lending fees                                                       413,159
-------------------------------------------------------------------------------------
Other income                                                                  73,342
                                                                       --------------
Total investment income                                                  469,428,244

-------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------
Management fees                                                           39,478,329
-------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                   13,856,969
Class B                                                                    6,346,693
Class C                                                                    9,576,622
Class N                                                                      633,015
-------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                    6,824,967
Class B                                                                    1,012,508
Class C                                                                    1,225,703
Class N                                                                      359,898
Class Y                                                                       78,193
-------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                      574,268
Class B                                                                      109,108
Class C                                                                       91,607
Class N                                                                        8,725
Class Y                                                                          391
-------------------------------------------------------------------------------------
Custodian fees and expenses                                                  486,843
-------------------------------------------------------------------------------------
Trustees' compensation                                                       137,111
-------------------------------------------------------------------------------------
Administration service fees                                                    1,500
-------------------------------------------------------------------------------------
Other                                                                        266,327
                                                                       --------------
Total expenses                                                            81,068,777
Less reduction to custodian expenses                                         (52,278)
Less waivers and reimbursements of expenses                                 (462,186)
                                                                       --------------
Net expenses                                                              80,554,313

-------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    388,873,931


                     62 | OPPENHEIMER STRATEGIC INCOME FUND

----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------------
Net realized gain (loss) on:
   Investments:
   Unaffiliated companies (including premiums on options exercised)       $ 110,808,455
Affiliated companies                                                        (12,155,862)
Closing and expiration of option contracts written                            4,341,484
Closing and expiration of futures contracts                                  17,139,079
Foreign currency transactions                                                87,159,556
Short positions                                                                (676,979)
Swap contracts                                                               21,983,514
                                                                          --------------
Net realized gain                                                           228,599,247
----------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                 (72,059,233)
Translation of assets and liabilities denominated in foreign currencies     235,427,063
Futures contracts                                                           (18,286,327)
Option contracts written                                                       (321,781)
Short positions                                                                  49,242
Swap contracts                                                               10,911,421
                                                                          --------------
Net change in unrealized appreciation                                       155,720,385

----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 773,193,563
                                                                          ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     63 | OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                2007              2006
-----------------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------------
Net investment income                                        $   388,873,931   $   325,322,096
-----------------------------------------------------------------------------------------------
Net realized gain                                                228,599,247        59,177,730
-----------------------------------------------------------------------------------------------
Net change in unrealized appreciation                            155,720,385      (134,262,183)
                                                             ----------------------------------
Net increase in net assets resulting from operations             773,193,563       250,237,643

-----------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                         (296,916,438)     (361,826,587)
Class B                                                          (28,156,208)      (55,250,172)
Class C                                                          (43,047,658)      (53,959,503)
Class N                                                           (6,142,076)       (6,482,780)
Class Y                                                          (14,610,638)       (8,310,116)
                                                             ----------------------------------
                                                                (388,873,018)     (485,829,158)

-----------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                        1,070,926,051       481,164,858
Class B                                                         (183,763,262)     (168,323,661)
Class C                                                          180,462,840        97,789,142
Class N                                                           30,962,123        28,045,769
Class Y                                                          156,078,981       118,978,171
                                                             ----------------------------------
                                                               1,254,666,733       557,654,279

-----------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------
Total increase                                                 1,638,987,278       322,062,764
-----------------------------------------------------------------------------------------------
Beginning of period                                            6,941,617,908     6,619,555,144
                                                             ----------------------------------

End of period (including accumulated net investment income
of $92,702,994 and $28,620,443, respectively)                $ 8,580,605,186   $ 6,941,617,908
                                                             ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     64 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED SEPTEMBER 30,                     2007            2006            2005            2004           2003
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      4.18     $      4.34     $      4.23     $      4.08    $      3.64
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .23 1           .21 1           .21 1           .20            .26
Net realized and unrealized gain (loss)                   .23            (.05)            .19             .15            .43
                                                  ---------------------------------------------------------------------------
Total from investment operations                          .46             .16             .40             .35            .69
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.23)           (.32)           (.29)           (.20)          (.25)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      4.41     $      4.18     $      4.34     $      4.23    $      4.08
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      11.14%           3.77%           9.77%           8.73%         19.59%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 6,430,790     $ 5,077,400     $ 4,766,576     $ 4,117,666    $ 3,873,018
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $ 5,655,265     $ 4,888,392     $ 4,392,321     $ 4,025,554    $ 3,521,307
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    5.25%           5.03%           4.82%           4.69%          6.60%
Total expenses                                           0.90% 4         0.93%           0.94%           0.95%          0.95%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                       0.89%           0.92%           0.94%           0.95%          0.95%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    72% 5           96% 5          103% 5           90% 5         104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007                      0.91%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
      -------------------------------------------------------------------------
      Year Ended September 30, 2007          $3,319,818,108      $3,509,387,791
      Year Ended September 30, 2006          $4,097,005,267      $4,231,030,059
      Year Ended September 30, 2005          $4,436,804,790      $4,469,108,355
      Year Ended September 30, 2004          $5,593,936,243      $5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     65 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED SEPTEMBER 30,                     2007            2006            2005            2004           2003
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      4.20     $      4.35     $      4.24     $      4.10    $      3.66
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .19 1           .18 1           .17 1           .16            .22
Net realized and unrealized gain (loss)                   .22            (.05)            .20             .15            .44
                                                  ---------------------------------------------------------------------------
Total from investment operations                          .41             .13             .37             .31            .66
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.19)           (.28)           (.26)           (.17)          (.22)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      4.42     $      4.20     $      4.35     $      4.24    $      4.10
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                       9.99%           3.23%           8.94%           7.66%         18.62%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   569,523     $   718,742     $   918,651     $ 1,163,555    $ 1,686,295
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   635,237     $   802,936     $ 1,021,022     $ 1,424,322    $ 1,757,152
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    4.43%           4.25%           4.05%           4.16%          5.92%
Total expenses                                           1.71% 4         1.71%           1.70%           1.69%          1.68%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                       1.70%           1.71%           1.69%           1.69%          1.68%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   72% 5            96% 5          103% 5           90% 5         104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007                      1.72%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
      -------------------------------------------------------------------------
      Year Ended September 30, 2007          $3,319,818,108      $3,509,387,791
      Year Ended September 30, 2006          $4,097,005,267      $4,231,030,059
      Year Ended September 30, 2005          $4,436,804,790      $4,469,108,355
      Year Ended September 30, 2004          $5,593,936,243      $5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     66 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS C     YEAR ENDED SEPTEMBER 30,                     2007            2006            2005            2004           2003
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      4.18     $      4.33     $      4.22     $      4.07    $      3.64
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .19 1           .18 1           .17 1           .17            .23
Net realized and unrealized gain (loss)                   .22            (.05)            .20             .15            .42
                                                  ---------------------------------------------------------------------------
Total from investment operations                          .41             .13             .37             .32            .65
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.19)           (.28)           (.26)           (.17)          (.22)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      4.40     $      4.18     $      4.33     $      4.22    $      4.07
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      10.06%           3.22%           8.96%           7.95%         18.45%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $ 1,086,918     $   857,843     $   788,217     $   710,085    $   698,196
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   959,439     $   814,425     $   748,199     $   716,206    $   623,598
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    4.49%           4.27%           4.07%           4.06%          5.85%
Total expenses                                           1.66% 4         1.68%           1.69%           1.69%          1.69%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                 1.65%           1.68%           1.69%           1.69%          1.69%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    72% 5           96% 5          103% 5           90% 5         104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007                      1.67%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
      -------------------------------------------------------------------------
      Year Ended September 30, 2007          $3,319,818,108      $3,509,387,791
      Year Ended September 30, 2006          $4,097,005,267      $4,231,030,059
      Year Ended September 30, 2005          $4,436,804,790      $4,469,108,355
      Year Ended September 30, 2004          $5,593,936,243      $5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     67 | OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS N     YEAR ENDED SEPTEMBER 30,                     2007            2006            2005            2004           2003
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      4.19     $      4.34     $      4.23     $      4.08    $      3.65
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .21 1           .19 1           .19 1           .17            .25
Net realized and unrealized gain (loss)                   .22            (.04)            .19             .16            .42
                                                  ---------------------------------------------------------------------------
Total from investment operations                          .43             .15             .38             .33            .67
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.21)           (.30)           (.27)           (.18)          (.24)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      4.41     $      4.19     $      4.34     $      4.23    $      4.08
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      10.42%           3.60%           9.27%           8.28%         18.82%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   145,685     $   108,324     $    83,287     $    52,969    $    30,110
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   126,935     $    94,281     $    69,480     $    40,043    $    22,627
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    4.84%           4.62%           4.37%           4.19%          6.08%
Total expenses                                           1.32% 4         1.33%           1.40%           1.38%          1.34%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                 1.31%           1.33%           1.40%           1.38%          1.34%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    72% 5           96% 5          103% 5           90% 5         104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007                      1.33%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
      -------------------------------------------------------------------------
      Year Ended September 30, 2007          $3,319,818,108      $3,509,387,791
      Year Ended September 30, 2006          $4,097,005,267      $4,231,030,059
      Year Ended September 30, 2005          $4,436,804,790      $4,469,108,355
      Year Ended September 30, 2004          $5,593,936,243      $5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     68 | OPPENHEIMER STRATEGIC INCOME FUND

CLASS Y     YEAR ENDED SEPTEMBER 30,                     2007            2006            2005            2004           2003
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $      4.17     $      4.32     $      4.22     $      4.07    $      3.64
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .24 1           .22 1           .21 1           .21            .26
Net realized and unrealized gain (loss)                   .22            (.04)            .19             .14            .42
                                                  ---------------------------------------------------------------------------
Total from investment operations                          .46             .18             .40             .35            .68
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                     (.24)           (.33)           (.30)           (.20)          (.25)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $      4.39     $      4.17     $      4.32     $      4.22    $      4.07
                                                  ===========================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                      11.28%           4.35%           9.73%           8.80%         19.33%
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)          $   347,689     $   179,309     $    62,824     $   150,699    $   240,296
-----------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                 $   260,589     $   118,239     $    68,656     $   213,632    $   194,308
-----------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                    5.61%           5.38%           4.84%           4.80%          6.57%
Total expenses                                           0.56% 4         0.58%           1.16%           1.29%          1.41%
Expenses after payments, waivers and/or
reimbursements and reduction to custodian
expenses                                                 0.55%           0.58%           0.80%           0.90%          0.91%
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                    72% 5           96% 5          103% 5           90% 5         104%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007                      0.57%

5. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
      -------------------------------------------------------------------------
      Year Ended September 30, 2007          $3,319,818,108      $3,509,387,791
      Year Ended September 30, 2006          $4,097,005,267      $4,231,030,059
      Year Ended September 30, 2005          $4,436,804,790      $4,469,108,355
      Year Ended September 30, 2004          $5,593,936,243      $5,563,251,032

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                     69 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Strategic Income Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high current income by investing mainly in debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its


                     70 | OPPENHEIMER STRATEGIC INCOME FUND
trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES SOLD SHORT. The Fund may short sale when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

--------------------------------------------------------------------------------
STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each securities' market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold, matures or expires.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2007, the Fund had purchased $211,298,906 of securities issued on a when-issued basis or forward commitment and sold $11,753,062 of securities issued on a when-issued basis or forward commitment.


                     71 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

      Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2007, securities with an aggregate market value of $602,430, representing 0.01% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


                     72 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.


                     73 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

                                                             NET UNREALIZED
                                                               APPRECIATION
                                                           BASED ON COST OF
                                                             SECURITIES AND
UNDISTRIBUTED    UNDISTRIBUTED             ACCUMULATED    OTHER INVESTMENTS
NET INVESTMENT       LONG-TERM                    LOSS   FOR FEDERAL INCOME
INCOME                    GAIN    CARRYFORWARD 1,2,3,4         TAX PURPOSES
---------------------------------------------------------------------------
$178,789,674     $          --            $902,856,702         $115,641,755

1. As of September 30, 2007, the Fund had $902,158,461 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2007, details of the capital loss carryforwards were as follows:

                            EXPIRING
                            ----------------------------
                            2008           $ 235,306,107
                            2009              56,817,462
                            2010             192,931,367
                            2011             294,188,800
                            2012             122,914,725
                                           -------------
                            Total          $ 902,158,461
                                           =============

2. The Fund had $698,241 of straddle losses which were deferred.

3. During the fiscal year ended September 30, 2007, the Fund utilized $73,657,199 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended September 30, 2006, the Fund utilized $69,360,120 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2007. Net assets of the Fund were unaffected by the reclassifications.

                                     INCREASE            INCREASE
                               TO ACCUMULATED      TO ACCUMULATED
             INCREASE TO       NET INVESTMENT   NET REALIZED LOSS
             PAID-IN CAPITAL           INCOME      ON INVESTMENTS
             ----------------------------------------------------
             $14,119,100          $64,081,638         $78,200,738

The tax character of distributions paid during the years ended September 30, 2007 and September 30, 2006 was as follows:

                                        YEAR ENDED           YEAR ENDED
                                SEPTEMBER 30, 2007   SEPTEMBER 30, 2006
     ------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                  $388,873,018         $485,829,158


                     74 | OPPENHEIMER STRATEGIC INCOME FUND

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

           Federal tax cost of securities            $  8,606,414,997
           Federal tax cost of other investments        2,158,658,678
                                                     ----------------
           Total federal tax cost                    $ 10,765,073,675
                                                     ================

           Gross unrealized appreciation             $    353,802,200
           Gross unrealized depreciation                 (238,160,445)
                                                     ----------------
           Net unrealized appreciation               $    115,641,755
                                                     ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a


                     75 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                        YEAR ENDED SEPTEMBER 30, 2007     YEAR ENDED SEPTEMBER 30, 2006
                                             SHARES            AMOUNT         SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------
CLASS A
Sold                                    374,243,875   $ 1,621,225,351    285,205,829    $ 1,197,018,631
Dividends and/or
distributions reinvested                 52,588,260       227,757,694     63,712,315        267,183,114
Acquisition-Note 15                      59,159,381       260,892,868             --                 --
Redeemed                               (240,334,556)   (1,038,949,862)  (234,651,361)      (983,036,887)
                                       -----------------------------------------------------------------
Net increase                            245,656,960   $ 1,070,926,051    114,266,783    $   481,164,858
                                       =================================================================

--------------------------------------------------------------------------------------------------------
CLASS B
Sold                                     24,227,240   $   105,145,550     27,099,194    $   114,141,319
Dividends and/or
distributions reinvested                  4,782,734        20,771,577      9,067,246         38,196,513
Redeemed                                (71,427,424)     (309,680,389)   (76,102,306)      (320,661,493)
                                       -----------------------------------------------------------------
Net decrease                            (42,417,450)  $  (183,763,262)   (39,935,866)   $  (168,323,661)
                                       =================================================================


                     76 | OPPENHEIMER STRATEGIC INCOME FUND

                                        YEAR ENDED SEPTEMBER 30, 2007     YEAR ENDED SEPTEMBER 30, 2006
                                             SHARES            AMOUNT         SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------
CLASS C
Sold                                     72,545,647   $   313,480,785     52,485,697    $   219,804,771
Dividends and/or
distributions reinvested                  7,574,819        32,747,903      9,627,908         40,332,270
Redeemed                                (38,441,106)     (165,765,848)   (38,820,281)      (162,347,899)
                                        ----------------------------------------------------------------
Net increase                             41,679,360   $   180,462,840     23,293,324    $    97,789,142
                                        ================================================================

--------------------------------------------------------------------------------------------------------
CLASS N
Sold                                     13,299,138   $    57,565,717     11,223,391    $    47,099,735
Dividends and/or
distributions reinvested                  1,188,326         5,153,772      1,377,036          5,780,559
Redeemed                                 (7,326,966)      (31,757,366)    (5,922,489)       (24,834,525)
                                        ----------------------------------------------------------------
Net increase                              7,160,498   $    30,962,123      6,677,938    $    28,045,769
                                        ================================================================

--------------------------------------------------------------------------------------------------------
CLASS Y
Sold                                     36,588,605   $   157,983,527     27,986,060    $   117,026,957
Dividends and/or
distributions reinvested                  3,321,638        14,364,136      1,974,505          8,229,559
Redeemed                                 (3,767,180)      (16,268,682)    (1,510,690)        (6,278,345)
                                        ----------------------------------------------------------------
Net increase                             36,143,063   $   156,078,981     28,449,875    $   118,978,171
                                        ================================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended September 30, 2007, were as follows:

                                                              PURCHASES            SALES
----------------------------------------------------------------------------------------
Investment securities                                    $4,191,125,496   $3,536,218,951
U.S. government and government agency obligations           776,865,907      789,350,206
To Be Announced (TBA) mortgage-related securities         3,319,818,108    3,509,387,791

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

              FEE SCHEDULE
              ----------------------------------------------
              Up to $200 million                       0.75%
              Next $200 million                        0.72
              Next $200 million                        0.69
              Next $200 million                        0.66
              Next $200 million                        0.60
              Next $4 billion                          0.50
              Over $5 billion                          0.48


                     77 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2007, the Fund paid $9,422,464 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2007 for Class B, Class C and Class N shares were $104,697,154, $31,460,220 and $2,012,295, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.


                     78 | OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                            CLASS A         CLASS B         CLASS C         CLASS N
                            CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                          FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                      SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                        RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED              DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
----------------------------------------------------------------------------------------------------
September 30, 2007       $2,315,213         $45,817      $1,005,718        $103,452          $4,011

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended September 30, 2007, the Manager waived $462,186 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


                     79 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS Continued

As of September 30, 2007, the Fund had outstanding foreign currency contracts as follows:

                                                                         CONTRACT          VALUATION
                                                          EXPIRATION       AMOUNT              AS OF      UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                                           DATES       (000S)     SEPT. 30, 2007    APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Argentine Peso (ARP)                                        10/24/07      102,400 ARP $   32,381,628   $          --   $    214,266
Australian Dollar (AUD)                            10/11/07-12/21/07       14,900 AUD     13,181,432         836,477             --
Brazilian Real (BRR)                                 10/11/07-1/5/10      215,300 BRR    112,653,918      24,011,425             --
British Pound
Sterling (GBP)                                      10/1/07-12/27/07       25,940 GBP     53,047,559         958,605             --
Canadian Dollar (CAD)                              10/11/07-12/21/07       19,320 CAD     19,435,674         668,332             --
Chilean Peso (CLP)                                          10/22/07    9,025,000 CLP     17,664,497         116,373             --
Dominican Republic
Peso (DOP)                                                   10/9/07      140,977 DOP      4,220,880              --         38,256
Euro (EUR)                                          10/1/07-12/27/07      208,085 EUR    296,970,786       7,555,510             --
Indian Rupee (INR)                                  10/4/07-10/15/07    1,411,430 INR     35,412,151         524,336          4,644
Japanese Yen (JPY)                                  10/2/07-10/30/07   40,120,000 JPY    349,891,422       7,056,875        553,034
Malaysian Ringgit (MYR)                            11/15/07-12/17/07      103,400 MYR     30,422,920         602,831             --
Mexican Nuevo
Peso (MXN)                                                  11/26/07      437,500 MXN     39,848,361         524,639             --
New Turkish Lira (TRY)                              10/24/07-11/2/07       57,715 TRY     47,390,417       1,715,375             --
New Zealand
Dollar (NZD)                                                12/21/07       14,178 NZD     10,658,641          50,778            716
Norwegian Krone (NOK)                                        1/29/08      172,190 NOK     31,895,120       2,477,404             --
Polish Zloty (PLZ)                                  10/10/07-11/7/07      163,730 PLZ     61,977,629       2,759,411             --
Russian Ruble (RUR)                                          2/21/08      936,780 RUR     37,454,573       1,631,246             --
Singapore Dollar (SGD)                                        2/5/08       38,170 SGD     25,928,476         558,483             --
South African Rand (ZAR)                                    10/15/07      241,500 ZAR     34,978,241       1,438,438             --
South Korean Won (KRW)                               10/12/07-2/1/08   33,628,000 KRW     36,829,708         153,713             --
Swedish Krona (SEK)                                         10/10/07      229,930 SEK     35,692,691       1,165,026             --
Swiss Franc (CHF)                                   10/11/07-11/8/07       31,225 CHF     26,896,170         370,756             --
                                                                                                       -----------------------------
                                                                                                          55,176,033        810,916
                                                                                                       -----------------------------
CONTRACTS TO SELL
Australian Dollar (AUD)                             10/9/07-10/10/07       46,535 AUD     41,274,632              --      1,741,423
Brazilian Real (BRR)                                         11/5/07       61,131 BRR     33,215,128              --        666,136
British Pound
Sterling (GBP)                                        10/1/07-2/6/08       30,940 GBP     63,216,566              --        518,170
Canadian Dollar (CAD)                                10/9/07-1/16/08       68,440 CAD     68,858,643              --      3,767,232
Colombian Peso (COP)                                        10/16/07   33,475,000 COP     16,511,912              --      1,265,491
Czech Koruna (CZK)                                  10/15/07-1/25/08    1,800,825 CZK     93,522,376              --      5,572,042
Euro (EUR)                                            10/1/07-2/6/08      176,530 EUR    251,918,124              --      9,727,339
Hong Kong Dollar (HKD)                              12/19/07-1/25/08      860,745 HKD    110,780,807         646,560         24,496
Indian Rupee (INR)                                          11/16/07      686,000 INR     17,199,666              --        508,669
Japanese Yen (JPY)                                    10/2/07-2/6/08   17,929,000 JPY    157,401,139         384,704      1,404,658
New Taiwan Dollar (TWD)                                     10/15/07    1,090,000 TWD     33,466,514              --        469,208
New Turkish Lira (TRY)                                       11/7/07       21,190 TRY     17,328,268              --      2,124,163


                     80 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                       CONTRACT            VALUATION
                                                          EXPIRATION     AMOUNT                AS OF      UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                                           DATES     (000S)       SEPT. 30, 2007    APPRECIATION   DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
CONTRACTS TO SELL (continued)
New Zealand
Dollar (NZD)                                        10/9/07-10/10/07     22,240 NZD   $   16,838,130   $          --   $     90,749
Singapore Dollar (SGD)                                      10/15/07     50,375 SGD       33,949,465              --        677,556
Swiss Franc (CHF)                                    10/9/07-1/25/08    128,073 CHF      110,510,333              --      2,853,293
                                                                                                       -----------------------------
                                                                                                           1,031,264     31,410,625
                                                                                                       -----------------------------
Total unrealized appreciation and depreciation                                                         $  56,207,297   $ 32,221,541
                                                                                                       =============================

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations at the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.


                     81 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

As of September 30, 2007, the Fund had outstanding futures contracts as follows:

                                                                     VALUATION AS OF       UNREALIZED
                                            EXPIRATION   NUMBER OF     SEPTEMBER 30,     APPRECIATION
CONTRACT DESCRIPTION                             DATES   CONTRACTS              2007   (DEPRECIATION)
------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Canada (Government of) Bonds, 10 yr.          12/18/07         182   $    20,572,322   $       64,827
DAX Index                                     12/21/07         113        32,043,039          574,896
Euro-Bundesobligation, 10 yr.                  12/6/07         130        20,887,793         (174,548)
Euro-Schatz                                    12/6/07       4,189       617,397,995         (631,207)
FTSE 100 Index                                12/21/07          87        11,604,806          242,124
Japan (Government of) Bonds, 10 yr.           12/10/07         108        12,692,221         (105,339)
Japan (Government of) Bonds, 10 yr.           12/11/07         139       163,293,083         (602,108)
NASDAQ 100 E-Mini Index                       12/21/07         681        28,792,680          633,077
Nikkei 225 Index                              12/13/07          20         2,930,397           70,659
OMXS30 Index                                  10/26/07         439         8,309,465          225,026
Standard & Poor's 500 Index                   12/20/07         133        51,141,825         (246,316)
Standard & Poor's/MIB Index, 10 yr.           12/21/07          30         8,564,859          (44,396)
U.S. Long Bonds                               12/19/07       5,850       651,360,938        1,890,780
U.S. Treasury Nts., 2 yr.                     12/31/07       2,002       414,507,844          233,174
U.S. Treasury Nts., 5 yr.                     12/31/07      11,146     1,192,970,313        4,527,766
U.S. Treasury Nts., 10 yr.                    12/19/07       1,455       159,004,219           50,547
United Kingdom Long Gilt                      12/27/07         118        25,818,234         (214,969)
                                                                                       ---------------
                                                                                            6,493,993
                                                                                       ---------------
CONTRACTS TO SELL
Australia (Commonwealth of) Bonds, 10 yr.     12/17/07         228        19,985,162          377,891
CAC 40 Index                                  10/19/07         202        16,496,086         (535,348)
DAX Index                                     12/21/07          60        17,014,003         (305,308)
Euro-Bundesobligation, 10 yr.                  12/6/07         549        88,210,754           58,560
FTSE 100 Index                                12/21/07         234        31,212,927         (819,242)
Mexican Bolsa Index                           12/21/07         293         8,249,616           (5,864)
Nikkei 225 Index                              12/13/07         302        44,248,988       (2,558,640)
Standard & Poor's 500 E-Mini Index            12/21/07       1,919       147,580,695       (4,695,121)
U.S. Long Bonds                               12/19/07       1,631       181,601,656         (171,919)
U.S. Treasury Nts., 2 yr.                     12/31/07       1,084       224,438,813         (923,637)
U.S. Treasury Nts., 5 yr.                     12/31/07       1,455       155,730,469       (1,419,219)
U.S. Treasury Nts., 10 yr.                    12/19/07       5,287       577,769,969       (3,492,753)
                                                                                       ---------------
                                                                                          (14,490,600)
                                                                                       ---------------
                                                                                       $   (7,996,607)
                                                                                       ===============

--------------------------------------------------------------------------------
7. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written,


                     82 | OPPENHEIMER STRATEGIC INCOME FUND
the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended September 30, 2007 was as follows:

                                                 CALL OPTIONS                         PUT OPTIONS
                             --------------------------------   ----------------------------------
                                   NUMBER OF        AMOUNT OF          NUMBER OF        AMOUNT OF
                                   CONTRACTS         PREMIUMS          CONTRACTS         PREMIUMS
--------------------------------------------------------------------------------------------------
Options outstanding as of
September 30, 2006                        --   $           --         30,620,000   $      519,227
Options written               38,670,475,000        3,507,361     38,741,435,000        4,040,434
Options closed or expired    (21,123,550,000)      (1,557,651)   (18,258,940,000)      (3,044,908)
Options exercised            (17,530,855,000)      (1,847,790)   (20,497,045,000)      (1,412,706)
                             ---------------------------------------------------------------------
Options outstanding as of
September 30, 2007                16,070,000   $      101,920         16,070,000   $      102,047
                             =====================================================================

--------------------------------------------------------------------------------
8. CREDIT DEFAULT SWAP CONTRACTS

A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps to hedge an existing position or to obtain exposure to a security or market by purchasing or selling credit protection. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security.


                     83 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. CREDIT DEFAULT SWAP CONTRACTS Continued

The periodic interest fees are accrued daily as a component of unrealized appreciation (depreciation) and are recorded as realized gain (loss) upon payment. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Credit default swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, adverse pricing when purchasing bonds to satisfy its delivery obligation, and the need to fund the delivery obligation (either cash or defaulted securities depending on whether the Fund is the purchaser or seller of the credit default swap contract, respectively).

Information regarding such credit default swaps as of September 30, 2007 is as follows:

                                                                            PAY/
                                                   BUY/SELL   NOTIONAL   RECEIVE                    PREMIUM
                    REFERENCE                        CREDIT     AMOUNT     FIXED   TERMINATION         PAID/
COUNTERPARTY        ENTITY                       PROTECTION     (000S)      RATE         DATES    (RECEIVED)         VALUE
---------------------------------------------------------------------------------------------------------------------------
Barclays Bank
plc:                Beazer Homes USA, Inc.             Sell   $  3,205    4.7000%      9/20/08   $        --   $  (228,515)
                    CDX.EM.8 5-Year Index               Buy     34,630    1.7500      12/20/12      (318,596)     (358,485)
                    Citigroup, Inc.                    Sell     17,910    3.2500       9/20/08            --        38,193
                    Constellation Brands, Inc.         Sell      3,070    1.0100       6/20/11            --       (27,387)
                    Constellation Brands, Inc.         Sell      2,620    1.0300       6/20/11            --       (21,600)
                    Republic of Turkey                 Sell      9,650    1.6200       4/20/12            --        88,539
                    Residential Capital LLC            Sell      6,423    1.2200       3/20/08            --      (468,963)
                    Residential Capital LLC            Sell      4,970    1,7500       3/20/08            --      (350,596)
                    Residential Capital LLC            Sell      3,213    1.2000       3/20/08            --      (234,890)
                    Six Flags, Inc.                    Sell      2,285    7.0000       9/20/08            --       145,352
                    Smithfield Foods, Inc.             Sell      3,205    1.5000       3/20/12            --         3,218
                    The Mosaic Co.                     Sell      1,555    1.5000       9/20/12            --        31,541
---------------------------------------------------------------------------------------------------------------------------
Citibank NA,
New York:
                    Allied Waste North
                    America, Inc.                      Sell      5,050    1.8800       3/20/12            --      (120,262)
                    Amkor Technology, Inc.             Sell        955    2.0500       9/20/08            --         7,291
                    El Paso Corp.                      Sell      3,050    0.7200       6/20/11            --       (53,097)
                    El Paso Corp.                      Sell      2,770    0.7800       6/20/11            --       (42,603)
                    El Paso Corp.                      Sell      2,740    0.8200       6/20/11            --       (38,436)
                    Ford Motor Credit Co.              Sell      7,670    2.3200       3/20/12            --      (382,703)
                    Nalco Co.                          Sell      1,610    3.6000       9/20/12            --        54,934
                    Nortel Networks Corp.              Sell      2,985    1.8900       9/20/08            --        13,233
                    NXP B.V.                           Sell      1,170    4.6500       9/20/12            --       (31,161)
                    NXP B.V.                           Sell        955    4.5000       9/20/12            --       (30,887)


                     84 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                            PAY/
                                                   BUY/SELL   NOTIONAL   RECEIVE                     PREMIUM
                    REFERENCE                        CREDIT     AMOUNT     FIXED   TERMINATION         PAID/
COUNTERPARTY        ENTITY                       PROTECTION     (000S)      RATE         DATES    (RECEIVED)         VALUE
---------------------------------------------------------------------------------------------------------------------------
Citibank NA,
New York:
Continued           Reliant Energy, Inc.               Sell   $  3,800    2.6000%      9/20/11   $        --   $   (26,731)
                    Reliant Energy, Inc.               Sell      1,580    2.4500       9/20/11            --       (19,279)
                    Republic of Hungary                 Buy     13,835    0.4000      12/20/15            --        11,167
                    Republic of Indonesia              Sell      4,760    2.1000       9/20/12            --       159,900
                    Republic of Turkey                 Sell      7,240    2.4700       4/20/17            --       122,654
                    The Williams Cos., Inc.            Sell      7,200    0.6500       3/20/12            --       (38,946)
                    The Williams Cos., Inc.            Sell      2,000    1.1100       3/20/12            --        26,116
                    Tribune Co.                        Sell      1,980    7.5000       9/20/08            --        18,502
                    Tribune Co.                        Sell      1,375    7.6000       9/20/08            --        15,604
                    Univision
                    Communications, Inc.               Sell      1,619    1.1000       6/20/08            --        (9,518)
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
                    ArvinMeritor, Inc.                 Sell      3,165    1.4000       9/20/08            --          (373)
                    ArvinMeritor, Inc.                 Sell      3,060    1.6000       9/20/08            --         5,624
                    CDX.NA.HY.8 Index                  Sell      7,980    2.7500       6/20/12      (397,836)     (169,749)
                    CenturyTel, Inc.                    Buy      4,155    0.3775       9/20/12            --         5,019
                    Charter
                    Communications
                    Holdings LLC                        Buy        755    5.0000       9/20/10        48,131        39,024
                    Charter
                    Communications
                    Holdings LLC                       Sell        755    5.0000       9/20/17      (151,000)     (132,254)
                    Charter
                    Communications
                    Holdings LLC                        Buy        635    7.0000       9/20/10            --        (1,870)
                    Charter
                    Communications
                    Holdings LLC                       Sell        635    5.0000       9/20/17      (127,000)     (109,317)
                    Constellation
                    Brands, Inc.                       Sell      2,930    1.0200       6/20/11            --       (19,851)
                    Constellation
                    Brands, Inc.                       Sell      1,479    1.0000       6/20/11            --       (11,093)
                    CVRD Inco Ltd.                      Buy      1,615    0.5800       3/20/17            --        (8,836)
                    Dean Foods Co.                     Sell      1,565    1.0200       6/20/11            --       (22,677)
                    Dean Foods Co.                     Sell      1,525    1.0000       6/20/11            --       (23,126)
                    Dow Jones
                    CDX.NA.HY.7 Index                  Sell      4,780    3.2500      12/20/11       169,471        48,216
                    Echostar DBS Corp.                 Sell      1,605    2.1300       9/20/11            --        62,274
                    El Paso Corp.                      Sell      1,535    0.7400       6/20/11            --       (32,859)
                    El Paso Corp.                      Sell      1,530    0.7700       6/20/11            --       (31,207)
                    Embarq Corp.                        Buy      2,015    0.5700       9/20/12            --          (499)
                    Ford Motor Credit Co.              Sell     10,620    2.3850       3/20/12            --      (507,038)
                    Ford Motor Credit Co.              Sell      3,390    2.5500       3/20/12            --      (143,496)
                    GMAC LLC                           Sell      6,195    1.3900       3/20/17            --      (584,940)
                    NJSC Naftogaz                      Sell      8,905    3.2500       4/20/11            --      (862,258)
                    NXP B.V.                           Sell      1,330    6.2000       9/20/12            --        62,569
                    NXP B.V.                           Sell        440    5.2500       9/20/12            --         4,565
                    Residential Capital LLC            Sell      3,234    1.3000       3/20/08            --      (126,608)
                    Smithfield Foods, Inc.             Sell      3,253    1.4900       3/20/12            --         1,829


                     85 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. CREDIT DEFAULT SWAP CONTRACTS Continued

                                                                            PAY/
                                                   BUY/SELL   NOTIONAL   RECEIVE                     PREMIUM
                    REFERENCE                        CREDIT     AMOUNT     FIXED   TERMINATION         PAID/
COUNTERPARTY        ENTITY                       PROTECTION     (000S)      RATE         DATES    (RECEIVED)         VALUE
---------------------------------------------------------------------------------------------------------------------------
Credit Suisse
International:
Continued           Toys "R" Us, Inc.                  Sell   $  1,810    2.8000%      9/20/08   $        --   $   (15,738)
                    TXU Corp.                          Sell      3,050    1.5300       6/20/11            --      (231,434)
                    TXU Corp.                          Sell      1,560    1.6100       6/20/11            --      (114,420)
                    Vale Overseas Ltd.                 Sell      1,615    1.0300       3/20/17            --       (16,381)
---------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG:
                    ABX.HE.AA.06-2 Index               Sell      1,980    0.1700       5/25/46      (237,581)     (207,955)
                    ABX.HE.AAA.06-2 Index              Sell      4,760    0.1100       5/25/46      (237,971)     (190,917)
                    ABX.HE.AAA.06-2 Index              Sell      4,760    0.1100       5/25/46      (237,927)     (190,917)
                    CenturyTel, Inc.                    Buy      4,225    0.4250       9/20/12            --          (339)
                    Countrywide Home
                    Loans, Inc.                        Sell     17,960    2.5500       9/20/08            --      (412,701)
                    CVRD Inco Ltd.                      Buy      3,245    0.6300       3/20/17            --       (26,040)
                    CVRD Inco Ltd.                      Buy      3,190    0.4200       3/20/17            --        25,635
                    Dow Jones
                    CDX.NA.HY.7 Index                  Sell     13,415    3.2500      12/20/11       475,222       132,967
                    Echostar DBS Corp.                 Sell      1,060    1.6000       9/20/11            --        24,342
                    Embarq Corp.                        Buy      6,365    0.6100       9/20/12            --         1,801
                    Ford Motor Co.                     Sell     11,810    5.8500      12/20/16            --      (100,236)
                    Ford Motor Co.                     Sell      9,450    5.8000      12/20/16            --      (103,788)
                    Ford Motor Co.                     Sell      7,775    6.0000      12/20/16            --        (7,781)
                    Ford Motor Credit Co.              Sell     12,095    2.3900       3/20/12            --      (571,476)
                    Ford Motor Credit Co.              Sell      4,740    2.3400       3/20/12            --      (158,784)
                    General Motors Corp.               Sell      7,555    4.6800      12/20/16            --       (78,688)
                    General Motors Corp.               Sell      6,220    4.7500      12/20/16            --       (41,774)
                    GMAC LLC                           Sell      6,465    1.3700       3/20/17            --      (663,991)
                    Lear Corp.                         Sell      3,475    2.4000       9/20/08            --        47,827
                    Mediacom LLC                       Sell        690    4.9000       9/20/12            --        13,419
                    Republic of Peru                    Buy      7,440    1.7100      12/20/16            --      (314,806)
                    Republic of Peru                   Sell      5,080    1.3200       4/20/17            --        72,908
                    The Williams Cos., Inc.            Sell      3,800    1.0200       3/20/12            --        35,752
                    Vale Overseas Ltd.                 Sell      3,245    1.0500       3/20/17            --        (3,944)
                    Vale Overseas Ltd.                 Sell      3,190    1.0000       3/20/17            --       (15,530)
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets
LP:
                    ABX.HE.AA.06-2 Index               Sell        725    0.1700       5/25/46       (59,734)      (72,490)
                    ArvinMeritor, Inc.                 Sell      3,145    1.6000       9/20/08            --         9,712
                    Beazer Homes USA, Inc.             Sell      3,395    2.6500       9/20/08            --      (392,166)
                    Beazer Homes USA, Inc.             Sell      3,205    4.8000       9/20/08            --      (314,071)
                    Beazer Homes USA, Inc.             Sell      3,100    2.5000       6/20/08            --      (279,290)
                    Constellation Brands, Inc.         Sell      2,480    1.9000       6/20/11            --        45,827
                    Freescale Semiconductor,
                    Inc.                               Sell      3,125    3.6000       9/20/11            --       (95,854)
                    Freescale Semiconductor,
                    Inc.                               Sell      1,660    3.7500       9/20/11            --       (43,015)
                    General Motors Corp.               Sell      6,220    4.9500      12/20/16            --       (35,093)
                    GMAC LLC                           Sell      6,625    1.3900       3/20/17            --      (686,915)
                    GMAC LLC                           Sell      5,330    1.3700       3/20/17            --      (558,217)
                    GMAC LLC                           Sell      3,825    1.3900       3/20/17            --      (396,596)


                     86 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                            PAY/
                                                   BUY/SELL   NOTIONAL   RECEIVE                     PREMIUM
                    REFERENCE                        CREDIT     AMOUNT     FIXED   TERMINATION         PAID/
COUNTERPARTY        ENTITY                       PROTECTION     (000S)      RATE         DATES    (RECEIVED)         VALUE
---------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets
LP: Continued
                    GMAC LLC                           Sell   $  3,210    1.3900%      3/20/17   $        --   $  (332,830)
                    K. Hovnanian
                    Enterprises, Inc.                  Sell      8,265    2.0000       6/20/08            --      (435,658)
                    K. Hovnanian
                    Enterprises, Inc.                  Sell      6,470    2.0000       6/20/08            --      (341,042)
                    K. Hovnanian
                    Enterprises, Inc.                  Sell      6,470    1.8000       6/20/08            --      (349,964)
                    Lear Corp.                         Sell      1,645    2.2500       9/20/08            --         9,922
                    Lennar Corp.                       Sell      1,465    2.9000      12/20/08            --       (17,851)
                    Nalco Co.                          Sell      1,735    3.7000       9/20/12            --        53,244
                    Residential Capital LLC            Sell      3,201    1.1800       3/20/08            --      (199,203)
                    Residential Capital LLC            Sell      3,118    1.3600       3/20/08            --      (191,445)
                    Standard Pacific Corp.             Sell     17,250    2.2000       6/20/08            --    (1,351,169)
---------------------------------------------------------------------------------------------------------------------------
Goldman
Sachs
International:
                    Amkor Technology, Inc.             Sell      1,062    2.6500       9/20/08            --        10,518
                    CDX.NA.IG.9 Index                   Buy     68,100    0.8000      12/20/17      (495,876)   (1,045,243)
                    First Data Corp.                   Sell        640    3.0000       9/20/08            --         2,628
                    The Mosaic Co.                     Sell      1,570    1.6000       9/20/12            --        40,515
                    The Mosaic Co.                     Sell        600    2.0000       9/20/12            --        14,691
---------------------------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank
NA, NY
Branch:
                    CDX.NA.HY.8 Index                  Sell      9,575    2.7500       6/20/12      (477,354)     (205,437)
                    CVRD Inco Ltd.                      Buy      1,590    0.5200       3/20/17            --        (3,069)
                    Dean Foods Co.                     Sell      4,000    1.0800       6/20/11            --       (57,933)
                    Dean Foods Co.                     Sell      3,040    1.0300       6/20/11            --       (49,139)
                    Dean Foods Co.                     Sell      3,035    1.0600       6/20/11            --       (45,997)
                    Dean Foods Co.                     Sell      1,560    1.0500       6/20/11            --       (24,167)
                    Dole Food Co., Inc.                Sell      2,475    2.3800       9/20/08            --       (13,365)
                    Ford Motor Co.                     Sell      7,775    6.0000      12/20/16            --        (3,276)
                    General Motors Corp.               Sell      9,450    4.7500      12/20/16            --      (131,674)
                    Lehman Brothers
                    Holdings, Inc.                     Sell      9,950    1.5500       9/20/08            --        73,698
                    Merrill Lynch & Co., Inc.          Sell      9,950    0.8000       9/20/08            --        30,199
                    Morgan Stanley                     Sell      8,725    0.7500       9/20/08            --        22,090
                    Morgan Stanley                     Sell      3,215    0.7500       9/20/08            --         8,471
                    Rite Aid Corp.                     Sell        975    1.4000       9/20/08            --        (7,201)
                    The Mosaic Co.                     Sell      1,565    1.3500       9/20/12            --        30,895
                    The Mosaic Co.                     Sell      1,550    1.5000       9/20/12            --        40,830
                    Toys "R" Us, Inc.                  Sell      1,585    1.9200       9/20/08            --       (11,878)
---------------------------------------------------------------------------------------------------------------------------
Lehman
Brothers
Special
Financing,
Inc.:
                    ABX.HE.AA.06-2 Index               Sell        490    0.1700       5/25/46      (120,022)      (53,387)


                     87 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. CREDIT DEFAULT SWAP CONTRACTS Continued

                                                                            PAY/
                                                   BUY/SELL   NOTIONAL   RECEIVE                     PREMIUM
                    REFERENCE                        CREDIT     AMOUNT     FIXED   TERMINATION         PAID/
COUNTERPARTY        ENTITY                       PROTECTION     (000S)      RATE         DATES    (RECEIVED)         VALUE
---------------------------------------------------------------------------------------------------------------------------
Lehman
Brothers
Special
Financing,
Inc.: Continued
                    Allied Waste
                    North America, Inc.                Sell   $  3,500    1.8800%      3/20/12   $        --   $  (107,227)
                    Allied Waste
                    North America, Inc.                Sell      1,103    1.8800       3/20/12            --       (33,791)
                    Amkor Technology, Inc.             Sell      1,650    2.5000       9/20/08            --        18,752
                    ArvinMeritor, Inc.                 Sell      3,380    2.2000       9/20/08            --        23,786
                    ArvinMeritor, Inc.                 Sell      3,120    1.1500       9/20/08            --        (9,932)
                    ArvinMeritor, Inc.                 Sell      2,200    3.0000       9/20/08            --        32,612
                    Beazer Homes USA, Inc.             Sell      4,810    5.4000       9/20/08            --      (348,497)
                    Beazer Homes USA, Inc.             Sell      1,500    2.3300       6/20/08            --      (100,300)
                    Beazer Homes USA, Inc.             Sell      1,280    2.6500       6/20/08            --       (82,851)
                    Cablevision Systems Corp.          Sell      1,580    3.1300      12/20/10            --        (2,253)
                    Cablevision Systems Corp.          Sell        400    3.4000      12/20/10            --         2,630
                    CDX.NA.HY.8 Index                  Sell     11,160    2.7500       6/20/12      (556,373)     (238,766)
                    CDX.NA.HY.8 Index                  Sell      7,980    2.7500       6/20/12      (387,861)     (170,731)
                    CDX.NA.IG.9 Index                   Buy     68,100    0.8000      12/20/17      (404,034)     (503,330)
                    Charter
                    Communications
                    Holdings LLC                        Buy      1,605    7.2500       9/20/10            --       (65,656)
                    Charter
                    Communications
                    Holdings LLC                        Buy      1,605    7.6000       9/20/10            --       (79,050)
                    Charter
                    Communications
                    Holdings LLC                       Sell      1,605    5.0000       9/20/12      (240,750)     (184,952)
                    Charter
                    Communications
                    Holdings LLC                       Sell      1,605    5.0000       9/20/12      (256,800)     (186,053)
                    Constellation
                    Brands, Inc.                       Sell      3,060    1.0000       6/20/11            --       (29,782)
                    Dole Food Co., Inc.                Sell      3,170    3.2000       9/20/08            --         6,396
                    Dole Food Co., Inc.                Sell      2,300    5.2500       9/20/08            --        50,232
                    Dow Jones
                    CDX.NA.HY.7 Index                  Sell      3,218    3.2500      12/20/11        59,632        30,167
                    Dow Jones
                    CDX.NA.HY.7 Index                  Sell      3,218    3.2500      12/20/11        59,632        30,167
                    El Paso Corp.                      Sell      4,575    0.7300       6/20/11            --       (45,509)
                    El Paso Corp.                      Sell      1,550    0.8000       6/20/11            --       (11,707)
                    First Data Corp.                   Sell      3,175    3.5000       9/20/08            --        35,266
                    First Data Corp.                   Sell      3,170    2.7500       9/20/08            --        12,193
                    First Data Corp.                   Sell      2,200    3.0000       9/20/08            --        13,788
                    First Data Corp.                   Sell      1,650    3.0000       9/20/08            --        10,341
                    Freescale
                    Semiconductor, Inc.                Sell      1,500    3.7200       9/20/11            --       (38,958)


                     88 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                             PAY/
                                                    BUY/SELL   NOTIONAL   RECEIVE                     PREMIUM
                    REFERENCE                         CREDIT     AMOUNT     FIXED   TERMINATION         PAID/
COUNTERPARTY        ENTITY                        PROTECTION     (000S)      RATE         DATES    (RECEIVED)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Lehman
Brothers
Special
Financing,
Inc.: Continued
                    Freescale
                    Semiconductor, Inc.                 Sell   $  2,165    3.5500%      9/20/11   $        --   $    (68,300)
                    GMAC LLC                            Sell      3,400    1.4000       3/20/17            --       (392,679)
                    GMAC LLC                            Sell      3,210    1.4000       3/20/17            --       (370,736)
                    K. Hovnanian
                    Enterprises, Inc.                   Sell      3,616    4.2200       9/20/08            --       (176,851)
                    Lear Corp.                          Sell      3,205    2.1000       9/20/08            --         19,421
                    Lear Corp.                          Sell      3,205    2.5000       9/20/08            --          8,606
                    Lear Corp.                          Sell      3,175    3.7000       9/20/08            --         68,655
                    Lear Corp.                          Sell      3,155    2.0000       9/20/08            --         16,049
                    Lennar Corp.                        Sell      5,920    2.9000      12/20/08            --        (37,011)
                    MBIA Inc.                           Sell     17,870    1.9500       9/20/08            --         15,165
                    Mediacom LLC                        Sell      1,905    4.7500       9/20/12            --         39,428
                    Mediacom LLC                        Sell        655    4.8000       9/20/12            --         13,566
                    Mediacom LLC                        Sell        505    4.7500       9/20/12            --         10,452
                    Mediacom LLC                        Sell        420    4.8000       9/20/12            --          9,749
                    Nalco Co.                           Sell        960    3.4000       9/20/12            --         20,349
                    Nortel Networks Corp.               Sell      1,490    1.8500       9/20/08            --          2,126
                    NXP B.V.                            Sell      2,165    4.1500       9/20/12            --       (115,219)
                    NXP B.V.                            Sell      1,635    4.4500       9/20/12            --        (68,585)
                    Reliant Energy, Inc.                Sell        155    2.5000       9/20/11            --         (1,003)
                    Rite Aid Corp.                      Sell      2,300    1.4500       9/20/08            --        (22,448)
                    Rite Aid Corp.                      Sell      1,850    1.3500       9/20/08            --        (19,847)
                    Rite Aid Corp.                      Sell      1,600    1.3500       9/20/08            --        (17,165)
                    Six Flags, Inc.                     Sell      5,125    5.2200       9/20/08            --         38,433
                    Six Flags, Inc.                     Sell      2,050    5.0000       9/20/08            --         18,664
                    Six Flags, Inc.                     Sell      1,380    7.0000       9/20/08            --         41,769
                    Smithfield Foods, Inc.              Sell      4,085    1.5800       3/20/12            --          2,693
                    The Bear Stearns Cos., Inc.         Sell      9,945    1.6000       9/20/08            --         48,133
                    Toys "R" Us, Inc.                   Sell      4,250    1.9500       9/20/08            --        (38,903)
                    Toys "R" Us, Inc.                   Sell      1,778    4.3000       9/20/08            --         24,062
                    Toys "R" Us, Inc.                   Sell      3,130    1.8500       9/20/08            --        (31,675)
                    Tribune Co.                         Sell      1,605    7.4500       9/20/08            --          8,309
                    Tribune Co.                         Sell      1,005    7.5500       9/20/08            --          1,426
                    Tribune Co.                         Sell        400    7.5500       9/20/08            --            485
                    Univision
                    Communications, Inc.                Sell      7,168    1.2000       6/20/08            --        (36,798)
                    Univision
                    Communications, Inc.                Sell      3,241    1.1500       6/20/08            --        (17,831)
                    Univision
                    Communications, Inc.                Sell      1,619    1.1000       6/20/08            --         (9,503)
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International:
                    Echostar DBS Corp.                  Sell      1,605    2.0500       9/20/11            --         50,031
                    Reliant Energy, Inc.                Sell      1,805    2.0500       9/20/11            --        (43,211)
                    Republic of Turkey                  Sell      4,750    2.4700       4/20/17            --         72,724
                    TXU Corp.                           Sell      4,450    2.0600       6/20/11            --       (270,843)
                    TXU Corp.                           Sell      3,850    1.6200       6/20/11            --       (288,066)


                     89 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
8. CREDIT DEFAULT SWAP CONTRACTS Continued

                                                                             PAY/
                                                    BUY/SELL   NOTIONAL   RECEIVE                     PREMIUM
                    REFERENCE                         CREDIT     AMOUNT     FIXED   TERMINATION         PAID/
COUNTERPARTY        ENTITY                        PROTECTION     (000S)      RATE         DATES    (RECEIVED)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
International:
Continued           TXU Corp.                           Sell   $  3,060    1.5800%      6/20/11   $        --   $   (232,839)
                    TXU Corp.                           Sell      3,060    1.5900       6/20/11            --       (231,869)
                    TXU Corp.                           Sell      3,050    1.5300       6/20/11            --       (236,916)
-----------------------------------------------------------------------------------------------------------------------------
Morgan
Stanley
& Co.
International
Ltd.:               Smithfield Foods, Inc.              Sell      3,160    1.5100       3/20/12            --          6,859
-----------------------------------------------------------------------------------------------------------------------------
Morgan
Stanley
Capital
Services, Inc.:
                    ABX.HE.AA.06-2 Index                Sell      1,320    0.1700       5/25/46      (131,994)      (143,819)
                    ABX.HE.AA.06-2 Index                Sell        625    0.1700       5/25/46       (49,932)       (68,096)
                    CDX North America
                    Investment Grade Index              Sell     35,885    3.0000       3/23/13            --        277,035
                    CDX.EM.8 Index                       Buy     34,630    1.7500      12/20/12      (311,670)      (391,353)
                    Companhia Vale Do
                    Rio Doce                            Sell      3,290    1.0400       3/20/17            --          2,002
                    Companhia Vale Do
                    Rio Doce                            Sell      3,220    0.9700       3/20/17            --        (16,706)
                    Companhia Vale Do
                    Rio Doce                            Sell      3,190    0.9200       3/20/17            --        (27,939)
                    Companhia Vale Do
                    Rio Doce                            Sell      1,590    1.0600       3/20/17            --          1,969
                    CVRD Inco Ltd.                       Buy      3,290    0.6000       3/20/17            --        (11,322)
                    CVRD Inco Ltd.                       Buy      3,220    0.5200       3/20/17            --          7,823
                    CVRD Inco Ltd.                       Buy      3,190    0.5200       3/20/17            --          7,750
                    Dean Foods Co.                      Sell      3,030    0.9500       6/20/11            --        (48,160)
                    Ford Motor Co.                      Sell      7,775    6.1500      12/20/16            --         58,082
                    Ford Motor Co.                      Sell      2,705    5.9000      12/20/16            --        (38,461)
                    General Motors Corp.                Sell      6,220    4.9000      12/20/16            --        (20,344)
                    General Motors Corp.                Sell      2,175    4.6200      12/20/16            --       (123,322)
                    Istanbul Bond Co. SA
                    for Finansbank                      Sell     25,090    1.3000       3/24/13            --       (224,631)
                    Lennar Corp.                        Sell      1,090    2.9000      12/20/08            --         (8,799)
                    NXP B.V.                            Sell        705    4.9500       9/20/12            --        (11,179)
                    Republic of Indonesia               Sell      9,490    2.2300       9/20/12            --        370,364
                    Republic of Peru                    Sell      6,760    1.0400       6/20/17            --        (48,919)
                    Republic of Turkey                  Sell      9,500    1.6000       4/20/12            --         69,942
                    Republic of Turkey                  Sell      8,290    2.7500      11/20/16            --        264,139
                    Residential Capital LLC             Sell      9,565    6.1700       9/20/08            --       (482,165)
                    Residential Capital LLC             Sell      3,253    6.2500       9/20/08            --       (161,711)
-----------------------------------------------------------------------------------------------------------------------------
UBS AG:
                    Lehman Brothers
                    Holdings, Inc.                      Sell      3,980    1.5500       9/20/08            --         29,378
                    Massey Energy Co.                   Sell      1,610    5.1000       9/20/12            --         54,063
                    Massey Energy Co.                   Sell        960    5.0500       9/20/12            --         30,452


                     90 | OPPENHEIMER STRATEGIC INCOME FUND

                                                                             PAY/
                                                    BUY/SELL   NOTIONAL   RECEIVE                     PREMIUM
                    REFERENCE                         CREDIT     AMOUNT     FIXED   TERMINATION         PAID/
COUNTERPARTY        ENTITY                        PROTECTION     (000S)      RATE         DATES    (RECEIVED)          VALUE
-----------------------------------------------------------------------------------------------------------------------------
UBS AG:
Continued           Republic of Indonesia               Sell   $  6,450    2.3000%      9/20/11   $        --   $    273,875
                    Republic of the Philippines         Sell      9,895    1.4500       6/20/17            --       (372,714)
                    The Mosaic Co.                      Sell      1,560    1.7800       9/20/12            --         54,573
                                                                                                  ---------------------------
                                                                                                  $(4,388,223)  $(19,633,482)
                                                                                                  ===========================

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS

An interest rate swap is an agreement under which a set of future cash flows is exchanged between two counterparties. Interest rate swaps involve the exchange of rights to receive or commitments to pay interest. One cash flow stream will typically be a floating rate payment based upon a specified index while the other is typically a fixed rate. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Interest rate swaps are marked to market daily using primarily quotations from counterparties, and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

     Swap agreements entail both interest rate risk and credit risk. There is a risk, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

As of September 30, 2007, the Fund had entered into the following interest rate swap agreements:

                          NOTIONAL                   PAID BY     RECEIVED BY   TERMINATION
COUNTERPARTY               AMOUNT                   THE FUND        THE FUND         DATES          VALUE
----------------------------------------------------------------------------------------------------------
Banco Santander
Central Hispano
SA:
                                                   Six-Month
                                                Tasa Nominal
                                                Annual (TNA-
                     3,247,000,000 CLP                Chile)          6.6000%      8/21/17   $    112,883
                        18,790,000 BRR                  BZDI         14.0000        1/3/12        699,221


                     91 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

                          NOTIONAL                   PAID BY     RECEIVED BY   TERMINATION
COUNTERPARTY                AMOUNT                  THE FUND        THE FUND         DATES          VALUE
----------------------------------------------------------------------------------------------------------
Barclays Bank plc:
                        87,900,000 MXN              MXN TIIE          9.2700%      7/17/26   $    668,288
                                                   Six-Month
                       149,890,000 NOK                 NIBOR          5.3850       1/29/10       (132,738)
                                                                   Six-Month
                        18,260,000 EUR               4.2200%         EURIBOR       1/29/10        112,324
----------------------------------------------------------------------------------------------------------
Citibank NA,
London:
                                                   Six-Month
                        11,710,000 PLZ                 WIBOR          5.5200       3/24/10         45,511
                                                   Six-Month
                        18,736,000 PLZ                 WIBOR          5.5500       3/25/10         75,388
----------------------------------------------------------------------------------------------------------
Citibank NA,
New York:
                       328,800,000 TWD                2.3200    TWD-Telerate       6/27/11         74,776
                                                   Six-Month
                                                Tasa Nominal
                     2,598,000,000 CLP          Annual (TNA)          6.5300       8/25/17            128
----------------------------------------------------------------------------------------------------------
Credit Suisse
First Boston,                                      Six-Month
Inc.                    30,925,000 PLZ                 WIBOR          4.4800        7/1/10       (310,408)
----------------------------------------------------------------------------------------------------------
Credit Suisse
International:
                        84,250,000 MXN              MXN TIIE          8.3000      12/17/26       (111,364)
                                                   Six-Month
                                                Tasa Nominal
                                                Annual (TNA-
                     2,598,000,000 CLP                Chile)          6.5800       8/21/17          83,874
----------------------------------------------------------------------------------------------------------
Deutsche
Bank AG:
                                                                  INR MIBOR-
                       329,300,000 INR                7.1750    OIS Compound       6/27/11         (1,433)
                                                                   Six-Month
                     1,604,000,000 HUF                8.4400           BUBOR        7/4/11       (487,370)
----------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets
LP:
                                                   Six-Month
                       144,170,000 NOK                 NIBOR          5.4700        5/2/10        (14,582)
                                                                EUR EURIBOR-
                        17,910,000 EUR                4.4155        Telerate        5/2/10            329
----------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc.
(The)                  187,430,000 MXN              MXN TIIE          9.8400      12/31/09        677,187
----------------------------------------------------------------------------------------------------------
Goldman Sachs
International                                                           CNY-
                        66,200,000 CNY                4.0000   CFXSREPOFIX01       2/16/17        524,717


                     92 | OPPENHEIMER STRATEGIC INCOME FUND

                          NOTIONAL                   PAID BY     RECEIVED BY   TERMINATION
COUNTERPARTY                AMOUNT                  THE FUND        THE FUND         DATES          VALUE
----------------------------------------------------------------------------------------------------------
J Aron & Co.:
                        94,770,000 MXN              MXN TIIE          9.1500%      8/27/26   $    593,943
                        40,600,000 MXN              MXN TIIE          9.3300       9/16/26        322,233
                        34,060,000 BRR                  BZDI         12.9200        1/2/14        879,136
                        16,960,000 BRR                  BZDI         12.8700        1/2/14        423,575
                        33,770,000 BRR                  BZDI         12.7100        1/4/10        460,928
                        66,840,000 BRR                  BZDI         12.6100        1/4/10        835,604
                        41,081,100 BRR                  BZDI         12.3900        1/2/12      1,094,875
                       121,700,000 MXN              MXN TIIE          9.5100       8/26/25      1,139,706
                        82,420,000 MXN              MXN TIIE          9.5000       8/28/25        763,853
                        92,950,000 BRR                  BZDI         14.8900        1/4/10      3,621,213
                           130,000 BRR                  BZDI         12.2600        1/2/15          1,981
                            60,000 BRR                  BZDI         12.2900        1/2/15            946
                        70,300,000 MXN              MXN TIIE          9.2900       7/17/26        532,367
                        18,790,000 BRR                  BZDI         14.0500        1/2/12        744,862
----------------------------------------------------------------------------------------------------------
JPMorgan
Chase Bank NA:
                                                                 Three-Month
                       177,410,000 ZAR                8.2900%           JIBA       6/21/08        366,840
                        41,099,351 BRR                  BZDI         12.3800        1/2/12      1,779,049
                        37,410,000 BRR                  BZDI         13.9100        1/2/12      2,672,896
----------------------------------------------------------------------------------------------------------
Lehman
Brothers
Special
Financing, Inc.:
                                                   Six-Month
                        35,990,000 PLZ                 WIBOR          4.5300        7/5/10        (77,773)
                                                   Fund pays
                                              the greater of
                                                 0% and 8*(-
                                                  0.0031375-
                                           (10 yr. CMS Index
                                         + 2 yr. CMS Index))
                       49,020, 000                 quarterly   $   1,404,900        2/5/17     (1,238,851)
----------------------------------------------------------------------------------------------------------
Morgan Stanley
& Co.                                                            Three-Month
International        4,492,000,000 KZT                8.2500             KZT       6/29/12     (1,219,710)
----------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,                                                  Six-Month
Inc.                    38,630,000 EUR                4.7130         EURIBOR       8/22/17       (141,604)
----------------------------------------------------------------------------------------------------------
                                                                 Three-Month
Westpac                 86,450,000 NZD                7.7750     NZD-BBR-FRA       9/17/09        153,569
                                                                                             -------------
                                                                                             $ 15,726,369
                                                                                             =============


                     93 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
9. INTEREST RATE SWAP CONTRACTS Continued

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR     Brazilian Real
CLP     Chilean Peso
CNY     Chinese Renminbi (Yuan)
EUR     Euro
HUF     Hungarian Forint
INR     Indian Rupee
KZT     Kazakhstan Tenge
MXN     Mexican Nuevo Peso
TWD     New Taiwan Dollar
NZD     New Zealand Dollar
NOK     Norwegian Krone
PLZ     Polish Zloty
ZAR     South African Rand

Index abbreviations are as follows:

BUBOR                 Budapest Interbank Offered Rate
BZDI                  Brazil Interbank Deposit Rate
CMS                   Constant Maturity Swap
CNY-CFXSREPOFIX01     Chinese Renminbi 7 Days Repurchase Fixing Rates
EURIBOR               Euro Interbank Offered Rate
JIBA                  South Africa Johannesburg Interbank Agreed Rate
MXN TIIE              Mexican Peso-Interbank Equilibrium Interest Rate
MIBOR-OIS             Mid Market Interest Rate for French Franc/Austrian
                      Schilling and India Swap Composites-Overnight Indexed Swap
NIBOR                 Norwegian Interbank Offered Rate
NZD-BBR-FRA           New Zealand Dollar--Bank Bill Rate--Forward Rate Agreement
WIBOR                 Poland Warsaw Interbank Offer Bid Rate

--------------------------------------------------------------------------------
10. TOTAL RETURN SWAP CONTRACTS

A total return swap is an agreement under which a set of future cash flows is exchanged between two counterparties. One cash flow stream will typically be based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments. Payments under the swap are based on an agreed upon principal amount but since this principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the


                     94 | OPPENHEIMER STRATEGIC INCOME FUND
counterparty, including at termination, under such contracts as realized gain
(loss) on the Statement of Operations. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the agreement or unfavorable changes occur in the reference asset).

As of September 30, 2007, the Fund had entered into the following total return swap agreements:

                               NOTIONAL                       PAID BY            RECEIVED BY   TERMINATION
COUNTERPARTY                     AMOUNT                      THE FUND               THE FUND         DATES         VALUE
-------------------------------------------------------------------------------------------------------------------------
Citibank NA,
New York:
                                                     Twelve-Month JPY
                                                    BBA LIBOR plus 40
                                                  basis points and if
                                               negative, the absolute       If positive, the
                                                   value of the Total      Total Return of a
                                                   Return of a custom       custom basket of
                          2,874,377,680 JPY      basket of securities             securities        4/8/08   $  286,980

                                                     Twelve-Month GBP
                                                    BBA LIBOR plus 35
                                                  basis points and if
                                               negative, the absolute       If positive, the
                                                   value of the Total      Total Return of a
                                                   Return of a custom       custom basket of
                             12,207,291 GBP      basket of securities             securities        5/7/08       (81,691)
-------------------------------------------------------------------------------------------------------------------------
Deutsche Bank
AG:
                                                                            If positive, the
                                                                         Total Return of the
                                                     If negative, the        Lehman Brothers
                                                absolute value of the              U.S. CMBS
                                                 Lehman Brothers U.S.               AAA 8.5+
                                                        CMBS AAA 8.5+          Index plus 60
                             29,610,000                         Index           basis points        2/1/08       212,227
                                                    Six-Month USD BBA
                             13,250,000                         LIBOR                 5.4600%      5/13/15     2,688,338
                                                        Six-Month USD
                              7,260,000                         LIBOR                 5.2500       6/23/15     1,227,085
-------------------------------------------------------------------------------------------------------------------------
Deutsche Bank
AG, London:
                                                        One-Month BBA
                                                      EURIBOR plus 10
                                                  basis points and if
                                               negative, the absolute       If positive, the
                                                   value of the Total      Total Return of a
                                                   Return of a custom          custom equity
                              6,752,653 EUR             equity basket                 basket       10/7/08      (150,519)


                     95 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. TOTAL RETURN SWAP CONTRACTS Continued

                               NOTIONAL                       PAID BY            RECEIVED BY   TERMINATION
COUNTERPARTY                     AMOUNT                      THE FUND               THE FUND         DATES         VALUE
-------------------------------------------------------------------------------------------------------------------------
Deutsche Bank
AG, London:
Continued                                               One-Month USD
                                                    BBA LIBOR plus 20
                                                  basis points and if
                                               negative, the absolute       If positive, the
                                                   value of the Total      Total Return of a
                                                   Return of a custom          custom equity
                            $20,693,236                 equity basket                 basket       9/15/08   $   810,598
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Group, Inc. (The):
                                                        Six-Month BBA
                              7,490,000                         LIBOR                 5.1000%      1/14/15     1,580,439
                                                        Six-Month BBA
                              7,490,000                         LIBOR                 5.0800       1/20/15     1,621,297
-------------------------------------------------------------------------------------------------------------------------
Goldman
Sachs
International:
                                                        One-Month USD
                                                     BBA LIBOR and if
                                               negative, the absolute       If positive, the
                                                   value of the Total    Total Return of the
                                                   Return of the MSCI       MSCI Daily Total
                                                   Daily Total Return     Return Net Belgium
                                                      Net Belgium USD             USD Market
                                926,913                  Market Index                  Index       10/9/07        13,356
                                                                            If positive, the
                                                     If negative, the      absolute value of
                                                  Total Return of the       the Total Return
                                                        BOVESPA 10/07         of the BOVESPA
                             15,245,202 BRR                     Index            10/07 Index      10/18/07       988,314
                                                                            If positive, the
                                                     If negative, the      absolute value of
                                                  Total Return of the       the Total Return
                                                        BOVESPA 10/07         of the BOVESPA
                              1,012,620 BRR                     Index            10/07 Index      10/18/07       140,516
                                                                            If negative, the
                                                     If positive, the      absolute value of
                                                      Total Return of       the Total Return
                                                         the INDF/NSE               INDF/NSE
                                                          NIFTY Index            NIFTY Index
                           (357,368,000) INR             10/07 Future           10/07 Future      10/25/07      (140,312)


                     96 | OPPENHEIMER STRATEGIC INCOME FUND

                               NOTIONAL                       PAID BY            RECEIVED BY   TERMINATION
COUNTERPARTY                     AMOUNT                      THE FUND               THE FUND         DATES         VALUE
-------------------------------------------------------------------------------------------------------------------------
Goldman
Sachs
International:
Continued
                                                                            If negative, the
                                                     If positive, the      absolute value of
                                                      Price Return of       the Price Return
                                                        the SMI 12/07       of the SMI 12/07
                             (9,352,161) CHF                   Future                 Future      12/28/07   $  (154,634)
                                                        One-Month USD
                                                       BBA LIBOR plus
                                                        spread and if
                                               negative, the absolute       If positive, the
                                                   value of the Total      Total Return of a
                                                   Return of a custom          custom equity
                             80,436,402                 equity basket                 basket        1/8/08     2,882,740
                                                        One-Month USD
                                                     BBA LIBOR and if
                                                        negative, the       If positive, the
                                                absolute value of the        Total Return of
                                                  Total Return of the         the MSCI Daily
                                                     MSCI Daily Total           Total Return
                                                   Return Net Belgium        Net Belgium USD
                              7,194,271              USD Market Index           Market Index       10/9/07       124,434
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers
Special Financing,
Inc.:
                                                                            If positive, the
                                                     If negative, the        Total Return of
                                                    absolute value of          the U.S. CMBS
                                                           the Lehman         AAA 8.5+ Index
                                                   Brothers U.S. CMBS        plus 32.5 basis
                             19,410,000                AAA 8.5+ Index                 points       11/1/07       131,847
                                                                            If positive, the
                                                                             Total Return of
                                                     If negative, the             the Lehman
                                                    absolute value of     Brothers U.S. CMBS
                                                           the Lehman         AAA 8.5+ Index
                                                   Brothers U.S. CMBS          plus 60 basis
                             10,765,000                AAA 8.5+ Index                 points        2/1/08        73,512
                                                                            If positive, the
                                                                             Total Return of
                                                     If negative, the             the Lehman
                                                    absolute value of     Brothers U.S. CMBS
                                                           the Lehman         AAA 8.5+ Index
                                                   Brothers U.S. CMBS         minus 25 basis
                             13,750,000                AAA 8.5+ Index                 points        3/1/08        87,689


                     97 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10. TOTAL RETURN SWAP CONTRACTS Continued

                               NOTIONAL                       PAID BY            RECEIVED BY   TERMINATION
COUNTERPARTY                     AMOUNT                      THE FUND               THE FUND         DATES         VALUE
-------------------------------------------------------------------------------------------------------------------------
Merrill Lynch
Capital Services,
Inc.:
                                                                                The Constant
                                                                             Maturity Option
                                                                            Price divided by
                           $ 43,500,000                        5.3300%                10,000       8/13/17   $  (991,029)
                                                                                The Constant
                                                                             Maturity Option
                                                                            Price divided by
                            177,060,000                        4.6600                 10,000       6/11/17     3,355,641
-------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,
Inc.:
                                                                            If positive, the
                                                     If negative, the        Total Return of
                                                    absolute value of             the Lehman
                                                           the Lehman     Brothers U.S. CMBS
                                                  Brothers U. S. CMBS          AAA 8.5+Index
                              3,000,000                AAA 8.5+ Index   plus 25 basis points      10/31/07        20,474
                                                                            If positive, the
                                                                             Total Return of
                                                     If negative, the             the Lehman
                                                    absolute value of     Brothers U.S. CMBS
                                                           the Lehman          AAA 8.5+Index
                                                   Brothers U.S. CMBS         plus 110 basis
                              4,240,000                AAA 8.5+ Index                 points       1/31/08        31,739
                                                      Three-Month USD
                            936,780,000 RUR                 BBA LIBOR                 7.7500%     12/26/13        87,691
-------------------------------------------------------------------------------------------------------------------------
                                                        One-Month EUR       If positive, the
                                                     BBA LIBOR and if      Total Return of a
                                                        negative, the       custom basket of
                                                    absolute value of    securities plus the
                                                  the Total Return of     dividends from the
Morgan Stanley                                     a custom basket of              basket of
International                11,988,600 EUR                securities             securities      12/20/07       331,857
-------------------------------------------------------------------------------------------------------------------------
                                                                            If positive, the
                                                                             Total Return of
                                                     If negative, the             the Lehman
                                                    absolute value of     Brothers U.S. CMBS
                                                           the Lehman         AAA 8.5+ Index
                                                   Brothers U.S. CMBS          plus 60 basis
UBS AG                       13,457,000                AAA 8.5+ Index                 points        2/1/08        95,501
                                                                                                             ------------
                                                                                                             $15,274,090
                                                                                                             ============


                     98 | OPPENHEIMER STRATEGIC INCOME FUND

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

BRR      Brazilian Real
CHF      Swiss Franc
EUR      Euro
GBP      British Pound Sterling
INR      Indian Rupee
JPY      Japanese Yen
RUR      Russian Ruble

Index abbreviations are as follows:

BBA LIBOR      British Bankers' Association London-Interbank Offered Rate
BOVESPA        Bovespa Index that trades on the Sao Paulo Stock Exchange
CMBS           Commercial Mortgage Backed Securities
EURIBOR        Euro Interbank Offered Rate
INDF/NSE
NIFTY Index    Indian National Stock Exchange Nifty Index
LIBOR          London-Interbank Offered Rate
MSCI           Morgan Stanley Capital International
SMI            Swiss Market Index

--------------------------------------------------------------------------------
11. CURRENCY SWAPS

A currency swap is an arrangement under which counterparties agree to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate. Currency swaps are marked to market daily using primarily quotations from counterparties and brokers. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the amount due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Currency swap agreements entail exchange rate risk, interest rate risk and credit risk. Due to the exchange of currency at contract termination, changes in currency exchange rates may result in the Fund paying an amount greater than the amount received. There is a risk, based on movements of interest rates or indexes that the periodic payments made by the Fund will be greater than the payments received. Credit risk arises from the possibility that the counterparty will default on its payments to the Fund. If the counter-party defaults, the Fund's maximum loss will consist of the notional contract value to be received at contract termination as well as any outstanding interest payments due to the Fund. The Manager monitors the creditworthiness of counterparties on an ongoing basis.


                     99 | OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
11. CURRENCY SWAPS Continued

As of September 30, 2007, the Fund entered into the following currency swap arrangements:

                   NOTIONAL               PAID BY   RECEIVED BY   TERMINATION
COUNTERPARTY         AMOUNT              THE FUND      THE FUND         DATES         VALUE
--------------------------------------------------------------------------------------------
Credit Suisse
International:
                                  Three Month USD
                 11,360,000 TRY         BBA LIBOR         16.75%      2/26/12   $ 2,483,251
                                  Three-Month USD
                  4,575,000 TRY         BBA LIBOR         17.25        2/7/12     1,144,830
                                  Three-Month USD
                  6,900,000 TRY         BBA LIBOR         17.30        2/9/12     1,722,781
--------------------------------------------------------------------------------------------
Merrill Lynch                     Three-Month BBA
International     7,160,000 TRY             LIBOR         17.10        2/6/12     1,736,890
                                                                                ------------
                                                                                $ 7,087,752
                                                                                ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

TRY         New Turkish Lira

Index abbreviation is as follows:

BBA LIBOR   British Bankers' Association London-Interbank Offered Rate

--------------------------------------------------------------------------------
12. ILLIQUID SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
13. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities


                     100 | OPPENHEIMER STRATEGIC INCOME FUND
loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of September 30, 2007, the Fund had on loan securities valued at $239,036,233, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $243,457,871 was received for the loans, $120,576,273 of which was received in cash and subsequently invested in approved investments. In addition, collateral of $122,881,598 was also received in the form of securities.

--------------------------------------------------------------------------------
14. RECENT ACCOUNTING PRONOUNCEMENT

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

--------------------------------------------------------------------------------
15. ACQUISITION OF ATLAS STRATEGIC INCOME FUND

On May 10, 2007, the Fund acquired all of the net assets of Atlas Strategic Income Fund, pursuant to an Agreement and Plan of Reorganization approved by the Atlas Strategic Income Fund shareholders on March 23, 2007. The Fund issued (at an exchange ratio of 1.049645 for Class A to one share of Atlas Strategic Income
Fund) 59,159,381, shares of beneficial interest for Class A valued at $260,892,868 in exchange for the net assets, resulting in combined Class A net assets of $5,988,114,190 on May 10, 2007. The net assets acquired included net unrealized appreciation of $12,016,003. The exchange qualified as a tax-free reorganization for federal income tax purposes.


                     101 | OPPENHEIMER STRATEGIC INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER STRATEGIC INCOME FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Strategic Income Fund (the "Fund"), including the statement of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
November 14, 2007


                     102 | OPPENHEIMER STRATEGIC INCOME FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      Dividends, if any, paid by the Fund during the fiscal year ended September 30, 2007 which are not designated as capital gain distributions should be multiplied by 0.20% to arrive at the amount eligible for the corporate dividend-received deduction.

      A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2007 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $1,023,299 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2008, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.

      Recent tax legislation allows a regulated investment company to designate distributions not designated as capital gain distributions, as either interest related dividends or short-term capital gain dividends, both of which are exempt from the U.S. withholding tax applicable to non U.S. taxpayers. For the fiscal year ended September 30, 2007, $227,117,762 or 58.40% of the ordinary distributions paid by the Fund qualifies as an interest related dividend.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                     103 | OPPENHEIMER STRATEGIC INCOME FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                     104 | OPPENHEIMER STRATEGIC INCOME FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      The Board was aware that there are alternatives to retaining the Manager.

      NATURE, QUALITY AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                     105 | OPPENHEIMER STRATEGIC INCOME FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Arthur P. Steinmetz and the Manager's international and quantitative fixed income investment team and analysts. Mr. Steinmetz has been a portfolio manager of the Fund since October 1989. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load multi-sector income funds. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were better than its peer group median.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other multi-sector income funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees are lower than its peer group median.


                     106 | OPPENHEIMER STRATEGIC INCOME FUND

      ECONOMIES OF SCALE. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement for another year. In arriving at this decision, the Board considered all of the above information, and considered the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                     107 | OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                          COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR
                                  HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

WILLIAM L. ARMSTRONG,             President, Colorado Christian University (since 2006); Chairman, Cherry Creek
Chairman of the Board of          Mortgage Company (since 1991), Chairman, Centennial State Mortgage Company (since
Trustees (since 2003),            1994), Chairman, The El Paso Mortgage Company (since 1993); Chairman, Ambassador
Trustee (since 1999)              Media Corporation (since 1984); Chairman, Broadway Ventures (since 1984); Director
Age: 70                           of Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992),
                                  Campus Crusade for Christ (non-profit) (since 1991); Former Director, The Lynde and Harry Bradley Foundation, Inc. (non-profit organization) (2002-2006); former
                                  Chairman of: Transland Financial Services, Inc. (private mortgage banking company)
                                  (1997-2003), Great Frontier Insurance (1995-2000), Frontier Real Estate, Inc.
                                  (residential real estate brokerage) (1994-2000) and Frontier Title (title insurance agency) (1995-2000); former Director of the following: UNUMProvident
                                  (insurance company) (1991-2004), Storage Technology Corporation (computer equipment company) (1991-2003) and International Family Entertainment (television channel) (1992-1997); U.S. Senator (January 1979-January 1991). Oversees 38
                                  portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                  Assistant Secretary and Director of the Manager (December 1991-April 1999);
Trustee (since 2000)              President, Treasurer and Director of Centennial Capital Corporation (June
Age: 71                           1989-April 1999); Chief Executive Officer and Director of MultiSource Services,
                                  Inc. (March 1996-April 1999); Mr. Bowen held several positions with
                                  OppenheimerFunds, Inc. and with subsidiary or affiliated companies of
                                  OppenheimerFunds, Inc. (September 1987-April 1999). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

EDWARD L. CAMERON,                Member of The Life Guard of Mount Vernon (George Washington historical site) (June
Trustee (since 2000)              2000-May 2006); Partner of PricewaterhouseCoopers LLP (accounting firm) (July
Age: 69                           1974-June 1999); Chairman of Price Waterhouse LLP Global Investment Management
                                  Industry Services Group (accounting firm) (July 1994-June 1998). Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                    Director of UNUMProvident (insurance company) (since June 2002); Director of
Trustee (since 1990)              Northwestern Energy Corp. (public utility corporation) (since November 2004);
Age: 65                           Director of P.R. Pharmaceuticals (October 1999-October 2003); Director of Rocky
                                  Mountain Elk Foundation (non-profit organization) (February 1998-February 2003 and since February 2005); Chairman and Director (until October 1996) and President and
                                  Chief Executive Officer (until October 1995) of the Manager; President, Chief
                                  Executive Officer and Director of the following: Oppenheimer Acquisition Corp.
                                  ("OAC") (parent holding company of the Manager), Shareholders Services, Inc. and
                                  Shareholder Financial Services, Inc. (until October 1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                     Director of Colorado UpLIFT (charitable organization) (since September 1984). Mr.
Trustee (since 1996)              Freedman held several positions with the Manager and with subsidiary or affiliated
Age: 67                           companies of the Manager (until October 1994). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.


                     108 | OPPENHEIMER STRATEGIC INCOME FUND

BEVERLY L. HAMILTON,              Trustee of Monterey Institute for International Studies (educational organization)
Trustee (since 2002)              (since February 2000); Board Member of Middlebury College (educational
Age: 61                           organization) (since December 2005); Director of The California Endowment
                                  (philanthropic organization) (since April 2002); Director (February 2002-2005) and
                                  Chairman of Trustees (since 2006) of the Community Hospital of Monterey Peninsula;
                                  Director (October 1991-2005) and Vice Chairman (since 2006) of American Funds'
                                  Emerging Markets Growth Fund, Inc. (mutual fund); President of ARCO Investment
                                  Management Company (February 1991-April 2000); Member of the investment committees of The Rockefeller Foundation (since 2001) and The University of Michigan (since
                                  2000); Advisor at Credit Suisse First Boston's Sprout venture capital unit
                                  (venture capital fund) (1994-January 2005); Trustee of MassMutual Institutional
                                  Funds (investment company) (1996-June 2004); Trustee of MML Series Investment Fund
                                  (investment company) (April 1989-June 2004); Member of the investment committee of
                                  Hartford Hospital (2000-2003); and Advisor to Unilever (Holland) pension fund
                                  (2000-2003). Oversees 38 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,                 Director of Jones Knowledge, Inc. (since 2006); Director of Jones International
Trustee (since 2002)              University (educational organization) (since August 2005); Chairman, Chief
Age: 63                           Executive Officer and Director of Steele Street State Bank (commercial banking)
                                  (since August 2003); Director of Colorado UpLift (charitable organization) (since
                                  1986); Trustee of the Gallagher Family Foundation (non-profit organization) (since
                                  2000); Former Chairman of U.S. Bank-Colorado (subsidiary of U.S. Bancorp and formerly Colorado National Bank) (July 1996-April 1999); Director of Commercial
                                  Assets, Inc. (real estate investment trust) (1993-2000); Director of Jones
                                  Knowledge, Inc. (2001-July 2004); and Director of U.S. Exploration, Inc. (oil and
                                  gas exploration) (1997-February 2004). Oversees 38 portfolios in the
                                  OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,         Trustee of MassMutual Select Funds (formerly MassMutual Institutional Funds)
Trustee (since 2000)              (investment company) (since 1996) and MML Series Investment Fund (investment
Age: 65                           company) (since 1996); Trustee of Worcester Polytech Institute (since 1985);
                                  Chairman (since 1994) of the Investment Committee of the Worcester Polytech
                                  Institute (private university); President and Treasurer of the SIS Funds (private charitable fund) (since January 1999); Chairman of SIS & Family Bank, F.S.B.
                                  (formerly SIS Bank) (commercial bank) (January 1999-July 1999); and Executive Vice
                                  President of Peoples Heritage Financial Group, Inc. (commercial bank) (January
                                  1999-July 1999). Oversees 40 portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE AND            THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
OFFICER                           FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN
                                  INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN
                                  OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR
                                  REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH
                                  OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001);
Trustee, President and            President of the Manager (September 2000-March 2007); President and director or
Principal Executive Officer       trustee of other Oppenheimer funds; President and Director of Oppenheimer
(since 2001)                      Acquisition Corp. ("OAC") (the Manager's parent holding company) and of
Age: 58                           Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager)
                                  (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder
                                  Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001);


                     109 | OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

JOHN V. MURPHY,                   President and Director of OppenheimerFunds Legacy Program (charitable trust
Continued                         program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                                  Management, Inc., Centennial Asset Management Corporation, Trinity Investment
                                  Management Corporation and Tremont Capital Management, Inc. (since November 2001),
                                  HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since
                                  July 2001); President (since November 2001) and Director (since July 2001) of
                                  Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts
                                  Mutual Life Insurance Company (OAC's parent company) (since February 1997);
                                  Director of DLB Acquisition Corporation (holding company parent of Babson Capital
                                  Management LLC) (since June 1995); Chairman (since October 2007) and Member of the
                                  Investment Company Institute's Board of Governors (since October 2003); Chief
                                  Operating Officer of the Manager (September 2000- June 2001). Oversees 102
                                  portfolios in the OppenheimerFunds complex.

--------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF THE             THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS.
FUND                              STEINMETZ, ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225
                                  LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED,
                                  PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-
                                  3924. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

ARTHUR P. STEINMETZ,              Senior Vice President of the Manager (since March 1993) and of HarbourView Asset
Vice President and Portfolio      Management Corporation (since March 2000). An officer of 4 portfolios in the
Manager (since 1993)              OppenheimerFunds complex.
Age: 48

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief          2004); Chief Compliance Officer of the Manager, OppenheimerFunds Distributor,
Compliance Officer (since         Inc., Centennial Asset Management and Shareholder Services, Inc. (since March
2004)                             2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Age: 57                           Management Corporation and Shareholder Services, Inc. (since June 1983). Former
                                  Vice President and Director of Internal Audit of the Manager (1997-February 2004).
                                  An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and Principal           of the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial & Accounting            Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management,
Officer (since 1999)              Inc. and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private
Age: 48                           Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. (since
                                  May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset
                                  Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                  (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the
                                  Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March
                                  1999), Centennial Asset Management Corporation (March 1999-October 2003) and
                                  OppenheimerFunds Legacy Program (April 2000-June 2003); Principal and Chief
                                  Operating Officer of Bankers Trust Company-Mutual Fund Services Division (March
                                  1995-March 1999). An officer of 102 portfolios in the OppenheimerFunds complex.


                     110 | OPPENHEIMER STRATEGIC INCOME FUND

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of
Assistant Treasurer               the Manager (August 2002-February 2007); Manager/Financial Product Accounting of
(since 2004)                      the Manager (November 1998-July 2002). An officer of 102 portfolios in the
Age: 37                           OppenheimerFunds complex.

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer               Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager
(since 2005)                      of Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of
Age: 37                           Mutual Fund Operations at American Data Services, Inc. (September 2000-May 2001).
                                  An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March
Vice President and Secretary      2002) of the Manager; General Counsel and Director of the Distributor (since
(since 2001)                      December 2001); General Counsel of Centennial Asset Management Corporation (since
Age: 59                           December 2001); Senior Vice President and General Counsel of HarbourView Asset
                                  Management Corporation (since December 2001); Secretary and General Counsel of OAC
                                  (since November 2001); Assistant Secretary (since September 1997) and Director
                                  (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds
                                  plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since
                                  December 2002); Director of Oppenheimer Real Asset Management, Inc. (since
                                  November 2001); Senior Vice President, General Counsel and Director of Shareholder
                                  Financial Services, Inc. and Shareholder Services, Inc. (since December 2001);
                                  Senior Vice President, General Counsel and Director of OFI Private Investments,
                                  Inc. and OFI Trust Company (since November 2001); Vice President of
                                  OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and
                                  General Counsel of OFI Institutional Asset Management, Inc. (since November 2001);
                                  Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice
                                  President (May 1985-December 2003), Acting General Counsel (November 2001-February
                                  2002) and Associate General Counsel (May 1981-October 2001) of the Manager;
                                  Assistant Secretary of the following: Shareholder Services, Inc. (May
                                  1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                  2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                  officer of 102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary               President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                      2004), Corporate Vice President (May 1999-April 2001) and Assistant General
Age: 39                           Counsel (May 1999-December 2000) of UBS Financial Services Inc. (formerly,
                                  PaineWebber Incorporated). An officer of 102 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary               2004); First Vice President (2000-September 2004), Director (2000- September 2004)
(since 2004)                      and Vice President (1998-2000) of Merrill Lynch Investment Management. An officer
Age: 43                           of 102 portfolios in the OppenheimerFunds complex.


                     111 | OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary               October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
(since 2001)                      (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
Age: 42                           Management Corporation (since October 2003); Vice President and Assistant
                                  Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of
                                  OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                  December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An
                                  officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING 1.800.525.7048.


                     112 | OPPENHEIMER STRATEGIC INCOME FUND



ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, are audit committee financial experts and that Messrs. Cameron and Bowen are "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $66,000 in fiscal 2007 and $77,000 in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $40,000 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include review of management's assessment of the financial statements disclosure impacts of an IRS private letter ruling.

(c)   (c) Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $22,777 in fiscal 2006.

The principal accountant for the audit of the registrant's annual financial statements billed $32,732 in fiscal 2007 and no such fees in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include compliance review and professional services for 22c-2 program.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $32,732 in fiscal 2007 and $62,777 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Strategic Income Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date:  11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date:  11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date:  11/14/2007